UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Alternative Asset Allocation Plus VIP
(Effective May 1, 2012 the Fund was renamed DWS Alternative Asset Allocation VIP)

	Shares	Value ($)
Mutual Funds 86.9%
DWS Disciplined Market Neutral Fund "Institutional" (a)	940,526	9,029,049
DWS Emerging Markets Equity Fund "Institutional" (a)	193,945	3,223,374
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	2,336,450	8,084,117
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	409,674	4,264,704
DWS Floating Rate Fund "Institutional" (a)	630,096	5,859,893
DWS Global Inflation Fund "Institutional" (a)	482,909	5,181,616
DWS RREEF Global Infrastructure Fund "Institutional" (a)	496,677	5,359,140
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	788,917	5,908,985

Total Mutual Funds (Cost $46,259,685)		46,910,878
Exchange-Traded Funds 12.1%
iShares S&P Global Timber & Forestry Index Fund	3,197	132,196
iShares S&P U.S. Preferred Stock Index Fund	40,970	1,599,469
SPDR Barclays Capital Convertible Securities	26,847	1,070,121
SPDR Barclays Capital International Treasury Bond	26,771	1,604,921
Vanguard FTSE All World ex-U.S. Small-Cap Fund	5,784	514,603
WisdomTree Emerging Markets Local Debt Fund	20,598	1,068,830
WisdomTree Emerging Markets SmallCap Dividend Fund	11,616	558,962

Total Exchange-Traded Funds (Cost $6,375,360)		6,549,102
Cash Equivalents 2.5%
Central Cash Management Fund, 0.11% (a) (b) (Cost $1,325,637)	1,325,637	1,325,637

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $53,960,682) †	101.5	54,785,617
Other Assets and Liabilities, Net	(1.5)	(788,685)

Net Assets	100.0	53,996,932

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $54,642,465.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $143,152.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,817,240 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,674,088.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
FTSE: Financial Times and the London Stock Exchange
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$46,910,878	$—	$—	$46,910,878
Exchange-Traded Funds	6,549,102	—	—	6,549,102
Short-Term Investments	1,325,637	—	—	1,325,637
Total	$54,785,617	$—	$—	$54,785,617

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Balanced VIP

(Effective May 1, 2012 the Fund was renamed DWS Global Income Builder VIP)

		Shares	Value ($)
Common Stocks 54.2%
Consumer Discretionary 5.8%
Auto Components 0.6%
BorgWarner, Inc.*		8,242	695,130
Bridgestone Corp.		4,700	114,975
Continental AG*		3,140	296,370
Minth Group Ltd.		121,217	139,952
Tenneco, Inc.*		1,897	70,474
TRW Automotive Holdings Corp.*		9,572	444,619

			1,761,520
Automobiles 0.4%
Honda Motor Co., Ltd.		12,167	467,692
Renault SA		12,000	634,001

			1,101,693
Distributors 0.3%
Genuine Parts Co.		11,346	711,961
Diversified Consumer Services 0.3%
H&R Block, Inc.		50,217	827,074
Hotels, Restaurants & Leisure 0.9%
Bwin.Party Digital Entertainment PLC		16,806	41,646
Domino's Pizza UK & IRL PLC		15,236	105,273
McDonald's Corp.		6,375	625,388
Paddy Power PLC (c)		2,975	187,450
Paddy Power PLC (c)		53	3,337
REXLot Holdings Ltd.		1,781,323	158,222
Starwood Hotels & Resorts Worldwide, Inc.		14,741	831,540
Trump Entertainment Resorts, Inc.*		2	0
Wynn Resorts Ltd.		3,062	382,383

			2,335,239
Household Durables 0.1%
Hajime Construction Co., Ltd.		3,237	86,052
Jarden Corp.		2,745	110,431
Sony Corp.		6,800	141,462

			337,945
Media 0.3%
Aegis Group PLC		22,884	67,601
JC Decaux SA*		3,705	113,347
News Corp. "A"		27,422	539,939
Postmedia Network Canada Corp.*		623	3,742
Vertis Holdings, Inc.*		111	61

			724,690
Multiline Retail 0.4%
Dollar General Corp.*		9,086	419,773
Family Dollar Stores, Inc.		12,343	781,065

			1,200,838
Specialty Retail 1.5%
Advance Auto Parts, Inc.		1,847	163,589
Aeropostale, Inc.*		4,713	101,895
Bed Bath & Beyond, Inc.*		9,137	600,940
Dick's Sporting Goods, Inc.		13,120	630,810
Dufry AG (Registered)*		714	93,272
Fast Retailing Co., Ltd.		3,000	688,079
GNC Holdings, Inc. "A"		2,006	69,989
Guess?, Inc.		2,470	77,187
L'Occitane International SA		38,141	90,735
Limited Brands, Inc. (b)		17,920	860,160
Sally Beauty Holdings, Inc.*		14,740	365,552
Sanrio Co., Ltd.		1,320	51,515
United Arrows Ltd.		3,383	71,027
Urban Outfitters, Inc.*		3,290	95,772
Yamada Denki Co., Ltd.		600	37,691

			3,998,213
Textiles, Apparel & Luxury Goods 1.0%
Adidas AG		9,900	772,912
Burberry Group PLC		4,384	104,901
Coach, Inc.		8,334	644,052
Deckers Outdoor Corp.* (b)		1,850	116,643
NIKE, Inc. "B"		11,376	1,233,613

			2,872,121
Consumer Staples 4.9%
Beverages 0.8%
C&C Group PLC (c)		29,435	151,653
C&C Group PLC (c)		524	2,689
Carlsberg AS "B" (b)		1,800	149,003
Heineken NV		4,200	233,378
PepsiCo, Inc.		26,768	1,776,057

			2,312,780
Food & Staples Retailing 1.8%
AIN Pharmaciez, Inc. (b)		1,435	77,456
Costco Wholesale Corp.		15,351	1,393,871
CVS Caremark Corp.		22,347	1,001,146
Kato Sangyo Co., Ltd.		3,234	64,162
Wal-Mart Stores, Inc.		7,826	478,951
Walgreen Co.		15,245	510,555
Wesfarmers Ltd.		4,377	136,154
Whole Foods Market, Inc.		13,849	1,152,237

			4,814,532
Food Products 1.7%
General Mills, Inc.		14,564	574,550
Golden Agri-Resources Ltd.		745,000	465,048
Green Mountain Coffee Roasters, Inc.* (b)		774	36,254
Kellogg Co.		12,347	662,170
Kraft Foods, Inc. "A"		22,837	868,034
Mead Johnson Nutrition Co.		8,925	736,134
Nestle SA (Registered)		5,400	339,848
Sara Lee Corp.		30,923	665,772
SunOpta, Inc.*		19,011	104,180
TreeHouse Foods, Inc.*		1,666	99,127

			4,551,117
Tobacco 0.6%
Altria Group, Inc.		28,370	875,782
Philip Morris International, Inc.		8,829	782,338

			1,658,120
Energy 6.0%
Energy Equipment & Services 1.6%
Cameron International Corp.*		10,521	555,824
Dresser-Rand Group, Inc.*		2,194	101,780
John Wood Group PLC		8,909	102,323
Lamprell PLC		17,667	96,882
National Oilwell Varco, Inc.		6,515	517,747
Noble Corp.*		22,231	832,996
Oil States International, Inc.*		6,021	469,999
ProSafe SE		9,231	73,508
SBM Offshore NV		7,610	155,412
Schlumberger Ltd.		12,296	859,859
Transocean Ltd.		9,684	529,715

			4,296,045
Oil, Gas & Consumable Fuels 4.4%
Americas Petrogas, Inc.*		14,978	53,458
Anadarko Petroleum Corp.		12,154	952,144
Approach Resources, Inc.*		2,106	77,817
BP PLC		32,800	244,983
Canadian Natural Resources Ltd.		19,470	646,015
Chevron Corp.		9,548	1,023,928
Concho Resources, Inc.*		2,763	282,047
ConocoPhillips		10,841	824,024
Energy XXI (Bermuda) Ltd.*		1,670	60,304
EOG Resources, Inc.		7,439	826,473
Exxon Mobil Corp.		12,307	1,067,386
INPEX Corp.		40	271,642
Marathon Oil Corp.		27,420	869,214
Marathon Petroleum Corp.		19,522	846,474
Nexen, Inc.		28,902	530,352
Occidental Petroleum Corp.		15,549	1,480,731
Plains Exploration & Production Co.*		9,294	396,389
Rosetta Resources, Inc.*		1,188	57,927
Royal Dutch Shell PLC "B"		18,760	660,935
Suncor Energy, Inc.		27,973	914,717
Tullow Oil PLC		5,900	144,015

			12,230,975
Financials 7.8%
Capital Markets 0.9%
Affiliated Managers Group, Inc.*		914	102,194
Ameriprise Financial, Inc.		6,030	344,494
Ashmore Group PLC		26,967	158,557
Hargreaves Lansdown PLC		5,781	45,059
Jefferies Group, Inc. (b)		4,662	87,832
Lazard Ltd. "A"		1,858	53,064
Nomura Holdings, Inc.		13,200	58,864
Partners Group Holding AG		754	147,101
T. Rowe Price Group, Inc.		14,886	972,056
The Goldman Sachs Group, Inc.		4,398	546,979
Waddell & Reed Financial, Inc. "A"		2,285	74,057

			2,590,257
Commercial Banks 1.8%
Australia & New Zealand Banking Group Ltd.		11,500	277,190
Banco Comercial Portugues SA "R"* (b)		820,000	152,205
BOC Hong Kong (Holdings) Ltd.		362,000	1,001,654
DBS Group Holdings Ltd.		18,200	205,197
DGB Financial Group, Inc.		7,502	98,395
DnB ASA		32,600	418,713
Mizuho Financial Group, Inc. (b)		94,000	154,445
National Australia Bank Ltd.		47,861	1,220,141
Prosperity Bancshares, Inc.		2,304	105,523
Resona Holdings, Inc.		50,800	235,573
Societe Generale		1,564	45,735
Sumitomo Mitsui Financial Group, Inc.		6,700	222,463
U.S. Bancorp.		16,552	524,367
Westpac Banking Corp.		5,900	133,842
Zions Bancorp.		3,602	77,299

			4,872,742
Consumer Finance 0.5%
Capital One Financial Corp.		11,108	619,160
Discover Financial Services		21,077	702,707

			1,321,867
Diversified Financial Services 0.9%
IG Group Holdings PLC		12,523	90,233
ING Groep NV (CVA)*		24,526	204,528
Investor AB "B"		6,900	153,050
JPMorgan Chase & Co.		33,141	1,523,823
The NASDAQ OMX Group, Inc.*		22,367	579,305

			2,550,939
Insurance 2.9%
Alleghany Corp.		2,244	738,368
Assurant, Inc. (b)		13,492	546,426
AXA SA		12,924	214,457
Fidelity National Financial, Inc. "A"		31,090	560,553
Hannover Rueckversicherung AG (Registered)		4,400	261,516
HCC Insurance Holdings, Inc.		21,045	655,973
Lincoln National Corp.		31,725	836,271
MetLife, Inc. (b)		20,885	780,055
Old Mutual PLC		200,369	508,499
PartnerRe Ltd.		14,700	997,983
Prudential Financial, Inc.		14,693	931,389
Zurich Financial Services AG*		3,350	900,723

			7,932,213
Real Estate Investment Trusts 0.5%
American Tower Corp. (REIT)		12,433	783,528
CapitaMall Trust (REIT)		85,000	122,005
Corio NV (REIT)		5,700	300,456
Klepierre (REIT)		3,900	135,564

			1,341,553
Real Estate Management & Development 0.3%
Ashton Woods "B" *		0.012	8,910
CapitaLand Ltd.		74,300	184,292
K Wah International Holdings Ltd.		332,379	121,517
Mitsubishi Estate Co., Ltd.		24,900	449,072
Sumitomo Realty & Development Co., Ltd.		1,000	24,392

			788,183
Health Care 6.0%
Biotechnology 1.0%
Celgene Corp.*		18,866	1,462,492
Cepheid, Inc.*		3,302	138,123
Gilead Sciences, Inc.*		16,120	787,462
Incyte Corp., Ltd.*		3,230	62,339
Vertex Pharmaceuticals, Inc.*		3,707	152,024

			2,602,440
Health Care Equipment & Supplies 1.4%
Accuray, Inc.*		8,688	61,337
Baxter International, Inc.		19,117	1,142,814
Becton, Dickinson & Co.		9,473	735,579
CareFusion Corp.*		20,275	525,731
CONMED Corp.		2,436	72,763
Edwards Lifesciences Corp.*		2,754	200,298
NxStage Medical, Inc.*		5,466	105,330
St. Jude Medical, Inc.		13,441	595,571
Terumo Corp.		3,200	154,192
Thoratec Corp.*		4,955	167,033
Volcano Corp.*		2,077	58,883

			3,819,531
Health Care Providers & Services 2.2%
Aetna, Inc.		14,279	716,235
Centene Corp.*		4,061	198,867
Express Scripts, Inc.* (b)		20,205	1,094,707
Fleury SA		9,868	130,280
Fresenius Medical Care AG & Co. KGaA		3,796	268,876
Humana, Inc.		8,921	825,014
McKesson Corp.		21,948	1,926,376
Metropolitan Health Networks, Inc.*		6,529	61,177
Molina Healthcare, Inc.*		3,315	111,483
Universal American Corp.		1,257	13,550
WellCare Health Plans, Inc.*		1,513	108,754
WellPoint, Inc.		9,052	668,038

			6,123,357
Health Care Technology 0.0%
SXC Health Solutions Corp.*		1,311	98,272
Life Sciences Tools & Services 0.2%
Life Technologies Corp.*		1,077	52,579
Thermo Fisher Scientific, Inc.		8,840	498,399

			550,978
Pharmaceuticals 1.2%
Flamel Technologies SA (ADR)*		10,603	54,393
GlaxoSmithKline PLC		81,800	1,826,623
Merck & Co., Inc.		26,056	1,000,551
Mitsubishi Tanabe Pharma Corp.		15,200	214,248
Pacira Pharmaceuticals, Inc.*		12,451	143,685
Par Pharmaceutical Companies, Inc.*		2,273	88,033
VIVUS, Inc.*		2,865	64,061

			3,391,594
Industrials 5.9%
Aerospace & Defense 1.3%
BE Aerospace, Inc.*		3,383	157,208
European Aeronautic Defence & Space Co. NV		12,000	491,179
Northrop Grumman Corp.		10,065	614,770
Raytheon Co.		18,188	959,963
TransDigm Group, Inc.*		5,230	605,425
United Technologies Corp.		7,334	608,282

			3,436,827
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)		14,900	287,097
Airlines 0.0%
Ryanair Holdings PLC (ADR)*		3,383	122,735
Building Products 0.0%
Compagnie de St-Gobain		1,100	49,158
Congoleum Corp.*		3,800	0

			49,158
Commercial Services & Supplies 0.3%
Babcock International Group PLC		14,591	185,807
Quad Graphics, Inc.		3	42
Serco Group PLC		9,743	84,504
Stericycle, Inc.*		6,128	512,546

			782,899
Construction & Engineering 0.2%
Aecom Technology Corp.*		2,833	63,374
Chicago Bridge & Iron Co. NV		4,113	177,641
Chiyoda Corp. (b)		9,000	115,390
Hochtief AG		900	54,638
Lian Beng Group Ltd.		127,709	43,717
Yongnam Holdings Ltd.		466,392	94,610

			549,370
Electrical Equipment 1.1%
AMETEK, Inc.		16,116	781,787
Mitsubishi Electric Corp.		31,600	281,025
Nidec Corp.		6,200	565,999
Prysmian SpA		3,591	63,091
Regal-Beloit Corp.		4,260	279,243
Roper Industries, Inc.		7,237	717,621
Schneider Electric SA		3,690	240,932

			2,929,698
Industrial Conglomerates 0.4%
General Electric Co.		57,779	1,159,625
Machinery 1.7%
Altra Holdings, Inc.*		4,208	80,794
Amtek Engineering Ltd.		124,825	70,981
Andritz AG		1,230	120,332
Dover Corp.		24,560	1,545,806
Joy Global, Inc.		739	54,316
Mitsubishi Heavy Industries Ltd.		14,200	68,983
Nabtesco Corp.		8,600	178,369
Navistar International Corp.*		9,956	402,720
OSG Corp.		5,036	76,470
Parker Hannifin Corp. (b)		11,140	941,887
Rational AG		465	108,782
Rotork PLC		3,719	121,866
Sauer-Danfoss, Inc.		1,121	52,687
SPX Corp.		6,594	511,233
The Manitowoc Co., Inc.		4,494	62,287
WABCO Holdings, Inc.*		2,035	123,077

			4,520,590
Marine 0.1%
Kawasaki Kisen Kaisha Ltd.* (b)		47,000	104,960
Mitsui O.S.K Lines Ltd. (b)		31,329	138,266

			243,226
Professional Services 0.0%
Brunel International NV		2,270	100,011
Road & Rail 0.3%
Norfolk Southern Corp.		10,502	691,347
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.		1,092	44,914
JFE Shoji Holdings, Inc.		18,089	94,412
MISUMI Group, Inc.		4,905	119,611
Mitsubishi Corp.		16,667	388,576
Mitsui & Co., Ltd.		12,700	209,026
Sumikin Bussan Corp.		35,538	96,498

			953,037
Transportation Infrastructure 0.1%
Aeroports de Paris		2,000	164,327
Koninklijke Vopak NV		2,495	143,702

			308,029
Information Technology 10.3%
Communications Equipment 1.3%
Cisco Systems, Inc.		50,270	1,063,211
Harris Corp.		2,039	91,918
Nokia Oyj (b)		17,400	95,219
Polycom, Inc.*		2,162	41,229
QUALCOMM, Inc.		34,568	2,351,315
Sycamore Networks, Inc.*		3,151	55,899

			3,698,791
Computers & Peripherals 3.1%
Apple, Inc.*		10,143	6,080,424
EMC Corp.* (b)		59,015	1,763,368
Hewlett-Packard Co.		21,612	515,014

			8,358,806
Electronic Equipment, Instruments & Components 0.1%
Cognex Corp.		2,599	110,094
Nippon Electric Glass Co., Ltd.		9,800	86,158

			196,252
Internet Software & Services 0.5%
Ancestry.com, Inc.* (b)		1,847	42,001
Google, Inc. "A"*		1,887	1,210,020
NIC, Inc.		5,838	70,815
United Internet AG (Registered)		6,215	117,117

			1,439,953
IT Services 1.1%
Accenture PLC "A"		18,656	1,203,312
Cardtronics, Inc.*		5,758	151,147
International Business Machines Corp.		4,969	1,036,782
VeriFone Systems, Inc.* (b)		9,977	517,507

			2,908,748
Office Electronics 0.2%
Canon, Inc.		12,800	610,367
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC		12,308	116,184
EZchip Semiconductor Ltd.*		1,590	68,895
FSI International, Inc.*		14,111	69,003
Intel Corp.		39,166	1,100,956
Skyworks Solutions, Inc.*		24,497	677,342
Teradyne, Inc.*		7,941	134,123
Texas Instruments, Inc.		14,429	484,959
Tokyo Electron Ltd.		900	51,589

			2,703,051
Software 3.0%
BMC Software, Inc.*		14,877	597,460
Check Point Software Technologies Ltd.*		10,326	659,212
Dassault Systemes SA		17,700	1,627,637
MICROS Systems, Inc.*		745	41,191
Microsoft Corp.		80,056	2,581,806
Nintendo Co., Ltd.		300	45,443
Oracle Corp.		65,822	1,919,370
Rovi Corp.*		1,828	59,501
SAP AG		5,678	396,505
Solera Holdings, Inc.		5,576	255,883
TiVo, Inc.*		6,199	74,326

			8,258,334
Materials 3.0%
Chemicals 1.4%
Air Products & Chemicals, Inc.		10,412	955,821
Ecolab, Inc.		10,937	675,032
Lanxess AG		4,900	405,150
Potash Corp. of Saskatchewan, Inc. (b)		12,332	563,449
Praxair, Inc.		8,312	952,888
Rockwood Holdings, Inc.*		1,042	54,340
The Mosaic Co.		5,809	321,180

			3,927,860
Construction Materials 0.0%
Wolverine Tube, Inc.*		366	9,150
Containers & Packaging 0.3%
Sonoco Products Co.		26,183	869,276
Metals & Mining 1.2%
Anglo American PLC		2,500	93,371
BHP Billiton Ltd.		9,400	339,961
BHP Billiton PLC		1,400	42,869
Freeport-McMoRan Copper & Gold, Inc.		20,059	763,044
Goldcorp, Inc.		13,969	629,443
Haynes International, Inc.		948	60,056
Newcrest Mining Ltd.		13,650	420,048
Newmont Mining Corp.		10,539	540,335
Randgold Resources Ltd. (ADR)		1,005	88,420
Walter Energy, Inc.		5,077	300,609
Yamato Kogyo Co., Ltd.		1,828	53,532

			3,331,688
Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc.		1,958	135,219
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.3%
AT&T, Inc.		27,114	846,770
Bezeq Israeli Telecommunication Corp., Ltd.		221,000	365,007
CenturyLink, Inc.		28,079	1,085,253
Inmarsat PLC		35,400	260,592
TeliaSonera AB		129,600	903,385

			3,461,007
Wireless Telecommunication Services 0.3%
Vodafone Group PLC (ADR)		29,327	811,478
Utilities 2.9%
Electric Utilities 2.1%
American Electric Power Co., Inc.		21,108	814,347
Duke Energy Corp. (b)		26,893	565,022
Entergy Corp.		12,842	862,982
Exelon Corp.		24,922	977,192
FirstEnergy Corp.		25,334	1,154,977
Fortum Oyj		26,400	640,513
Kyushu Electric Power Co., Inc.		8,800	125,840
Red Electrica Corporacion SA		3,000	146,735
Southern Co.		12,348	554,796

			5,842,404
Gas Utilities 0.4%
Snam SpA		200,000	961,512
Multi-Utilities 0.3%
Centrica PLC		39,800	201,662
PG&E Corp.		13,784	598,364

			800,026
Water Utilities 0.1%
American Water Works Co., Inc.		8,370	284,831

Total Common Stocks (Cost $115,315,821)			148,461,191
Preferred Stocks 0.1%
Consumer Discretionary
Porsche Automobil Holding SE		2,200	129,833
Volkswagen AG		700	123,214

Total Preferred Stocks (Cost $255,766)			253,047
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		80	14
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*		3,400	51
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*		170	1,632

Total Warrants (Cost $30,283)			1,697
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 7.1%
Consumer Discretionary 1.2%
AMC Entertainment, Inc., 8.75%, 6/1/2019		135,000	141,412
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		35,000	36,269
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		15,000	15,638
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	20,375
Cablevision Systems Corp., 8.625%, 9/15/2017 (b)		250,000	272,187
Caesar's Entertainment Operating Co., Inc., 11.25%, 6/1/2017		80,000	87,200
CBS Corp., 3.375%, 3/1/2022		125,000	120,665
CCO Holdings LLC:
6.5%, 4/30/2021		200,000	207,000
6.625%, 1/31/2022		10,000	10,375
7.375%, 6/1/2020		10,000	10,850
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		205,000	220,119
Clear Channel Worldwide Holdings, Inc., 144A, 7.625%, 3/15/2020		45,000	43,950
DIRECTV Holdings LLC, 6.35%, 3/15/2040		51,000	56,423
DISH DBS Corp.:
6.625%, 10/1/2014		40,000	43,600
7.125%, 2/1/2016		35,000	38,719
7.875%, 9/1/2019		155,000	178,250
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		25,000	16
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		30,000	30,487
Harron Communications LP, 144A, 9.125%, 4/1/2020 (d)		10,000	10,325
Hertz Corp.:
6.75%, 4/15/2019		35,000	36,225
144A, 6.75%, 4/15/2019		10,000	10,350
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		170,000	170,496
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		20,000	20,600
MGM Resorts International, 144A, 8.625%, 2/1/2019 (b)		45,000	48,262
NBCUniversal Media LLC, 5.95%, 4/1/2041		247,000	284,262
Time Warner Cable, Inc., 4.0%, 9/1/2021 (b)		150,000	153,688
Time Warner, Inc.:
5.875%, 11/15/2016		147,000	172,181
7.625%, 4/15/2031		175,000	224,062
Travelport LLC, 5.113% **, 9/1/2014		20,000	10,900
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		265,000	286,200
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		25,000	25,344
Yum! Brands, Inc.:
3.875%, 11/1/2020		210,000	217,077
5.3%, 9/15/2019		65,000	73,210

			3,276,717
Consumer Staples 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		500,000	652,286
CVS Caremark Corp., 5.75%, 5/15/2041		65,000	73,265
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		10,000	10,275
Kroger Co., 5.4%, 7/15/2040		110,000	117,780
Pilgrim's Pride Corp., 7.875%, 12/15/2018		10,000	9,975
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		10,000	10,475
TreeHouse Foods, Inc., 7.75%, 3/1/2018		10,000	10,838

			884,894
Energy 0.9%
Arch Coal, Inc., 144A, 7.25%, 6/15/2021 (b)		340,000	313,650
Atwood Oceanics, Inc., 6.5%, 2/1/2020		10,000	10,500
Bill Barrett Corp., 7.625%, 10/1/2019		10,000	10,150
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		10,000	10,200
8.625%, 10/15/2020		10,000	10,625
Bristow Group, Inc., 7.5%, 9/15/2017		30,000	31,350
Chesapeake Energy Corp., 6.875%, 11/15/2020 (b)		175,000	180,687
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		15,000	15,112
Cimarex Energy Co., 5.875%, 5/1/2022 (d)		10,000	10,200
CONSOL Energy, Inc., 8.0%, 4/1/2017		220,000	229,350
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	255,603
Encana Corp., 5.15%, 11/15/2041		55,000	50,746
Enterprise Products Operating LLC, 6.125%, 10/15/2039		230,000	259,015
EV Energy Partners LP, 8.0%, 4/15/2019		35,000	35,875
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		10,000	10,150
Kinder Morgan Energy Partners LP, 7.3%, 8/15/2033		360,000	414,805
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		10,000	10,575
Linn Energy LLC, 144A, 6.25%, 11/1/2019		20,000	19,400
ONEOK Partners LP, 6.15%, 10/1/2016		201,000	231,784
Plains Exploration & Production Co., 6.75%, 2/1/2022		20,000	20,900
SESI LLC, 144A, 7.125%, 12/15/2021		30,000	32,400
Swift Energy Co., 144A, 7.875%, 3/1/2022		20,000	20,600
Weatherford International Ltd., 5.125%, 9/15/2020 (b)		300,000	319,161
Williams Partners LP, 4.0%, 11/15/2021		56,000	56,587

			2,559,425
Financials 2.3%
Ally Financial, Inc.:
5.5%, 2/15/2017		15,000	15,018
6.25%, 12/1/2017		260,000	267,732
AmeriGas Finance LLC:
6.75%, 5/20/2020		10,000	10,150
7.0%, 5/20/2022 (b)		10,000	10,200
Ashton Woods U.S.A. LLC, 144A, 11.0%, 6/30/2015		36,400	30,030
Bank of America Corp.:
5.875%, 2/7/2042		160,000	159,138
Series L, 7.625%, 6/1/2019		250,000	288,279
Berkshire Hathaway, Inc., 1.9%, 1/31/2017		140,000	141,602
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		78,000	81,401
Caesars Operating Escrow LLC, 144A, 8.5%, 2/15/2020		35,000	35,612
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		30,000	32,625
CIT Group, Inc.:
5.25%, 3/15/2018		10,000	10,200
144A, 7.0%, 5/4/2015		65,000	65,078
144A, 7.0%, 5/2/2017		80,000	80,200
Citigroup, Inc.:
4.5%, 1/14/2022 (b)		120,000	120,470
5.875%, 1/30/2042		470,000	486,984
CNA Financial Corp., 5.75%, 8/15/2021		265,000	282,392
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		15,000	14,888
E*TRADE Financial Corp., 6.75%, 6/1/2016		10,000	10,225
Ford Motor Credit Co., LLC, 5.875%, 8/2/2021		260,000	280,433
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		10,000	10,300
144A, 5.875%, 1/31/2022		10,000	10,275
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		10,000	10,900
General Electric Capital Corp., 2.9%, 1/9/2017 (b)		500,000	518,679
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		10,000	10,225
8.875%, 2/1/2018		130,000	134,550
International Lease Finance Corp.:
6.25%, 5/15/2019		80,000	78,966
8.625%, 1/15/2022		10,000	11,117
JPMorgan Chase & Co., 2.6%, 1/15/2016		700,000	708,260
Level 3 Financing, Inc., 144A, 8.625%, 7/15/2020		15,000	15,750
Morgan Stanley, 3.45%, 11/2/2015		45,000	43,953
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		10,000	10,150
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		119,000	121,607
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		10,000	10,075
144A, 5.875%, 3/15/2022		10,000	10,100
PNC Bank NA, 6.875%, 4/1/2018		300,000	356,224
Prudential Financial, Inc., 7.375%, 6/15/2019		30,000	37,084
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		500,000	497,620
SunTrust Banks, Inc., 3.6%, 4/15/2016		98,000	101,263
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		260,000	280,444
Toyota Motor Credit Corp., 2.0%, 9/15/2016		500,000	510,237
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	153,000
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		15,000	15,356
144A, 7.375%, 5/15/2020		25,000	25,563
144A, 7.625%, 4/15/2022		25,000	25,688
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		89,000	100,347

			6,230,390
Health Care 0.5%
Amgen, Inc., 5.15%, 11/15/2041		150,000	150,605
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		10,000	10,175
Express Scripts, Inc.:
6.25%, 6/15/2014		250,000	274,833
7.25%, 6/15/2019		320,000	395,329
Gilead Sciences, Inc., 4.4%, 12/1/2021		100,000	104,967
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		240,000	248,100
HCA, Inc., 8.5%, 4/15/2019		10,000	11,113
McKesson Corp., 4.75%, 3/1/2021		200,000	226,043
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		15,000	15,750

			1,436,915
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017		20,000	20,750
ARAMARK Corp., 8.5%, 2/1/2015		10,000	10,250
BE Aerospace, Inc.:
6.875%, 10/1/2020		130,000	142,350
8.5%, 7/1/2018		40,000	44,200
Belden, Inc., 7.0%, 3/15/2017		25,000	25,781
Bombardier, Inc., 144A, 5.75%, 3/15/2022		170,000	165,325
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		43,000	43,686
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		69,786	31,404
CSX Corp., 6.15%, 5/1/2037		370,000	429,654
United Rentals North America, Inc., 10.875%, 6/15/2016		20,000	22,650

			936,050
Information Technology 0.3%
Alliance Data Systems Corp., 144A, 6.375%, 4/1/2020		10,000	10,125
Applied Materials, Inc., 5.85%, 6/15/2041		260,000	298,878
CDW LLC, 144A, 8.5%, 4/1/2019		10,000	10,625
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		70,000	76,650
Hewlett-Packard Co., 3.3%, 12/9/2016		200,000	208,082
Hughes Satellite Systems Corp., 6.5%, 6/15/2019		20,000	20,900
Lawson Software, Inc., 144A, 9.375%, 4/1/2019 (d)		10,000	10,325
MasTec, Inc., 7.625%, 2/1/2017		35,000	36,356
ViaSat, Inc., 144A, 6.875%, 6/15/2020		10,000	10,250

			682,191
Materials 0.5%
Appleton Papers, Inc., 11.25%, 12/15/2015		15,000	13,912
Crown Americas LLC, 7.625%, 5/15/2017		10,000	10,763
Dow Chemical Co.:
4.125%, 11/15/2021		30,000	30,862
4.25%, 11/15/2020		185,000	193,581
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		15,000	14,850
144A, 6.375%, 2/1/2016		250,000	249,375
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		220,000	211,292
GEO Specialty Chemicals, Inc.:
7.5%, 3/31/2015 (PIK)		209,283	194,005
10.0%, 3/31/2015		206,080	204,431
Graphic Packaging International, Inc., 9.5%, 6/15/2017		30,000	33,300
Kraton Polymers LLC, 6.75%, 3/1/2019		10,000	10,325
NewMarket Corp., 7.125%, 12/15/2016		65,000	67,392
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		10,000	11,250
Rock-Tenn Co.:
144A, 4.45%, 3/1/2019		10,000	10,045
144A, 4.9%, 3/1/2022		10,000	9,985
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		10,000	11,038
144A, 8.375%, 9/15/2021		10,000	11,238
Silgan Holdings, Inc., 7.25%, 8/15/2016		20,000	22,475
Teck Resources Ltd., 3.0%, 3/1/2019		110,000	108,556
Wolverine Tube, Inc., 6.0%, 6/28/2014		8,253	7,452

			1,426,127
Telecommunication Services 0.5%
AT&T, Inc., 3.875%, 8/15/2021		64,000	67,693
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		100,000	102,125
8.375%, 10/15/2020		20,000	20,100
Cricket Communications, Inc., 10.0%, 7/15/2015 (b)		50,000	52,625
Digicel Ltd., 144A, 8.25%, 9/1/2017		125,000	132,188
ERC Ireland Preferred Equity Ltd., 144A, 8.057% **, 2/15/2017 (PIK)	EUR	120,439	48
Frontier Communications Corp., 6.625%, 3/15/2015 (b)		250,000	260,625
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		125,000	131,406
Intelsat Luxembourg SA, 11.25%, 2/4/2017		67,000	69,680
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		250,000	248,437
Sprint Nextel Corp.:
144A, 7.0%, 3/1/2020		10,000	10,150
8.375%, 8/15/2017		120,000	115,800
144A, 9.125%, 3/1/2017		15,000	14,925
Windstream Corp.:
7.0%, 3/15/2019		25,000	25,500
7.75%, 10/15/2020		75,000	80,250
7.875%, 11/1/2017		130,000	143,325

			1,474,877
Utilities 0.2%
AES Corp.:
8.0%, 10/15/2017		35,000	39,419
8.0%, 6/1/2020		30,000	34,425
Calpine Corp., 144A, 7.5%, 2/15/2021		195,000	208,162
DTE Energy Co., 7.625%, 5/15/2014		81,000	91,142
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		234,000	260,925

			634,073

Total Corporate Bonds (Cost $18,779,878)			19,541,659
Asset-Backed 0.6%
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.992% **, 8/15/2018		550,000	579,294
Student Loans 0.4%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.501% **, 11/27/2018		462,480	458,818
"A4", Series 2006-1, 0.583% **, 11/23/2022		675,000	666,613

			1,125,431

Total Asset-Backed (Cost $1,699,345)			1,704,725
Mortgage-Backed Securities Pass-Throughs 5.8%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2041 (d)		2,600,000	2,655,453
4.0%, 8/1/2039		1,548,066	1,635,447
4.5%, 6/1/2041		1,106,481	1,171,530
6.0%, 3/1/2038		26,357	29,020
Federal National Mortgage Association:
2.466% **, 8/1/2037		142,372	151,715
3.0%, 8/1/2041 (d)		3,150,000	3,260,742
4.0%, 5/1/2039		1,491,316	1,578,523
4.5%, with various maturities from 9/1/2035 until 5/1/2041		1,165,641	1,238,144
5.0%, 3/1/2040		2,151,323	2,321,496
6.0%, with various maturities from 1/1/2024 until 8/1/2037		1,524,009	1,698,512
6.5%, with various maturities from 5/1/2017 until 1/1/2038		29,295	32,278
8.0%, 9/1/2015		32,433	34,663

Total Mortgage-Backed Securities Pass-Throughs (Cost $15,546,362)			15,807,523
Commercial Mortgage-Backed Securities 0.7%
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.905% **, 6/11/2040		66,000	75,190
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		225,000	248,885
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		1,250,000	1,390,720
"A4", Series 2007-C6, 5.858%, 7/15/2040		260,000	294,053

Total Commercial Mortgage-Backed Securities (Cost $1,872,108)			2,008,848
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp., "H", Series 2278, 6.5%, 1/15/2031		151	169
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		1,345,084	31,022
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		983,315	149,601

Total Collateralized Mortgage Obligations (Cost $249,762)			180,792
Government & Agency Obligations 9.8%
Sovereign Bonds 2.7%
Federal Republic of Germany-Inflation Linked Note, 2.25%, 4/15/2013		220,406	305,802
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031		294,505	502,142
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017		221,402	310,520
2.25%, 7/25/2020		646,767	964,293
3.15%, 7/25/2032		325,271	557,798
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016		23,784,000	302,868
Government of Sweden-Inflation Linked Bond, Series 3105, 3.5%, 12/1/2015		2,650,000	552,567
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017		212,802	268,403
State of Qatar, 144A, 6.4%, 1/20/2040		100,000	116,750
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037		682,677	1,405,986
1.875%, 11/22/2022		370,394	753,175
2.0%, 1/26/2035		170,000	535,945
2.5%, 7/26/2016		112,000	617,420

			7,193,669
U.S. Treasury Obligations 7.1%
U.S. Treasury Bill, 0.696% ***, 9/6/2012 (e)		235,000	234,872
U.S. Treasury Bonds:
4.75%, 2/15/2037 (b)		2,300,000	2,910,938
5.375%, 2/15/2031 (b)		1,000,000	1,345,000
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		188,739	248,177
2.375%, 1/15/2025		655,253	833,503
3.875%, 4/15/2029		220,576	339,790
U.S. Treasury Inflation-Indexed Notes:
0.625%, 7/15/2021 (b)		2,413,296	2,611,073
1.875%, 7/15/2015		652,620	727,875
2.375%, 1/15/2017		618,096	723,993
2.5%, 7/15/2016		718,214	838,571
U.S. Treasury Notes:
1.0%, 1/15/2014		605,000	612,208
1.0%, 8/31/2016 (b)		1,950,000	1,958,379
1.75%, 1/31/2014 (b)		3,900,000	4,000,546
2.0%, 11/15/2021		400,000	393,781
4.5%, 11/15/2015 (b)		1,500,000	1,703,907

			19,482,613

Total Government & Agency Obligations (Cost $24,143,207)			26,676,282
Municipal Bonds and Notes 0.4%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		125,000	146,767
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (f)		185,000	210,162
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		500,000	516,340
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (f)		150,000	190,140

Total Municipal Bonds and Notes (Cost $960,263)			1,063,409
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (g)		218,000	211,830
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		40,000	31,800

Total Preferred Securities (Cost $242,121)			243,630

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	1,845

	Shares	Value ($)
Exchange-Traded Funds 16.7%
iShares JPMorgan USD Emerging Markets Bond Fund	36,135	4,072,776
iShares Russell 2000 Index Fund	335	27,754
iShares Russell 2000 Value Index Fund	74,672	5,448,816
SPDR Barclays Capital International Treasury Bond	67,755	4,061,912
SPDR Gold Trust*	4,834	783,785
Vanguard MSCI Emerging Markets Fund	189,189	8,224,046
Vanguard Total Bond Market Fund	277,218	23,086,715

Total Exchange-Traded Funds (Cost $40,114,660)		45,705,804
Securities Lending Collateral 9.4%
Daily Assets Fund Institutional, 0.27% (h) (i) (Cost $25,747,567)	25,747,567	25,747,567
Cash Equivalents 3.5%
Central Cash Management Fund, 0.11% (h) (Cost $9,521,695)	9,521,695	9,521,695

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $254,480,838) †	108.5	296,919,714
Other Assets and Liabilities, Net	(8.5)	(23,268,041)

Net Assets	100.0	273,651,673

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	25,000	USD	25,000	16

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $257,567,195.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $39,352,519.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,917,818 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,565,299.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $25,148,399, which is 9.2% of net assets.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	When-issued or delayed delivery security included.
(e)	At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	6/20/2012	11	1,424,328	13,524
5 Year U.S. Treasury Note	USD	6/29/2012	30	3,676,172	21,307
Federal Republic of Germany Euro-Schatz	EUR	6/7/2012	173	25,457,599	10,794
S&P 500 E-Mini Index	USD	6/15/2012	6	420,975	10,935
United Kingdom Long Gilt Bond	GBP	6/27/2012	72	13,187,438	20,599
Total unrealized appreciation					77,159

At March 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	6/15/2012	4	480,978	(11,149)
10 Year Canadian Government Bond	CAD	6/20/2012	83	10,919,936	41,298
10 Year Japanese Government Bond	JPY	6/11/2012	1	1,715,718	1,677
2 Year U.S. Treasury Note	USD	6/29/2012	55	12,107,734	6,217
30 Year U.S. Treasury Bond	USD	6/20/2012	32	4,408,000	153,936
Federal Republic of Germany Euro-Bund	EUR	6/7/2012	19	3,509,377	(74,283)
Ultra Long U.S. Treasury Bond	USD	6/20/2012	5	754,844	(7,665)
Total net unrealized appreciation					110,031

At March 31, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

3/20/2012 6/20/2017	5,200,000	1	1.0%	Markit Dow Jones CDX North America Investment Grade Index	(21,494)	(24,557)	3,063

Counterparty
1	Citigroup, Inc.

As of March 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	10,311,470	CHF	9,460,000	4/24/2012	170,989	UBS AG
USD	2,975,661	JPY	248,060,000	4/24/2012	21,990	UBS AG
USD	9,285,424	EUR	7,020,000	4/24/2012	78,102	UBS AG
USD	6,389,199	SEK	43,180,000	4/24/2012	131,175	UBS AG
AUD	7,690,000	USD	8,004,483	4/24/2012	60,406	UBS AG
NZD	2,190,000	USD	1,797,061	4/24/2012	6,780	UBS AG
USD	1,825,115	NOK	10,510,000	4/24/2012	18,740	UBS AG
USD	2,818,612	GBP	1,780,000	4/24/2012	28,058	UBS AG
CAD	2,550,000	USD	2,570,487	4/24/2012	15,177	UBS AG
Total unrealized appreciation					531,417

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	13,067,206	AUD	12,420,000	4/24/2012	(236,852)	UBS AG
USD	1,019,101	CAD	1,010,000	4/24/2012	(6,997)	UBS AG
JPY	257,340,000	USD	3,062,933	4/24/2012	(46,860)	UBS AG
GBP	5,070,000	USD	8,040,209	4/24/2012	(68,004)	UBS AG
EUR	12,850,000	USD	16,908,287	4/24/2012	(231,501)	UBS AG
CHF	6,260,000	USD	6,864,713	4/24/2012	(71,883)	UBS AG
Total unrealized depreciation					(662,097)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(j)
Consumer Discretionary	$11,403,721	$4,720,559	$75	$16,124,355
Consumer Staples	11,717,158	1,619,391	—	13,336,549
Energy	14,777,320	1,749,700	—	16,527,020
Financials	13,143,406	8,245,438	8,910	21,397,754
Health Care	14,122,233	2,463,939	—	16,586,172
Industrials	11,271,330	4,767,907	94,412	16,133,649
Information Technology	25,028,083	3,146,270	—	28,174,353
Materials	6,909,112	1,354,931	10,782	8,274,825
Telecommunication Services	2,743,501	1,528,984	—	4,272,485
Utilities	5,812,511	2,076,262	—	7,888,773
Fixed Income Investments(j)		—
Corporate Bonds	—	19,104,367	437,292	19,541,659
Asset Backed	—	1,704,725	—	1,704,725
Mortgage-Backed Securities Pass- Throughs	—	15,807,523	—	15,807,523
Commercial Mortgage-Backed Securities	—	2,008,848	—	2,008,848
Collateralized Mortgage Obligations	—	180,792	—	180,792
Government & Agency Obligations	—	26,676,282	—	26,676,282
Municipal Bonds and Notes	—	1,063,409	—	1,063,409
Preferred Securities	—	243,630	—	243,630
Other Investments	—	—	1,845	1,845
Exchange-Traded Funds	45,705,804	—	—	45,705,804
Short-Term Investments(j)	35,269,262	—	—	35,269,262
Derivatives (k)	280,287	534,480	—	814,767
Total	$198,183,728	$98,997,437	$553,316	$297,734,481
Liabilities
Derivatives (k)	$(93,097)	$(662,097)	$—	$(755,194)
Total	$(93,097)	$(662,097)	$—	$(755,194)

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended March 31, 2012.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock and/or Other Equity Investments

	Consumer Discretionary	Financials	Industrials		Materials	Corporate Bonds	Other Investments	Total
Balance as of December 31, 2011	$111	$0	$0		$10,551	$424,524	$2,000	$437,186
Realized gain (loss)	—	—	—		—	—	—	—
Change in unrealized appreciation (depreciation)	(36)	8,910	19,061		231	8,394	(155)	36,405
Amortization premium/discount	—	—	—		—	736	—	736
Purchases	—	—	—		—	3,638	—	3,638
(Sales)	—	—	—		—	—	—	—
Transfers into Level 3	—	—	75,351	(l)	—	—	—	75,351
Transfers (out) of Level 3	—	—	—		—	—	—	—
Balance as of March 31, 2012	$75	$8,910	$94,412		$10,782	$437,292	$1,845	$553,316
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2012	$0	$8,910	$19,061		$231	$8,394	$(155)	$36,441
Transfers between price levels are recognized at the beginning of the reporting period.
(l) The investment was transferred from Level 2 to Level 3 as a result of the investment being delisted from a securities exchange.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$3,063	$—
Equity Contracts	$10,935	$—	$—
Foreign Exchange Contracts	$—	$—	$(130,680)
Interest Rate Contracts	$176,255	$—	$—

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Blue Chip VIP
	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 11.5%
Auto Components 0.3%
Dana Holding Corp.	7,700	119,350
TRW Automotive Holdings Corp.*	3,100	143,995

		263,345
Automobiles 1.4%
General Motors Co.*	59,700	1,531,305
Diversified Consumer Services 0.2%
Coinstar, Inc.*	2,400	152,520
Hotels, Restaurants & Leisure 1.0%
Chipotle Mexican Grill, Inc.*	400	167,200
Melco Crown Entertainment Ltd. (ADR)*	4,200	57,162
Starbucks Corp.	15,400	860,706

		1,085,068
Household Durables 1.1%
Garmin Ltd. (a)	8,200	384,990
Sony Corp. (ADR)	3,600	74,772
Whirlpool Corp.	9,100	699,426

		1,159,188
Media 2.4%
CBS Corp. "B"	49,600	1,681,936
Comcast Corp. "A"	3,800	114,038
Interpublic Group of Companies, Inc.	12,700	144,907
Omnicom Group, Inc.	8,000	405,200
Time Warner Cable, Inc.	3,000	244,500

		2,590,581
Multiline Retail 2.4%
Dillard's, Inc. "A" (a)	13,408	844,972
Macy's, Inc.	42,100	1,672,633

		2,517,605
Specialty Retail 2.3%
Aaron's, Inc.	10,800	279,720
AutoNation, Inc.* (a)	2,900	99,499
Best Buy Co., Inc. (a)	43,800	1,037,184
Foot Locker, Inc.	3,400	105,570
GameStop Corp. "A" (a)	20,200	441,168
RadioShack Corp. (a)	15,500	96,410
TJX Companies, Inc.	10,200	405,042

		2,464,593
Textiles, Apparel & Luxury Goods 0.4%
Michael Kors Holdings Ltd.* (a)	2,600	121,134
VF Corp.	2,000	291,960

		413,094
Consumer Staples 9.9%
Beverages 0.3%
Anheuser-Busch InBev NV (ADR)	2,900	210,888
Dr. Pepper Snapple Group, Inc.	2,700	108,567

		319,455
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	3,200	290,560
CVS Caremark Corp.	36,200	1,621,760
Kroger Co.	32,600	789,898
Safeway, Inc. (a)	34,100	689,161
Whole Foods Market, Inc.	1,200	99,840

		3,491,219
Food Products 2.3%
Bunge Ltd.	6,500	444,860
Kraft Foods, Inc. "A"	21,300	809,613
Smithfield Foods, Inc.*	15,300	337,059
Tyson Foods, Inc. "A"	34,900	668,335
Unilever NV	4,000	136,120

		2,395,987
Household Products 0.1%
Church & Dwight Co., Inc.	2,900	142,651
Personal Products 0.7%
Herbalife Ltd.	8,200	564,324
Nu Skin Enterprises, Inc. "A" (a)	3,000	173,730

		738,054
Tobacco 3.2%
Altria Group, Inc.	18,200	561,834
Lorillard, Inc.	4,300	556,764
Philip Morris International, Inc.	25,600	2,268,416

		3,387,014
Energy 11.4%
Energy Equipment & Services 0.4%
National Oilwell Varco, Inc.	5,600	445,032
Oil, Gas & Consumable Fuels 11.0%
Apache Corp.	9,700	974,268
BP PLC (ADR)	8,500	382,500
Chevron Corp. (a)	15,200	1,630,048
ConocoPhillips	21,400	1,626,614
CVR Energy, Inc.*	14,100	377,175
Denbury Resources, Inc.*	10,700	195,061
HollyFrontier Corp.	19,500	626,925
Marathon Oil Corp.	34,600	1,096,820
Marathon Petroleum Corp.	18,600	806,496
Murphy Oil Corp.	5,500	309,485
Statoil ASA (ADR)	8,800	238,568
Tesoro Corp.* (a)	42,000	1,127,280
Total SA (ADR)	8,500	434,520
Valero Energy Corp.	50,200	1,293,654
W&T Offshore, Inc. (a)	4,000	84,320
Western Refining, Inc. (a)	23,800	447,916

		11,651,650
Financials 17.1%
Capital Markets 1.3%
Invesco Ltd.	11,000	293,370
Northern Trust Corp.	2,900	137,605
State Street Corp.	14,100	641,550
T. Rowe Price Group, Inc.	4,700	306,910

		1,379,435
Commercial Banks 4.4%
HSBC Holdings PLC (ADR)	6,400	284,096
KeyCorp	92,000	782,000
Regions Financial Corp.	148,400	977,956
Royal Bank of Canada	3,700	214,785
SunTrust Banks, Inc.	42,300	1,022,391
Susquehanna Bancshares, Inc.	4,800	47,424
Toronto-Dominion Bank	1,800	152,910
Zions Bancorp. (a)	53,800	1,154,548

		4,636,110
Consumer Finance 3.2%
American Express Co.	13,100	757,966
Capital One Financial Corp.	21,800	1,215,132
Discover Financial Services	43,400	1,446,956

		3,420,054
Diversified Financial Services 3.0%
IntercontinentalExchange, Inc.*	3,800	522,196
JPMorgan Chase & Co.	53,600	2,464,528
The NASDAQ OMX Group, Inc.*	6,300	163,170

		3,149,894
Insurance 4.4%
ACE Ltd.	16,200	1,185,840
Aflac, Inc.	19,400	892,206
Allied World Assurance Co. Holdings AG	3,100	212,877
Allstate Corp.	8,300	273,236
American International Group, Inc.*	28,000	863,240
Assured Guaranty Ltd.	9,600	158,592
Lincoln National Corp.	5,400	142,344
MetLife, Inc.	8,300	310,005
Old Republic International Corp.	6,400	67,520
Protective Life Corp.	4,100	121,442
Prudential Financial, Inc.	3,900	247,221
The Travelers Companies, Inc.	3,700	219,040

		4,693,563
Real Estate Investment Trusts 0.8%
American Capital Agency Corp. (REIT)	10,500	310,170
CBL & Associates Properties, Inc. (REIT)	3,900	73,788
Taubman Centers, Inc. (REIT)	4,500	328,275
Ventas, Inc. (REIT)	3,300	188,430

		900,663
Health Care 14.2%
Biotechnology 0.8%
Alexion Pharmaceuticals, Inc.*	700	65,002
Amgen, Inc.	4,700	319,553
Biogen Idec, Inc.*	800	100,776
Celgene Corp.*	2,700	209,304
Cubist Pharmaceuticals, Inc.* (a)	2,300	99,475
United Therapeutics Corp.*	2,000	94,260

		888,370
Health Care Providers & Services 6.9%
Aetna, Inc.	38,300	1,921,128
Humana, Inc.	19,200	1,775,616
McKesson Corp.	700	61,439
UnitedHealth Group, Inc.	23,100	1,361,514
WellCare Health Plans, Inc.*	7,400	531,912
WellPoint, Inc.	22,000	1,623,600

		7,275,209
Pharmaceuticals 6.5%
Abbott Laboratories	1,300	79,677
AstraZeneca PLC (ADR) (a)	12,200	542,778
Bristol-Myers Squibb Co.	31,400	1,059,750
Eli Lilly & Co.	40,000	1,610,800
Forest Laboratories, Inc.*	19,300	669,517
Merck & Co., Inc.	16,400	629,760
Mylan, Inc.*	7,000	164,150
Par Pharmaceutical Companies, Inc.*	4,500	174,285
Pfizer, Inc.	82,600	1,871,716
Watson Pharmaceuticals, Inc.*	1,300	87,178

		6,889,611
Industrials 8.9%
Aerospace & Defense 3.0%
General Dynamics Corp.	9,200	675,096
Honeywell International, Inc.	3,500	213,675
L-3 Communications Holdings, Inc.	2,500	176,925
Lockheed Martin Corp.	3,800	341,468
Northrop Grumman Corp. (a)	23,800	1,453,704
Raytheon Co.	5,400	285,012

		3,145,880
Airlines 0.7%
Alaska Air Group, Inc.*	7,200	257,904
Delta Air Lines, Inc.*	10,700	106,037
U.S. Airways Group, Inc.* (a)	9,500	72,105
United Continental Holdings, Inc.*	16,000	344,000

		780,046
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co. (a)	10,000	123,900
Construction & Engineering 0.7%
Chicago Bridge & Iron Co. NV	3,200	138,208
EMCOR Group, Inc.	4,400	121,968
Fluor Corp.	3,900	234,156
URS Corp.	4,500	191,340

		685,672
Industrial Conglomerates 1.0%
Tyco International Ltd.	19,700	1,106,746
Machinery 2.3%
AGCO Corp.*	13,700	646,777
Caterpillar, Inc.	4,100	436,732
Cummins, Inc.	2,900	348,116
Deere & Co.	900	72,810
Eaton Corp.	8,600	428,538
Parker Hannifin Corp.	1,100	93,005
Terex Corp.*	13,300	299,250
Timken Co.	2,100	106,554

		2,431,782
Road & Rail 0.4%
Ryder System, Inc.	8,100	427,680
Trading Companies & Distributors 0.7%
W.W. Grainger, Inc. (a)	3,600	773,316
Information Technology 20.3%
Communications Equipment 0.8%
Cisco Systems, Inc.	36,100	763,515
Polycom, Inc.*	6,400	122,048

		885,563
Computers & Peripherals 6.6%
Apple, Inc.*	3,600	2,158,092
Dell, Inc.*	118,000	1,958,800
Hewlett-Packard Co.	7,100	169,193
Lexmark International, Inc. "A"	12,300	408,852
Seagate Technology PLC	28,000	754,600
Western Digital Corp.*	38,600	1,597,654

		7,047,191
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.*	7,400	310,578
Avnet, Inc.*	6,900	251,091
Flextronics International Ltd.*	8,600	62,178
Tech Data Corp.*	5,800	314,708
Vishay Intertechnology, Inc.* (a)	33,900	412,224

		1,350,779
Internet Software & Services 1.7%
AOL, Inc.* (a)	12,900	244,713
eBay, Inc.*	17,700	652,953
IAC/InterActiveCorp. (a)	19,000	932,710

		1,830,376
IT Services 3.7%
Automatic Data Processing, Inc.	1,800	99,342
Computer Sciences Corp.	14,936	447,184
Fidelity National Information Services, Inc.	3,800	125,856
Fiserv, Inc.*	7,200	499,608
International Business Machines Corp.	6,600	1,377,090
MasterCard, Inc. "A"	2,100	883,134
Teradata Corp.*	1,900	129,485
Total System Services, Inc.	6,900	159,183
Visa, Inc. "A"	1,700	200,600

		3,921,482
Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	71,700	891,948
GT Advanced Technologies, Inc.* (a)	27,600	228,252
Intel Corp.	28,800	809,568
KLA-Tencor Corp.	7,900	429,918
Kulicke & Soffa Industries, Inc.*	14,000	174,020
LSI Corp.*	10,800	93,744
Micron Technology, Inc.*	82,335	666,913
OmniVision Technologies, Inc.*	15,200	304,000
Teradyne, Inc.*	6,500	109,785

		3,708,148
Software 2.7%
Activision Blizzard, Inc.	66,900	857,658
ANSYS, Inc.*	2,200	143,044
BMC Software, Inc.*	2,300	92,368
CA, Inc.	6,500	179,140
Microsoft Corp.	38,500	1,241,625
Oracle Corp.	6,700	195,372
Zynga, Inc. "A"* (a)	10,100	132,815

		2,842,022
Materials 3.6%
Chemicals 1.9%
CF Industries Holdings, Inc.	5,700	1,041,105
Eastman Chemical Co.	4,100	211,929
LyondellBasell Industries NV "A"	14,900	650,385
OM Group, Inc.*	3,700	101,787

		2,005,206
Construction Materials 0.1%
Cemex SAB de CV (ADR)	9,152	71,020
Metals & Mining 0.9%
BHP Billiton PLC (ADR)	9,100	558,558
Freeport-McMoRan Copper & Gold, Inc.	10,200	388,008
Ternium SA (ADR)	2,000	47,360

		993,926
Paper & Forest Products 0.7%
Domtar Corp.	8,100	772,578
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	3,800	145,274
Wireless Telecommunication Services 0.6%
China Mobile Ltd. (ADR)	12,200	671,976
Utilities 1.0%
Electric Utilities 0.2%
Exelon Corp.	3,900	152,919
Pinnacle West Capital Corp.	1,500	71,850

		224,769
Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.* (a)	9,308	145,856
Multi-Utilities 0.7%
Ameren Corp.	15,700	511,506
DTE Energy Co.	4,300	236,629

		748,135

Total Common Stocks (Cost $89,105,244)		104,820,593
Securities Lending Collateral 9.1%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $9,693,910)	9,693,910	9,693,910
Cash Equivalents 1.3%
Central Cash Management Fund, 0.11% (b) (Cost $1,378,562)	1,378,562	1,378,562

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $100,177,716) †	109.1	115,893,065
Other Assets and Liabilities, Net	(9.1)	(9,692,727)

Net Assets	100.0	106,200,338

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $101,339,962.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $14,553,103.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,234,556 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,681,453.

(a)	All or a portion of these securities were on loan . The value of all securities loaned at March 31, 2012 amounted to $9,415,662, which is 8.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/15/2012	20	1,403,250	25,508

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$104,820,593	$—	$—	$104,820,593
Short-Term Investments(d)	11,072,472	—	—	11,072,472
Derivatives(e)	25,508	—	—	25,508
Total	$115,918,573	$—	$—	$115,918,573

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$25,508

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)
Corporate Bonds 24.9%
Consumer Discretionary 5.0%
AMC Entertainment, Inc., 8.75%, 6/1/2019	143,000	149,793
CBS Corp., 3.375%, 3/1/2022	200,000	193,064
DIRECTV Holdings LLC:
144A, 2.4%, 3/15/2017	860,000	852,368
3.125%, 2/15/2016	200,000	207,476
6.35%, 3/15/2040	112,000	123,910
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	270,000	270,787
MGM Resorts International, 9.0%, 3/15/2020	500,000	556,250
NBCUniversal Media LLC, 5.95%, 4/1/2041	172,000	197,948
Time Warner Cable, Inc., 4.0%, 9/1/2021	230,000	235,655
Time Warner, Inc., 7.625%, 4/15/2031	250,000	320,089
Yum! Brands, Inc.:
3.875%, 11/1/2020	650,000	671,904
5.3%, 9/15/2019	100,000	112,630

		3,891,874
Consumer Staples 1.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019	400,000	521,829
CVS Caremark Corp., 5.75%, 5/15/2041	105,000	118,351
Kellogg Co., 4.0%, 12/15/2020	200,000	211,775
Kroger Co.:
5.4%, 7/15/2040	150,000	160,609
6.9%, 4/15/2038	100,000	124,548

		1,137,112
Energy 2.8%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	280,000	357,844
Encana Corp., 5.15%, 11/15/2041	90,000	83,038
Enterprise Products Operating LLC, 4.6%, 8/1/2012	500,000	506,632
ONEOK Partners LP, 6.15%, 10/1/2016	321,000	370,162
Phillips 66, 144A, 2.95%, 5/1/2017	205,000	208,362
Weatherford International Ltd., 5.125%, 9/15/2020	550,000	585,128
Williams Partners LP, 4.0%, 11/15/2021	88,000	88,923

		2,200,089
Financials 8.1%
Bank of America Corp.:
5.65%, 5/1/2018	365,000	389,638
5.875%, 2/7/2042	240,000	238,706
6.5%, 8/1/2016	80,000	87,959
Bank of New York Mellon Corp., 2.4%, 1/17/2017	500,000	511,835
Berkshire Hathaway, Inc., 1.9%, 1/31/2017	220,000	222,517
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016	103,000	107,491
Citigroup, Inc.:
4.5%, 1/14/2022	182,000	182,713
5.875%, 1/30/2042	730,000	756,380
CNA Financial Corp., 5.75%, 8/15/2021	403,000	429,449
General Electric Capital Corp., 2.9%, 1/9/2017	760,000	788,392
JPMorgan Chase & Co., 5.125%, 9/15/2014	500,000	535,791
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021	183,000	187,009
Nordea Bank AB, 144A, 4.875%, 5/13/2021	350,000	340,624
PNC Funding Corp.:
3.3%, 3/8/2022	425,000	420,447
5.25%, 11/15/2015	450,000	500,301
Prudential Financial, Inc., 7.375%, 6/15/2019	50,000	61,806
SunTrust Banks, Inc., 3.6%, 4/15/2016	150,000	154,994
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020	380,000	399,839

		6,315,891
Health Care 1.4%
Amgen, Inc., 5.15%, 11/15/2041	220,000	220,887
Express Scripts, Inc.:
6.25%, 6/15/2014	205,000	225,364
7.25%, 6/15/2019	405,000	500,338
Gilead Sciences, Inc., 4.4%, 12/1/2021	165,000	173,196

		1,119,785
Industrials 0.5%
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021	60,000	60,958
CSX Corp., 6.15%, 5/1/2037	250,000	290,306

		351,264
Information Technology 1.1%
Applied Materials, Inc., 5.85%, 6/15/2041	400,000	459,813
Hewlett-Packard Co., 3.3%, 12/9/2016	300,000	312,123
Xerox Corp., 2.95%, 3/15/2017	118,000	119,236

		891,172
Materials 2.5%
ArcelorMittal, 6.125%, 6/1/2018	500,000	525,354
Corp Nacional del Cobre de Chile, 144A, 3.75%, 11/4/2020	550,000	563,472
Dow Chemical Co.:
4.125%, 11/15/2021	61,000	62,753
4.25%, 11/15/2020	285,000	298,219
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	330,000	316,938
Teck Resources Ltd., 3.0%, 3/1/2019	170,000	167,769

		1,934,505
Telecommunication Services 1.4%
AT&T, Inc., 3.875%, 8/15/2021	90,000	95,193
CenturyLink, Inc., 5.8%, 3/15/2022	476,000	464,819
Frontier Communications Corp., 7.875%, 4/15/2015	500,000	537,500

		1,097,512
Utilities 0.6%
DTE Energy Co., 7.625%, 5/15/2014	148,000	166,530
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	292,000	325,599

		492,129

Total Corporate Bonds (Cost $18,615,856)		19,431,333
Mortgage-Backed Securities Pass-Throughs 28.6%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2041 (a)	4,000,000	4,085,312
4.0%, 8/1/2039	1,140,680	1,205,066
4.5%, 6/1/2041	1,770,370	1,874,449
6.0%, with various maturities from 12/1/2034 until 3/1/2038	598,981	664,086
Federal National Mortgage Association:
2.466% *, 8/1/2037	172,855	184,199
3.0%, 8/1/2026 (a)	5,137,500	5,318,115
4.0%, with various maturities from 5/1/2040 until 9/1/2040 (a)	4,791,528	5,034,871
4.5%, 10/1/2033	287,130	305,524
5.0%, 8/1/2040	255,922	277,046
5.267% *, 9/1/2038	73,604	78,189
5.5%, with various maturities from 12/1/2032 until 9/1/2036	1,679,577	1,842,175
6.0%, 4/1/2024	506,462	563,603
6.5%, with various maturities from 3/1/2017 until 4/1/2037	788,716	882,455
8.0%, 9/1/2015	5,842	6,244

Total Mortgage-Backed Securities Pass-Throughs (Cost $21,883,154)		22,321,334
Asset-Backed 3.6%
Credit Card Receivables 1.0%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.992% *, 8/15/2018	750,000	789,945
Student Loans 2.6%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.501% *, 11/27/2018	717,642	711,959
"A4", Series 2006-1, 0.583% *, 11/23/2022	1,300,000	1,283,848

		1,995,807

Total Asset-Backed (Cost $2,776,213)		2,785,752
Commercial Mortgage-Backed Securities 6.0%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.992% *, 11/15/2015	661,857	618,840
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.634%, 4/10/2049	124,858	127,649
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.905% *, 6/11/2040	100,000	113,925
Commercial Mortgage Pass-Through Certificates, "A4", Series 2007-C9, 6.006% *, 12/10/2049	900,000	1,032,790
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039	750,000	825,315
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051	485,000	536,485
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	400,000	452,390
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.032% *, 6/12/2050	900,000	968,321

Total Commercial Mortgage-Backed Securities (Cost $4,567,852)		4,675,715
Collateralized Mortgage Obligations 4.1%
Federal National Mortgage Association:
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025	63,715	8,212
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	465,372
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013	1,978,065	45,621
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035	564,852	56,077
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036	966,322	106,023
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039	1,952,438	250,880
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039	876,994	146,919
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039	1,150,953	179,724
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040	973,303	142,560
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040	1,824,319	249,630
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036	1,110,173	121,407
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033	1,486,376	107,442
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039	1,766,537	268,759
"BI", Series 2010-168, Interest Only, 5.0%, 4/20/2040	3,025,428	831,089
MASTR Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	234,487	240,181

Total Collateralized Mortgage Obligations (Cost $3,706,375)		3,219,896
Government & Agency Obligations 35.1%
Sovereign Bonds 1.3%
Republic of Croatia, REG S, 6.75%, 11/5/2019	200,000	200,750
Republic of Poland, 5.0%, 3/23/2022	150,000	158,103
United Mexican States, 4.75%, 3/8/2044	645,000	632,100

		990,953
U.S. Treasury Obligations 33.8%
U.S. Treasury Bill, 0.13% **, 9/6/2012 (b)	391,000	390,787
U.S. Treasury Bonds:
4.75%, 2/15/2037	2,500,000	3,164,062
5.375%, 2/15/2031	2,500,000	3,362,500
7.125%, 2/15/2023	700,000	1,026,047
U.S. Treasury Inflation-Indexed Note, 0.625%, 7/15/2021	3,871,329	4,188,596
U.S. Treasury Notes:
0.5%, 10/15/2013 (c)	5,000,000	5,014,650
1.0%, 1/15/2014	955,000	966,378
1.0%, 8/31/2016	5,000,000	5,021,485
1.5%, 7/31/2016	3,000,000	3,078,048
2.0%, 11/15/2021	200,000	196,891

		26,409,444

Total Government & Agency Obligations (Cost $26,542,371)		27,400,397
Municipal Bonds and Notes 7.4%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (d)	180,000	211,345
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (d)	265,000	301,043
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033, INS: AGMC (d)	420,000	475,978
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (d)	370,000	369,978
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (d)	775,000	800,327
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (d)	200,000	253,520
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015 (d)	525,000	539,679
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC (d)	475,000	482,847
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043 (d)	250,000	297,370
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC (d)	585,000	652,632
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036, INS: AGC (d)	395,000	448,518
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022, INS: AGMC (d)	865,000	914,495

Total Municipal Bonds and Notes (Cost $5,330,831)		5,747,732

	Shares	Value ($)
Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 0.27% (e) (f) (Cost $4,870,460)	4,870,460	4,870,460
Cash Equivalents 3.9%
Central Cash Management Fund, 0.11% (e) (Cost $3,017,643)	3,017,643	3,017,643

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $91,310,755) †	119.8	93,470,262
Other Assets and Liabilities, Net	(19.8)	(15,422,850)

Net Assets	100.0	78,047,412

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $91,310,755.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $2,159,507.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,866,023 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $706,516.

(a)	When-issued or delayed delivery security included.
(b)	At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for futures closed on March 31, 2012.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $4,763,918, which is 6.1% of net assets.
(d)	Taxable issue.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Ultra Long U.S. Treasury Bond	USD	6/20/2012	10	1,509,688	(72,520)

At March 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

30 Year U.S. Treasury Bond	USD	6/20/2012	63	8,678,250	303,062

At March 31, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

3/20/2012 6/20/2017	1,300,000	1	5.0%	Markit CDX.NA.HY Index	37,111	33,313	3,798
3/20/2012 6/20/2017	7,900,000	1	1.0%	Markit CDX.NA.IG Index	(34,629)	(37,307)	2,678

Total unrealized appreciation	6,476

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced entity or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced entity.

Counterparty
1	Citigroup, Inc.

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$19,431,333	$—	$19,431,333
Mortgage-Backed Securities Pass-Throughs	—	22,321,334	—	22,321,334
Asset-Backed	—	2,785,752	—	2,785,752
Commercial Mortgage-Backed Securities	—	4,675,715	—	4,675,715
Collateralized Mortgage Obligations	—	3,219,896	—	3,219,896
Government & Agency Obligations	—	27,400,397	—	27,400,397
Municipal Bonds and Notes	—	5,747,732	—	5,747,732
Short-Term Investments(h)	7,888,103	—	—	7,888,103
Derivatives(i)	303,062	6,476	—	309,538
Total	$8,191,165	$85,588,635	$—	$93,779,800
Liabilities
Derivatives(i)	$(72,520)	$—	$—	$(72,520)
Total	$(72,520)	$—	$—	$(72,520)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on futures contracts and credit default swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$230,542	$—
Credit Contracts	$—	$6,476
Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Diversified International Equity VIP

	Shares	Value ($)
Common Stocks 87.5%
Australia 3.7%
AGL Energy Ltd.	16,408	250,744
APA Group	6,360	33,741
Asciano Ltd.	5,759	29,276
Australia & New Zealand Banking Group Ltd.	2,823	68,044
BHP Billiton Ltd.	4,758	172,078
Brambles Ltd.	13,105	96,466
Coca-Cola Amatil Ltd.	2,294	29,720
Cochlear Ltd.	674	43,209
Commonwealth Bank of Australia	1,574	81,712
Crown Ltd.	9,187	82,714
CSL Ltd.	4,663	173,389
Echo Entertainment Group Ltd.	6,555	29,871
Fairfax Media Ltd.	54,011	40,577
Leighton Holdings Ltd.	986	21,794
National Australia Bank Ltd.	2,600	66,283
Newcrest Mining Ltd.	1,231	37,881
Origin Energy Ltd.	6,869	95,024
Qantas Airways Ltd.*	18,444	34,113
QBE Insurance Group Ltd.	2,063	30,350
QR National Ltd.	14,433	55,782
Rio Tinto Ltd.	735	49,830
Santos Ltd.	6,168	91,204
Sonic Healthcare Ltd.	4,124	53,613
SP AusNet	58,973	65,685
TABCORP Holdings Ltd.	15,130	42,646
Tatts Group Ltd.	24,689	63,523
Telstra Corp., Ltd.	54,975	187,385
Toll Holdings Ltd.	7,945	48,340
Transurban Group (Units)	9,615	55,962
Wesfarmers Ltd.	3,054	95,000
Westfield Group (REIT) (Units)	3,912	35,997
Westpac Banking Corp.	2,569	58,278
Woodside Petroleum Ltd.	3,950	142,483
Woolworths Ltd.	2,335	62,851
WorleyParsons Ltd.	1,091	32,369

(Cost $1,806,538)		2,557,934
Austria 0.4%
Erste Group Bank AG (a)	4,662	107,320
Immofinanz AG*	21,500	78,120
Raiffeisen Bank International AG (a)	1,192	42,061
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,323	58,366

(Cost $249,679)		285,867
Belgium 1.3%
Ageas	51,209	112,452
Anheuser-Busch InBev NV	3,696	269,319
Delhaize Group	593	31,175
Groupe Bruxelles Lambert SA	1,693	130,982
KBC Groep NV (a)	2,999	75,097
Solvay SA	1,159	137,113
Umicore SA	2,235	123,331

(Cost $621,194)		879,469
Bermuda 0.1%
Seadrill Ltd. (a) (Cost $25,496)	2,436	91,418
Canada 11.4%
Alimentation Couche-Tard, Inc. "B"	3,600	118,201
Bank of Montreal (a)	1,300	77,287
Bank of Nova Scotia (a)	2,500	140,057
Barrick Gold Corp. (a)	1,500	65,191
BCE, Inc. (a)	5,700	228,240
Bell Aliant, Inc.	2,700	73,898
Bombardier, Inc. "B"	19,900	82,597
Brookfield Asset Management, Inc. "A" (a)	1,700	53,636
CAE, Inc. (a)	3,800	38,973
Canadian Imperial Bank of Commerce (a)	1,000	76,435
Canadian National Railway Co. (a)	5,300	421,205
Canadian Natural Resources Ltd.	1,800	59,660
Canadian Pacific Railway Ltd. (a)	2,100	159,397
Canadian Tire Corp., Ltd. "A"	1,700	109,862
Canadian Utilities Ltd. "A"	4,600	300,041
CGI Group, Inc. "A"*	16,400	365,504
Empire Co., Ltd. "A"	900	51,973
EnCana Corp. (a)	1,500	29,460
Finning International, Inc. (a)	2,600	71,605
First Quantum Minerals Ltd.	800	15,255
Fortis, Inc. (a)	10,000	323,525
George Weston Ltd.	900	57,143
Gildan Activewear, Inc. (a)	2,500	68,800
Goldcorp, Inc.	1,200	54,090
Kinross Gold Corp.	2,300	22,482
Loblaw Companies Ltd. (a)	2,100	71,625
Magna International, Inc. "A" (a)	4,506	214,853
Manulife Financial Corp. (a)	4,700	63,659
Metro, Inc. "A" (a)	2,200	117,317
National Bank of Canada (a)	600	47,744
Open Text Corp.*	3,900	238,469
Potash Corp. of Saskatchewan, Inc. (a)	1,300	59,365
Research In Motion Ltd.*	32,500	476,691
Ritchie Bros. Auctioneers, Inc. (a)	1,600	38,113
Rogers Communications, Inc. "B" (a)	9,100	361,281
Royal Bank of Canada (a)	3,300	191,261
Saputo, Inc. (a)	3,800	164,618
Shaw Communications, Inc. "B" (a)	7,800	165,079
Shoppers Drug Mart Corp. (a)	4,800	210,777
SNC-Lavalin Group, Inc.	2,200	88,071
Sun Life Financial, Inc. (a)	2,000	47,461
Suncor Energy, Inc.	2,420	79,069
Teck Resources Ltd. "B"	1,200	42,841
Telus Corp.	1,600	92,845
Telus Corp. (Non-Voting Shares) (a)	3,300	187,754
Thomson Reuters Corp. (a) (b)	6,100	176,374
Thomson Reuters Corp. (b)	1,158	33,466
Tim Hortons, Inc.	3,600	192,587
Toronto-Dominion Bank (a)	2,100	178,241
TransAlta Corp. (a)	11,900	223,099
Valeant Pharmaceuticals International, Inc.*	16,000	858,028
Viterra, Inc.	10,100	161,102
Yamana Gold, Inc.	1,100	17,160

(Cost $7,296,593)		7,863,467
Denmark 2.6%
A P Moller-Maersk AS "A"	7	51,591
A P Moller-Maersk AS "B"	15	116,084
Carlsberg AS "B" (a)	5,367	444,276
Coloplast AS "B"	299	51,876
Danske Bank AS*	15,046	255,578
DSV AS (a)	2,622	59,555
Novo Nordisk AS "B" (a)	5,150	714,269
Tryg AS	621	35,034
Vestas Wind Systems AS*	2,251	22,890
William Demant Holding AS*	427	39,836

(Cost $1,345,029)		1,790,989
Finland 3.1%
Fortum Oyj	12,576	305,117
Kone Oyj "B"	1,991	110,875
Metso Corp. (a)	1,709	72,996
Nokia Corp.	52,222	285,778
Pohjola Bank PLC (a)	3,258	36,056
Sampo Oyj "A"	9,439	272,616
Stora Enso Oyj "R"	50,740	376,635
UPM-Kymmene Oyj (a)	45,878	624,353
Wartsila Corp.	2,307	86,955

(Cost $2,000,755)		2,171,381
France 7.0%
Air Liquide SA	1,503	200,428
Alcatel-Lucent* (a)	23,567	53,544
AtoS	697	40,150
AXA SA (a)	3,081	51,125
BNP Paribas SA	1,876	89,111
Bouygues SA	734	22,458
Cap Gemini (a)	1,341	59,986
Carrefour SA	4,540	108,773
Casino Guichard-Perrachon SA	794	78,222
Cie de St-Gobain	755	33,740
DANONE SA	4,560	317,985
Dassault Systemes SA	830	76,324
Electricite de France	2,181	49,735
Essilor International SA	3,060	272,761
France Telecom SA (a)	28,037	415,907
GDF Suez	14,315	369,560
Iliad SA	426	58,679
L'Oreal SA	1,857	229,022
Lafarge SA	843	40,266
LVMH Moet Hennessy Louis Vuitton SA	420	72,155
Neopost SA	388	24,977
Pernod Ricard SA	1,706	178,354
Sanofi	14,584	1,130,665
Schneider Electric SA	894	58,372
Societe Generale	1,457	42,606
Suez Environnement Co.	1,869	28,676
Total SA	6,374	324,892
Unibail-Rodamco SE (REIT)	265	53,015
Vallourec SA	299	18,926
Veolia Environnement	4,218	69,716
Vinci SA	944	49,251
Vivendi (a)	13,131	241,341

(Cost $4,296,175)		4,860,722
Germany 6.1%
Adidas AG	1,331	103,914
Allianz SE (Registered)	1,290	154,166
BASF SE	1,618	141,680
Bayer AG	6,226	438,296
Bayerische Motoren Werke (BMW) AG	2,142	192,610
Beiersdorf AG	2,600	169,799
Commerzbank AG*	10,242	25,909
Continental AG*	632	59,651
Daimler AG (Registered) (a)	5,636	339,788
Deutsche Boerse AG	688	46,324
Deutsche Post AG (Registered)	3,555	68,499
Deutsche Telekom AG (Registered)	48,743	586,900
E.ON AG	8,895	213,052
Fresenius Medical Care AG & Co. KGaA	1,256	88,964
Fresenius SE & Co. KGaA	632	64,816
GEA Group AG	1,223	42,180
Henkel AG & Co. KGaA	3,480	217,111
Infineon Technologies AG (a)	6,144	62,800
K+S AG (Registered)	447	23,383
Kabel Deutschland Holding AG*	519	32,040
Linde AG	332	59,575
Merck KGaA	430	47,587
Metro AG	3,345	129,364
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	598	90,244
RWE AG	2,429	115,986
SAP AG	6,095	425,625
Siemens AG (Registered)	1,513	152,711
Suedzucker AG	2,222	70,782
ThyssenKrupp AG	776	19,317
Volkswagen AG	228	36,763

(Cost $3,344,870)		4,219,836
Greece 0.3%
National Bank of Greece SA* (Cost $297,716)	90,315	232,511
Hong Kong 2.2%
AIA Group Ltd.	23,000	84,225
Cathay Pacific Airways Ltd.	15,000	27,724
Cheung Kong (Holdings) Ltd.	5,000	64,545
Cheung Kong Infrastructure Holdings Ltd. (a)	7,000	42,494
CLP Holdings Ltd.	23,000	197,995
Galaxy Entertainment Group Ltd.*	12,000	33,114
Hang Lung Properties Ltd.	12,000	44,110
Hang Seng Bank Ltd.	2,200	29,352
Hong Kong & China Gas Co., Ltd.	41,649	106,383
Hong Kong Exchanges & Clearing Ltd. (a)	3,500	58,731
Hutchison Whampoa Ltd.	31,000	309,302
Li & Fung Ltd. (a)	42,000	95,944
Link (REIT)	13,500	50,232
MTR Corp., Ltd.	17,500	62,742
Noble Group Ltd.	29,363	32,209
NWS Holdings Ltd. (a)	30,000	45,966
Power Assets Holdings Ltd.	14,000	102,749
Shangri-La Asia Ltd. (a)	18,000	39,178
SJM Holdings Ltd.	12,000	24,336
Sun Hung Kai Properties Ltd. (a)	5,000	62,501
Yue Yuen Industrial (Holdings) Ltd. (a)	5,000	17,622

(Cost $1,135,738)		1,531,454
Ireland 1.4%
CRH PLC (b)	26,513	544,140
CRH PLC (b)	20,956	428,663
Experian PLC	1,159	18,057

(Cost $914,087)		990,860
Italy 3.4%
A2A SpA (a)	20,926	16,778
Assicurazioni Generali SpA	5,770	89,603
Atlantia SpA	5,777	96,057
Banco Popolare Societa Cooperativa	6,996	13,251
Enel Green Power SpA	16,188	30,755
Enel SpA	84,349	304,934
Eni SpA	11,687	273,836
Fiat Industrial SpA*	12,009	128,055
Fiat SpA (a)	15,715	92,351
Finmeccanica SpA	7,959	43,070
Intesa Sanpaolo	42,493	76,223
Luxottica Group SpA	2,649	95,598
Mediaset SpA	10,870	30,030
Pirelli & C. SpA	4,802	57,083
Prysmian SpA	3,602	63,285
Saipem SpA	1,672	86,309
Snam SpA	16,191	77,839
Telecom Italia SpA	337,823	401,422
Telecom Italia SpA (RSP)	223,543	219,627
Terna - Rete Elettrica Nationale SpA	14,939	60,024
UBI Banca - Unione di Banche Italiane ScpA	3,919	16,596
UniCredit SpA	13,456	67,452

(Cost $2,475,993)		2,340,178
Japan 12.2%
AEON Co., Ltd.	6,800	89,422
Ajinomoto Co., Inc. (a)	7,000	88,167
Alfresa Holdings Corp.	1,000	47,566
Asahi Group Holdings Ltd. (a)	4,100	91,209
Asahi Kasei Corp.	7,000	43,364
Astellas Pharma, Inc.	3,800	157,014
Bridgestone Corp.	2,100	51,372
Canon, Inc.	1,800	85,833
Central Japan Railway Co.	3	24,815
Chubu Electric Power Co., Inc.	10,600	191,918
Chugai Pharmaceutical Co., Ltd.	2,900	53,778
Chugoku Electric Power Co., Inc.	4,300	80,148
Dai-ichi Life Insurance Co., Ltd.	35	49,025
Daiichi Sankyo Co., Ltd. (a)	5,800	106,453
Dainippon Sumitomo Pharma Co., Ltd.	1,800	19,184
Daito Trust Construction Co., Ltd.	600	54,126
Daiwa House Industry Co., Ltd.	2,000	26,635
Daiwa Securities Group, Inc. (a)	10,000	40,059
Denso Corp.	1,100	37,182
East Japan Railway Co.	226	14,287
Eisai Co., Ltd. (a)	2,100	83,677
Electric Power Development Co., Ltd.	1,600	43,589
FamilyMart Co., Ltd.	500	21,192
FANUC Corp.	300	53,919
Fast Retailing Co., Ltd.	200	45,872
FUJIFILM Holdings Corp.	1,800	42,672
Hisamitsu Pharmaceutical Co., Inc. (a)	900	42,844
Hitachi Ltd. (a)	9,000	58,181
Hokkaido Electric Power Co., Inc.	2,100	30,836
Hokuriku Electric Power Co.	2,800	50,823
Honda Motor Co., Ltd.	4,600	176,821
HOYA Corp.	1,400	31,491
Idemitsu Kosan Co., Ltd.	400	39,898
INPEX Corp. (a)	21	142,612
Japan Real Estate Investment Corp. (REIT)	6	53,007
Japan Tobacco, Inc.	44	249,407
JFE Holdings, Inc.	1,400	30,301
JX Holdings, Inc.	22,920	143,381
Kansai Electric Power Co., Inc.	11,900	185,029
Kao Corp.	4,500	118,703
KDDI Corp.	38	247,260
Keyence Corp.	110	26,079
Kikkoman Corp.	3,000	34,891
Kirin Holdings Co., Ltd.	8,000	104,183
Komatsu Ltd.	1,300	37,235
Kyocera Corp.	500	46,283
Kyowa Hakko Kirin Co., Ltd.	3,000	33,512
Kyushu Electric Power Co., Inc.	5,600	80,080
Lawson, Inc.	500	31,528
MEIJI Holdings Co., Ltd.	500	21,884
Miraca Holdings, Inc.	300	11,774
Mitsubishi Chemical Holdings Corp.	6,500	34,988
Mitsubishi Corp.	2,400	55,954
Mitsubishi Estate Co., Ltd.	5,000	90,175
Mitsubishi Tanabe Pharma Corp.	3,000	42,286
Mitsubishi UFJ Financial Group, Inc.	48,300	242,865
Mitsui & Co., Ltd.	3,200	52,668
Mitsui Fudosan Co., Ltd.	3,000	58,110
Mitsui O.S.K Lines Ltd.	3,000	13,240
Mizuho Financial Group, Inc.	77,200	126,842
MS&AD Insurance Group Holdings, Inc.	2,400	49,767
Nintendo Co., Ltd.	200	30,295
Nippon Building Fund, Inc. (REIT)	5	47,653
Nippon Meat Packers, Inc.	3,000	38,276
Nippon Steel Corp.	21,000	57,987
Nippon Telegraph & Telephone Corp.	5,409	246,129
Nishi-Nippon City Bank Ltd.	13,000	36,971
Nissan Motor Co., Ltd. (a)	6,000	64,308
Nisshin Seifun Group, Inc.	3,000	36,487
Nissin Foods Holdings Co., Ltd.	700	26,200
NKSJ Holdings, Inc.	1,750	39,561
Nomura Holdings, Inc. (a)	12,000	53,512
Nomura Real Estate Office Fund, Inc. (REIT)	12	71,568
NTT DoCoMo, Inc.	198	330,010
Olympus Corp.* (a)	1,900	31,072
Ono Pharmaceutical Co., Ltd.	700	39,127
Oriental Land Co., Ltd.	200	21,436
ORIX Corp.	700	67,596
Osaka Gas Co., Ltd.	30,000	120,647
Otsuka Holdings KK	2,000	59,323
Panasonic Corp. (a)	4,600	42,517
Resona Holdings, Inc. (a)	6,900	31,997
Santen Pharmaceutical Co., Ltd.	1,000	42,872
Seven & I Holdings Co., Ltd.	6,700	199,914
Sharp Corp.	3,000	21,953
Shikoku Electric Power Co., Inc. (a)	2,600	73,561
Shin-Etsu Chemical Co., Ltd.	300	17,471
Shionogi & Co., Ltd.	4,200	58,391
Shiseido Co., Ltd. (a)	3,500	60,706
SOFTBANK Corp.* (a)	11,600	345,055
Sony Corp.	2,100	43,687
Sumitomo Chemical Co., Ltd.	10,000	42,912
Sumitomo Mitsui Financial Group, Inc.	5,200	172,658
Sumitomo Mitsui Trust Holdings, Inc.	13,410	43,242
Sumitomo Realty & Development Co., Ltd.	2,000	48,785
Suzuken Co., Ltd.	1,300	40,233
Sysmex Corp. (a)	400	16,239
T&D Holdings, Inc.	3,600	42,175
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,334
Takeda Pharmaceutical Co., Ltd.	6,300	278,619
Terumo Corp. (a)	1,400	67,459
Toho Gas Co., Ltd.	9,000	53,137
Tohoku Electric Power Co., Inc.*	6,200	71,013
Tokio Marine Holdings, Inc.	2,200	61,035
Tokyo Electric Power Co., Inc.* (a)	24,100	61,038
Tokyo Gas Co., Ltd.	35,000	165,437
TonenGeneral Sekiyu KK	4,000	36,841
Toray Industries, Inc.	6,000	44,792
Toshiba Corp.	8,000	35,537
Toyo Suisan Kaisha Ltd.	1,000	25,967
Toyota Motor Corp.	5,800	252,544
Tsumura & Co.	500	14,480
Unicharm Corp. (a)	900	47,584
Yakult Honsha Co., Ltd. (a)	700	24,130

(Cost $7,497,416)		8,463,889
Luxembourg 0.4%
ArcelorMittal	4,154	79,472
Millicom International Cellular SA (SDR) (a)	1,194	135,429
Tenaris SA	2,802	53,558

(Cost $178,537)		268,459
Macau 0.2%
Sands China Ltd. (a)	16,000	62,368
Wynn Macau Ltd. (a)	13,600	39,791

(Cost $43,451)		102,159
Netherlands 6.6%
AEGON NV*	10,987	60,946
Akzo Nobel NV	2,534	149,490
ASML Holding NV	22,169	1,106,083
Fugro NV (CVA)	2,947	210,238
Heineken Holding NV	913	42,730
Heineken NV	3,364	186,925
ING Groep NV (CVA)*	22,291	185,890
Koninklijke (Royal) KPN NV (a)	54,919	603,815
Koninklijke Ahold NV	14,948	207,089
Koninklijke DSM NV (a)	1,774	102,690
Koninklijke Philips Electronics NV	6,373	129,162
Randstad Holding NV (a)	918	34,608
Reed Elsevier NV	35,902	458,313
Royal Dutch Shell PLC "A"	828	28,905
Royal Dutch Shell PLC "B"	2,331	82,123
SBM Offshore NV	6,610	134,990
TNT Express NV	3,139	38,816
Unilever NV (CVA)	15,412	524,433
Wolters Kluwer NV	15,248	288,621

(Cost $3,640,736)		4,575,867
Norway 1.7%
Aker Solutions ASA	837	14,189
DnB ASA (a)	16,840	216,292
Norsk Hydro ASA (a)	22,115	120,471
Statoil ASA	7,119	193,020
Telenor ASA	24,759	459,030
Yara International ASA	4,230	201,590

(Cost $592,772)		1,204,592
Portugal 0.7%
EDP - Energias de Portugal SA (Cost $568,198)	163,002	474,689
Singapore 2.9%
CapitaLand Ltd. (a)	20,000	49,608
DBS Group Holdings Ltd.	10,000	112,746
Fraser & Neave Ltd.	15,000	79,925
Genting Singapore PLC* (a)	156,000	211,484
Golden Agri-Resources Ltd.	173,000	107,991
Hutchison Port Holdings Trust (Units)	63,000	48,180
Jardine Cycle & Carriage Ltd. (a)	3,000	115,195
Keppel Corp., Ltd.	15,400	134,575
Olam International Ltd. (a)	35,000	65,666
Oversea-Chinese Banking Corp., Ltd.	14,000	99,298
SembCorp Industries Ltd.	19,000	79,987
SembCorp Marine Ltd.	8,000	33,579
Singapore Airlines Ltd.	6,000	51,452
Singapore Exchange Ltd.	7,000	38,628
Singapore Press Holdings Ltd.	37,000	115,353
Singapore Technologies Engineering Ltd.	15,000	38,864
Singapore Telecommunications Ltd.	127,000	318,177
Singapore Telecommunications Ltd.	18,000	44,926
United Overseas Bank Ltd.	7,000	102,347
Wilmar International Ltd.	39,000	152,574

(Cost $1,333,168)		2,000,555
Spain 3.1%
Abertis Infraestructuras SA	4,785	81,426
Acciona SA	263	18,372
ACS, Actividades de Construccion y Servicios SA	2,437	62,405
Banco Bilbao Vizcaya Argentaria SA (a)	11,147	88,619
Banco Santander SA	18,804	144,560
EDP Renovaveis SA*	17,487	86,988
Enagas SA	2,258	43,463
Ferrovial SA (a)	7,222	83,032
Gas Natural SDG SA	3,816	60,943
Iberdrola SA	50,661	287,450
Industria de Diseno Textil SA (a)	2,942	281,731
Red Electrica Corporacion SA	1,144	55,955
Repsol YPF SA	11,077	278,282
Telefonica SA	31,343	514,171
Zardoya Otis SA (a)	3,050	39,492

(Cost $2,110,146)		2,126,889
Sweden 2.5%
Assa Abloy AB "B"	1,207	37,958
Atlas Copco AB "A" (a)	2,084	50,407
Boliden AB (a)	5,037	79,276
Electrolux AB "B" (a)	1,087	22,977
Hennes & Mauritz AB "B" (a)	5,804	209,953
Hexagon AB "B"	2,788	54,211
Holmen AB "B" (a)	1,214	33,326
Husqvarna AB "B" (a)	4,852	29,264
Modern Times Group "B"	537	29,621
Nordea Bank AB (a)	10,270	93,420
Sandvik AB (a)	3,095	44,658
Skandinaviska Enskilda Banken AB "A" (a)	4,035	28,680
Skanska AB "B"	1,724	29,901
SKF AB "B"	1,279	31,280
SSAB AB "A" (a)	2,870	27,152
Svenska Cellulosa AB "B" (a)	8,288	143,538
Svenska Handelsbanken AB "A" (a)	1,999	63,751
Swedbank AB "A" (a)	2,295	35,729
Tele2 AB "B" (a)	4,023	82,181
Telefonaktiebolaget LM Ericsson "B" (a)	37,773	390,693
TeliaSonera AB (a)	28,839	201,024
Volvo AB "B"	2,677	38,982

(Cost $1,285,309)		1,757,982
Switzerland 7.1%
ABB Ltd. (Registered)* (a)	7,290	149,758
Actelion Ltd. (Registered)*	481	17,600
Adecco SA (Registered)* (a)	824	43,146
Compagnie Financiere Richemont SA "A"	3,148	197,657
Credit Suisse Group AG (Registered)*	1,994	56,809
Geberit AG (Registered)* (a)	246	51,489
Givaudan SA (Registered)*	61	58,857
Holcim Ltd. (Registered)*	1,480	96,622
Lonza Group AG (Registered)*	466	24,076
Nestle SA (Registered)	18,414	1,158,880
Novartis AG (Registered)	9,424	521,943
Roche Holding AG (Genusschein)	2,954	514,311
Sika AG	19	41,165
Sonova Holding AG (Registered)*	289	32,132
STMicroelectronics NV	5,378	43,903
Swatch Group AG (Bearer)	214	98,657
Swiss Re AG.*	723	46,245
Swisscom AG (Registered) (a)	3,194	1,291,700
Syngenta AG (Registered)*	467	160,815
UBS AG (Registered)*	6,394	89,666
Wolseley PLC	1,218	46,418
Xstrata PLC	2,858	48,945
Zurich Financial Services AG*	398	107,011

(Cost $3,017,620)		4,897,805
United Kingdom 7.1%
Anglo American PLC	1,947	72,718
ARM Holdings PLC	31,679	299,040
AstraZeneca PLC	7,299	324,593
BAE Systems PLC	10,946	52,473
Barclays PLC	8,467	31,977
BG Group PLC	3,267	75,790
BHP Billiton PLC	3,282	100,497
BP PLC	14,756	110,213
British American Tobacco PLC	3,987	201,346
British Sky Broadcasting Group PLC	3,065	33,124
BT Group PLC	26,470	95,726
Burberry Group PLC	1,367	32,710
Capita Group PLC	2,676	31,347
Centrica PLC	43,037	218,064
Compass Group PLC	1,662	17,418
Diageo PLC	4,423	106,501
GlaxoSmithKline PLC	29,396	656,423
HSBC Holdings PLC	12,924	114,719
Imperial Tobacco Group PLC	1,820	73,787
Inmarsat PLC	3,673	27,038
International Consolidated Airlines Group SA* (a)	9,009	25,937
International Power PLC	9,966	64,533
Kingfisher PLC	9,477	46,469
Lloyds Banking Group PLC*	35,330	18,998
Marks & Spencer Group PLC	6,157	37,305
National Grid PLC	28,023	282,750
Pearson PLC	2,885	53,898
Reckitt Benckiser Group PLC	1,170	66,174
Reed Elsevier PLC	4,792	42,458
Rio Tinto PLC	2,033	112,692
Rolls-Royce Holdings PLC*	1,946	25,263
SABMiller PLC	1,731	69,466
Scottish & Southern Energy PLC	7,747	164,606
Severn Trent PLC	2,133	52,656
Shire PLC	3,097	98,589
Smith & Nephew PLC	6,163	62,513
Smiths Group PLC	1,710	28,803
Standard Chartered PLC	1,687	42,068
Subsea 7 SA*	1,418	37,608
Tesco PLC	15,136	79,876
The Sage Group PLC	27,099	129,651
Unilever PLC	1,529	50,473
United Utilities Group PLC	6,323	60,827
Vodafone Group PLC	172,751	476,988
William Morrison Supermarkets PLC	8,072	38,466
WPP PLC	4,824	65,940

(Cost $3,517,055)		4,910,511

Total Common Stocks (Cost $49,594,271)		60,599,483
Preferred Stocks 0.9%
Germany
Bayerische Motoren Werke (BMW) AG	634	37,655
Henkel AG & Co. KGaA (a)	4,546	333,082
Porsche Automobil Holding SE	1,116	65,861
Volkswagen AG	1,019	179,364

Total Preferred Stocks (Cost $379,528)		615,962
Exchange-Traded Funds 10.1%
Emerging Markets
iShares MSCI Emerging Markets Index Fund (a)	81,700	3,508,198
Vanguard MSCI Emerging Markets Fund	79,900	3,473,253

Total Exchange-Traded Funds (Cost $5,299,864)		6,981,451
Securities Lending Collateral 25.8%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $17,886,357)	17,886,357	17,886,357
Cash Equivalents 1.1%
Central Cash Management Fund, 0.11% (c) (Cost $749,255)	749,255	749,255

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $73,909,275) †	125.4	86,832,508
Other Assets and Liabilities, Net	(25.4)	(17,567,498)

Net Assets	100.0	69,265,010

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $74,237,314.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $12,595,194.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,161,812 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,566,618.

(a) All or a portion of these securities were on loan . The value of all securities loaned at March 31, 2012 amounted to $17,298,846, which is 25.0% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	6/21/2012	1	112,519	2,820
Euro Stoxx 50 Index	EUR	6/15/2012	21	674,705	(15,180)
FTSE 100 Index	GBP	6/15/2012	1	91,643	(2,234)
Nikkei 225 Index	USD	6/7/2012	3	152,850	6,363
S&P TSE 60 Index	CAD	6/14/2012	1	141,300	818
Total net unrealized depreciation					(7,413)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At March 31, 2012 the DWS Diversified International Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	8,473,938	13.9%
Consumer Staples	8,159,818	13.3%
Health Care	7,499,726	12.3%
Financials	7,197,330	11.8%
Utilities	6,367,180	10.4%
Consumer Discretionary	6,073,408	9.9%
Materials	5,156,188	8.4%
Industrials	4,910,685	8.0%
Information Technology	4,489,800	7.3%
Energy	2,887,372	4.7%
Total	61,215,445	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and Preferred Stocks (e)
Australia	$—	$2,557,934	$—	$2,557,934
Austria	—	285,867	—	285,867
Belgium	—	879,469	—	879,469
Bermuda	—	91,418	—	91,418
Canada	7,830,001	33,466	—	7,863,467
Denmark	—	1,790,989	—	1,790,989
Finland	—	2,171,381	—	2,171,381
France	—	4,860,722	—	4,860,722
Germany	—	4,835,798	—	4,835,798
Greece	—	232,511	—	232,511
Hong Kong	—	1,531,454	—	1,531,454
Ireland	—	990,860	—	990,860
Italy	—	2,340,178	—	2,340,178
Japan	—	8,463,889	—	8,463,889
Luxembourg	—	268,459	—	268,459
Macau	—	102,159	—	102,159
Netherlands	—	4,575,867	—	4,575,867
Norway	—	1,204,592	—	1,204,592
Portugal	—	474,689	—	474,689
Singapore	—	2,000,555	—	2,000,555
Spain	—	2,126,889	—	2,126,889
Sweden	—	1,757,982	—	1,757,982
Switzerland	—	4,897,805	—	4,897,805
United Kingdom	—	4,910,511	—	4,910,511
Exchange-Traded Funds	6,981,451	—	—	6,981,451
Short-Term Investments(e)	18,635,612	—	—	18,635,612
Derivatives(f)	10,001	—	—	10,001
Total	$33,457,065	$53,385,444	$—	$86,842,509

Liabilities
Derivatives(f)	$(17,414)	$—	$—	$(17,414)
Total	$(17,414)	$—	$—	$(17,414)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(7,413)

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 97.4%
Consumer Discretionary 11.8%
Auto Components 0.9%
Cooper Tire & Rubber Co.	159,050	2,420,741
Hotels, Restaurants & Leisure 3.0%
Brinker International, Inc. (a)	161,125	4,438,994
International Speedway Corp. "A"	116,975	3,246,056

		7,685,050
Household Durables 1.3%
Whirlpool Corp. (a)	44,150	3,393,369
Leisure Equipment & Products 1.3%
Mattel, Inc. (a)	96,125	3,235,568
Media 1.4%
Meredith Corp. (a)	108,375	3,517,852
Multiline Retail 1.3%
Big Lots, Inc.*	79,949	3,439,406
Textiles, Apparel & Luxury Goods 2.6%
Hanesbrands, Inc.* (a)	123,975	3,662,222
The Jones Group, Inc.	247,215	3,105,020

		6,767,242
Consumer Staples 2.5%
Beverages 1.4%
Constellation Brands, Inc. "A"* (a)	153,650	3,624,603
Household Products 1.1%
Energizer Holdings, Inc.* (a)	39,775	2,950,510
Energy 6.0%
Energy Equipment & Services 3.6%
Atwood Oceanics, Inc.*	70,565	3,167,663
Nabors Industries Ltd.*	201,925	3,531,668
Superior Energy Services, Inc.*	96,400	2,541,104

		9,240,435
Oil, Gas & Consumable Fuels 2.4%
Arch Coal, Inc. (a)	101,600	1,088,136
Rosetta Resources, Inc.*	62,100	3,027,996
Ultra Petroleum Corp.* (a)	93,372	2,113,008

		6,229,140
Financials 26.0%
Capital Markets 1.5%
Raymond James Financial, Inc. (a)	107,825	3,938,847
Commercial Banks 9.7%
Associated Banc-Corp.	259,250	3,619,130
Bank of Hawaii Corp. (a)	69,225	3,347,029
BOK Financial Corp. (a)	59,700	3,359,916
East West Bancorp., Inc.	196,075	4,527,372
Fulton Financial Corp.	320,625	3,366,562
Webster Financial Corp.	161,400	3,658,938
Zions Bancorp. (a)	154,125	3,307,523

		25,186,470
Insurance 8.0%
Allied World Assurance Co. Holdings AG	51,525	3,538,222
Argo Group International Holdings Ltd. (a)	108,063	3,227,842
Axis Capital Holdings Ltd.	96,700	3,207,539
Everest Re Group Ltd.	41,475	3,837,267
Hartford Financial Services Group, Inc.	173,775	3,663,177
Unum Group	129,900	3,179,952

		20,653,999
Real Estate Investment Trusts 6.8%
CBL & Associates Properties, Inc. (REIT) (a)	189,825	3,591,489
CommonWealth REIT (REIT)	130,681	2,433,280
Entertainment Properties Trust (REIT) (a)	73,775	3,421,684
Hospitality Properties Trust (REIT) (a)	151,300	4,004,911
Weingarten Realty Investors (REIT) (a)	154,025	4,070,881

		17,522,245
Health Care 6.9%
Health Care Equipment & Supplies 1.4%
Teleflex, Inc.	58,825	3,597,149
Health Care Providers & Services 2.8%
LifePoint Hospitals, Inc.* (a)	91,575	3,611,718
Owens & Minor, Inc.	117,875	3,584,578

		7,196,296
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.*	96,275	3,474,565
Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc.*	90,400	3,501,192
Industrials 16.4%
Aerospace & Defense 2.2%
Alliant Techsystems, Inc.	46,650	2,338,098
Spirit AeroSystems Holdings, Inc. "A"* (a)	141,400	3,458,644

		5,796,742
Commercial Services & Supplies 2.8%
Pitney Bowes, Inc. (a)	148,050	2,602,719
R.R. Donnelley & Sons Co. (a)	180,400	2,235,156
The Brink's Co.	104,625	2,497,399

		7,335,274
Construction & Engineering 2.4%
Tutor Perini Corp.*	160,725	2,504,095
URS Corp.	84,375	3,587,625

		6,091,720
Electrical Equipment 2.5%
General Cable Corp.*	101,937	2,964,328
Hubbell, Inc. "B"	45,125	3,545,922

		6,510,250
Machinery 4.0%
Crane Co.	76,800	3,724,800
Oshkosh Corp.*	135,575	3,141,273
SPX Corp.	43,400	3,364,802

		10,230,875
Road & Rail 1.1%
AMERCO (a)	28,050	2,959,556
Trading Companies & Distributors 1.4%
Textainer Group Holdings Ltd. (a)	102,575	3,477,292
Information Technology 17.5%
Communications Equipment 1.2%
Arris Group, Inc.* (a)	277,750	3,138,575
Computers & Peripherals 2.5%
NCR Corp.*	191,675	4,161,264
Synaptics, Inc.* (a)	61,036	2,228,425

		6,389,689
Electronic Equipment, Instruments & Components 2.9%
Arrow Electronics, Inc.*	78,015	3,274,290
Jabil Circuit, Inc. (a)	170,600	4,285,472

		7,559,762
IT Services 3.8%
Amdocs Ltd.* (a)	100,850	3,184,843
DST Systems, Inc.	68,175	3,697,131
ManTech International Corp. "A" (a)	88,275	3,041,956

		9,923,930
Semiconductors & Semiconductor Equipment 5.4%
KLA-Tencor Corp.	68,700	3,738,654
Microsemi Corp.*	160,975	3,451,304
PMC-Sierra, Inc.* (a)	466,650	3,373,879
Teradyne, Inc.* (a)	197,700	3,339,153

		13,902,990
Software 1.7%
Synopsys, Inc.*	142,850	4,379,781
Materials 6.8%
Chemicals 0.8%
Huntsman Corp.	155,993	2,185,462
Containers & Packaging 2.5%
Owens-Illinois, Inc.*	112,300	2,621,082
Rock-Tenn Co. "A"	55,325	3,737,757

		6,358,839
Metals & Mining 3.5%
Coeur d'Alene Mines Corp.* (a)	119,950	2,847,613
IAMGOLD Corp.	163,375	2,171,254
Reliance Steel & Aluminum Co.	70,925	4,005,844

		9,024,711
Utilities 3.5%
Electric Utilities 1.2%
Portland General Electric Co.	126,650	3,163,717
Gas Utilities 1.1%
AGL Resources, Inc. (a)	75,100	2,945,422
Multi-Utilities 1.2%
Ameren Corp.	90,975	2,963,966

Total Common Stocks (Cost $209,830,114)		251,913,232
Securities Lending Collateral 32.2%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $83,337,450)	83,337,450	83,337,450
Cash Equivalents 2.3%
Central Cash Management Fund, 0.11% (b) (Cost $5,827,243)	5,827,243	5,827,243

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $298,994,807) †	131.9	341,077,925
Other Assets and Liabilities, Net	(31.9)	(82,525,138)

Net Assets	100.0	258,552,787

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $299,572,895.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $41,505,030. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $57,900,071 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,395,041.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $81,461,110, which is 31.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$251,913,232	$—	$—	$251,913,232
Short-Term Investments d)	89,164,693	—	—	89,164,693
Total	$341,077,925	$—	$—	$341,077,925

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Global Thematic VIP
	Shares	Value ($)
Common Stocks 94.9%
Austria 0.4%
Erste Group Bank AG (Cost $181,152)	10,606	244,153
Bahrain 0.2%
Aluminium Bahrain (GDR) 144A (Cost $264,341)	21,937	137,106
Belgium 0.5%
Belgacom SA (Cost $297,268)	9,281	298,292
Bermuda 0.6%
Lazard Ltd. "A" (Cost $381,294)	13,279	379,248
Brazil 4.2%
All America Latina Logistica	52,867	262,098
Braskem SA (ADR)	7,826	124,668
Diagnosticos da America SA	26,273	201,640
Embraer SA (ADR)	7,915	253,122
Gol Linhas Aereas Inteligentes SA (ADR) (Preferred) (b)	40,044	269,496
Petroleo Brasileiro SA (ADR)	25,997	690,480
SLC Agricola SA	63,318	676,035

(Cost $2,777,317)		2,477,539
Canada 6.0%
Barrick Gold Corp.	13,028	566,457
Detour Gold Corp.*	5,586	139,279
Goldcorp, Inc.	7,134	321,458
Kinross Gold Corp.	52,554	514,504
Potash Corp. of Saskatchewan, Inc.	22,491	1,027,614
Talisman Energy, Inc.	31,882	400,822
TransAlta Corp.	31,265	586,150

(Cost $3,714,443)		3,556,284
China 2.8%
China Life Insurance Co., Ltd. "H"	159,486	413,597
China Life Insurance Co., Ltd. (ADR)	499	19,396
Home Inns & Hotels Management, Inc. (ADR)* (b)	10,507	268,034
Li Ning Co., Ltd. (b)	137,785	146,473
Mindray Medical International Ltd. (ADR) (b)	17,184	566,556
Yanzhou Coal Mining Co., Ltd. "H"	113,504	245,242

(Cost $1,886,628)		1,659,298
Colombia 0.4%
Bancolombia SA (ADR) (Cost $240,721)	3,928	253,984
Denmark 0.4%
Vestas Wind Systems AS* (b) (Cost $428,723)	21,995	223,666
Egypt 0.5%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $177,339)	97,029	312,389
Finland 0.6%
Nokia Oyj (ADR) (b) (Cost $360,788)	69,624	382,236
France 0.6%
Renault SA (Cost $246,831)	6,317	333,749
Germany 6.7%
Adidas AG	1,379	107,661
Axel Springer AG	13,629	688,913
Deutsche Lufthansa AG (Registered)	13,442	188,040
Deutsche Post AG (Registered)	62,933	1,212,610
Fraport AG	5,511	345,431
Infineon Technologies AG	53,705	548,942
Metro AG	21,340	825,302
TAG Immobilien AG*	4,797	44,717

(Cost $3,445,113)		3,961,616
Greece 0.0%
Hellenic Exchanges SA (Cost $37,263)	6,769	26,916
India 2.0%
ICICI Bank Ltd. (ADR) (b)	25,310	882,560
Reliance Industries Ltd.	20,428	299,740

(Cost $1,246,106)		1,182,300
Indonesia 0.7%
PT Semen Gresik (Persero) Tbk (Cost $236,713)	305,993	410,050
Israel 2.1%
NICE Systems Ltd. (ADR)*	6,351	249,594
Teva Pharmaceutical Industries Ltd. (ADR)	22,014	991,951

(Cost $1,246,781)		1,241,545
Japan 3.0%
FANUC Corp.	1,200	215,674
Hitachi Ltd.	49,000	316,763
INPEX Corp.	158	1,072,987
Shin-Etsu Chemical Co., Ltd.	3,275	190,724

(Cost $1,237,259)		1,796,148
Korea 1.6%
Samsung Electronics Co., Ltd. (Cost $585,594)	872	982,012
Malaysia 0.5%
CIMB Group Holdings Bhd. (Cost $260,003)	108,300	271,810
Mexico 1.0%
Wal-Mart de Mexico SAB de CV "V" (Cost $521,235)	168,873	566,659
Netherlands 7.1%
Koninklijke (Royal) KPN NV	118,382	1,301,568
LyondellBasell Industries NV "A" (a)	2,780	121,347
QIAGEN NV*	29,939	466,164
Unilever NV (CVA) (b)	57,002	1,939,642
VimpelCom Ltd. (ADR)	33,472	373,547

(Cost $4,280,408)		4,202,268
Panama 1.2%
Copa Holdings SA "A" (Cost $388,723)	8,652	685,238
Puerto Rico 0.3%
Popular, Inc.* (Cost $290,086)	101,692	208,469
Russia 1.0%
Sberbank of Russia (ADR)* (Cost $611,548)	46,758	602,175
South Africa 3.1%
MTN Group Ltd.	57,646	1,015,793
Murray & Roberts Holdings Ltd.*	32,873	120,419
Shoprite Holdings Ltd.	9,767	174,855
Standard Bank Group Ltd.	35,239	511,996

(Cost $1,739,897)		1,823,063
Sweden 2.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $1,161,575)	114,468	1,183,963
Switzerland 3.6%
Julius Baer Group Ltd.*	19,343	781,257
Roche Holding AG (Genusschein)	6,259	1,089,734
UBS AG (Registered)* (a)	21,405	300,098

(Cost $1,985,317)		2,171,089
Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Cost $366,616)	30,830	471,082
Thailand 1.2%
Bangkok Bank PCL (Foreign Registered)	34,300	215,435
Kasikornbank PCL (Foreign Registered)	44,300	224,462
Seamico Securities PCL (Foreign Registered)	1,748,260	81,038
Siam Cement Public Co., Ltd.	16,149	185,609

(Cost $681,855)		706,544
United Kingdom 2.3%
Rio Tinto PLC	10,807	599,049
Standard Chartered PLC	9,315	232,282
Tesco PLC	102,983	543,465

(Cost $1,308,442)		1,374,796
United States 37.5%
Abbott Laboratories (b)	16,262	996,698
Adobe Systems, Inc.*	17,125	587,559
Advanced Micro Devices, Inc.* (b)	52,053	417,465
AGCO Corp.*	3,502	165,329
AllianceBernstein Holding LP (b)	16,480	257,253
Allscripts Healthcare Solutions, Inc.*	32,511	539,682
Amazon.com, Inc.*	3,884	786,549
Archer-Daniels-Midland Co.	11,957	378,559
Ashland, Inc. (b)	5,185	316,596
Bank of America Corp.	55,999	535,910
Bunge Ltd. (b)	6,600	451,704
Calpine Corp.*	40,133	690,689
Chevron Corp. (b)	8,761	939,530
Cisco Systems, Inc.	20,073	424,544
CSX Corp.	30,684	660,320
Dow Chemical Co.	19,837	687,154
Energy Transfer Equity LP	4,183	168,575
Energy Transfer Partners LP (b)	10,237	480,218
Frontier Communications Corp.	4,656	19,415
General Motors Co.*	18,195	466,702
iRobot Corp.* (b)	6,063	165,277
JPMorgan Chase & Co. (b)	11,596	533,184
Laboratory Corp. of America Holdings* (b)	17,083	1,563,778
Life Technologies Corp.*	19,534	953,650
Monsanto Co.	9,428	751,977
NCR Corp.*	47,569	1,032,723
New York Times Co. "A"* (b)	37,758	256,377
Newmont Mining Corp.	17,457	895,020
PerkinElmer, Inc.	8,249	228,167
Quest Diagnostics, Inc. (b)	5,505	336,631
Quest Software, Inc.*	15,823	368,201
RadioShack Corp. (b)	30,275	188,310
Ralcorp Holdings, Inc.*	6,433	476,621
Rock-Tenn Co. "A" (b)	4,089	276,253
Safeway, Inc. (b)	5,641	114,005
Schlumberger Ltd.	3,619	253,077
Symantec Corp.*	63,309	1,183,878
The Mosaic Co.	25,475	1,408,513
Waste Management, Inc.	8,619	301,320
WebMD Health Corp.* (b)	7,508	192,055
Williams Companies, Inc.	24,929	768,062
Xylem, Inc.	2,585	71,734

(Cost $19,887,297)		22,289,264

Total Common Stocks (Cost $52,474,676)		56,414,951
Preferred Stock 0.5%
Germany
Volkswagen AG (Cost $256,541)	1,800	316,835
Participatory Notes 0.2%
Nigeria
Bank of Nigeria (issuer HSBC Bank PLC), Expiration Date 11/5/2013	1,357,482	86,339
Guaranty Trust Bank PLC (issuer HSBC Bank PLC) Expiration Date 9/15/2014*	228,273	19,527
Zenith Bank PLC (issuer HSBC Bank PLC), Expiration Date 2/2/2015*	23,484,700	18,466

Total Participatory Notes (Cost $150,892)		124,332
Rights 0.0%
South Africa
Murray & Roberts Holdings Ltd. Expiration Date 12/4/2020* (Cost $0)	11,176	14,642
Securities Lending Collateral 13.7%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $8,160,117)	8,160,117	8,160,117
Cash Equivalents 3.9%
Central Cash Management Fund, 0.11% (c) (Cost $2,311,458)	2,311,458	2,311,458

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $63,353,684) †	113.2	67,342,335
Other Assets and Liabilities, Net	(13.2)	(7,855,436)

Net Assets	100.0	59,486,899

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $63,993,393.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $3,348,942. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,754,919 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,405,977.

(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $8,014,881, which is 13.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At March 31, 2012 the DWS Global Thematic VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock, Participatory Notes & Rights
Materials	8,673,378	15.2%
Information Technology	8,341,017	14.7%
Health Care	7,934,651	14.0%
Financials	7,144,272	12.6%
Consumer Staples	6,146,847	10.8%
Energy	5,318,733	9.4%
Industrials	4,989,139	8.8%
Consumer Discretionary	3,724,880	6.5%
Telecommunication Services	3,321,004	5.8%
Utilities	1,276,839	2.2%
Total	56,870,760	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Preferred Stock(e)
Austria	$—	$244,153	$—	$244,153
Bahrain	—	137,106	—	137,106
Belgium	—	298,292	—	298,292
Bermuda	379,248	—	—	379,248
Brazil	2,477,539	—	—	2,477,539
Canada	3,556,284	—	—	3,556,284
China	853,986	805,312	—	1,659,298
Columbia	253,984	—	—	253,984
Denmark	—	223,666	—	223,666
Egypt	—	312,389	—	312,389
Finland	382,236	—	—	382,236
France	—	333,749	—	333,749
Germany	—	4,278,451	—	4,278,451
Greece	—	26,916	—	26,916
India	882,560	299,740	—	1,182,300
Indonesia	—	410,050	—	410,050
Israel	1,241,545	—	—	1,241,545
Japan	—	1,796,148	—	1,796,148
Korea	—	982,012	—	982,012
Malaysia	—	271,810	—	271,810
Mexico	566,659	—	—	566,659
Netherlands	494,894	3,707,374	—	4,202,268
Panama	685,238	—	—	685,238
Puerto Rico	208,469	—	—	208,469
Russia	602,175	—	—	602,175
South Africa	—	1,823,063	—	1,823,063
Sweden	—	1,183,963	—	1,183,963
Switzerland	300,098	1,870,991	—	2,171,089
Taiwan	471,082	—	—	471,082
Thailand	—	706,544	—	706,544
United Kingdom	—	1,374,796	—	1,374,796
United States	22,289,264	—	—	22,289,264
Participatory Notes(e)	—	124,332	—	124,332
Rights(e)	14,642	—	—	14,642
Short-Term Investments(e)	10,471,575	—	—	10,471,575
Total	$46,131,478	$21,210,857	$—	$67,342,335

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Government & Agency Securities VIP
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 78.4%
Federal Home Loan Mortgage Corp.:
4.0%, 3/1/2040 (a)	18,000,000	18,817,031
7.0%, 6/1/2032	746	844
Federal National Mortgage Association:
4.0%, 5/1/2040 (a)	5,000,000	5,230,860
4.5%, with various maturities from 5/1/2039 until 5/1/2041 (a)	5,600,975	5,971,421
5.0%, 10/1/2033	288,664	312,445
Government National Mortgage Association:
4.5%, with various maturities from 2/15/2039 until 1/20/2042 (a)	1,907,771	2,193,734
4.55%, 1/15/2041	648,679	713,747
4.625%, 5/15/2041	201,905	222,831
5.0%, with various maturities from 11/20/2032 until 5/20/2041 (a) (b)	31,813,962	35,245,979
5.5%, with various maturities from 3/15/2029 until 7/20/2040 (a)	18,718,842	20,817,578
6.0%, with various maturities from 7/15/2014 until 5/15/2040 (a)	12,329,210	13,910,650
6.5%, with various maturities from 4/15/2031 until 2/15/2039	3,657,797	4,160,562
7.0%, with various maturities from 2/20/2027 until 11/15/2038	664,918	760,226
7.5%, 10/20/2031	9,731	11,465

Total Mortgage-Backed Securities Pass-Throughs (Cost $103,317,222)		108,369,373
Collateralized Mortgage Obligations 15.6%
Fannie Mae Benchmark Remic, "ZA", Series 2007-B2, 5.5%, 6/25/2037	1,825,216	2,084,567
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	673,276	572,376
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	303,314	26,303
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	1,263,020	138,651
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	1,602,688	142,232
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	326,554	36,113
"DI", Series 3980, Interest Only, 3.0%, 1/15/2026	329,039	30,008
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026	209,055	20,049
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	333,333	25,902
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013	5,883,280	204,863
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	2,901,788	106,719
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	2,266,971	191,651
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	1,662,859	120,675
"ZK", Series 3382, 5.0%, 7/15/2037	1,241,371	1,389,865
"22", Series 243, Interest Only, 5.059% **, 6/15/2021	1,500,670	154,455
"SC", Series 3326, Interest Only, 5.798% **, 6/15/2037	683,940	92,534
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	627,564	38,410
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	327,070	52,025
"WS", Series 2877, Interest Only, 6.358% **, 10/15/2034	677,851	59,236
"A", Series 172, Interest Only, 6.5%, 1/1/2024	36,804	5,893
"S", Series 2416, Interest Only, 7.858% **, 2/15/2032	473,355	93,547
"ST", Series 2411, Interest Only, 8.508% **, 6/15/2021	1,699,718	230,699
"KS", Series 2064, Interest Only, 9.9% **, 5/15/2022	472,511	97,095
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	326,573	32,439
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	803,924	68,780
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	3,108,595	210,460
"25", Series 351, Interest Only, 4.5%, 5/1/2019	338,192	24,158
"HI", Series 2009-77, Interest Only, 4.5%, 9/25/2027	1,161,142	108,575
"21", Series 334, Interest Only, 5.0%, 3/1/2018	165,127	13,448
"20", Series 334, Interest Only, 5.0%, 3/1/2018	246,859	20,772
''23", Series 339, Interest Only, 5.0%, 7/1/2018	350,731	32,941
"26", Series 381, Interest Only, 5.0%, 12/25/2020	108,307	9,983
"ZA", Series 2008-24, 5.0%, 4/25/2038	640,976	717,706
"30", Series 381, Interest Only, 5.5%, 11/25/2019	554,444	64,751
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	1,149,650	128,227
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	786,700	107,179
"101", Series 383, Interest Only, 6.5%, 9/1/2022	1,839,272	319,358
"ZQ", Series G93-39, 6.5%, 12/25/2023	358,551	401,049
"ES", Series 2003-17, Interest Only, 6.808% **, 9/25/2022	4,070,399	224,166
"SA", Series G92-57, IOette, 82.6% **, 10/25/2022	55,541	126,694
Government National Mortgage Association:
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	1,701,559	218,497
"JY", Series 2010-20, 4.0%, 12/20/2033	1,877,910	1,972,976
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	423,788	38,670
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	842,797	133,190
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	394,755
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	1,101,492	198,459
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	826,627	168,132
"VB", Series 2010-26, 5.0%, 1/20/2024	600,000	686,188
"ZM", Series 2004-24, 5.0%, 4/20/2034	2,226,601	2,496,900
"Z", Series 2004-61, 5.0%, 8/16/2034	1,094,937	1,222,998
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,566,339	1,758,969
"GZ", Series 2005-24, 5.0%, 3/20/2035	475,042	529,863
"ZA", Series 2005-75, 5.0%, 10/16/2035	534,415	602,732
"MZ", Series 2009-98, 5.0%, 10/16/2039	958,931	1,118,756
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	838,105	92,473
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	413,650	47,401
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	1,090,909	276,833
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	731,248	57,504
"BS", Series 2011-93, Interest Only, 5.858% **, 7/16/2041	1,972,929	279,013
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	475,355	83,105
"QA", Series 2007-57, Interest Only, 6.258% **, 10/20/2037	621,625	81,379
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	190,669	34,217
"SA", Series 2006-69, Interest Only, 6.558% **, 12/20/2036	1,130,184	160,167
"PS", Series 2004-34, Interest Only, 6.908% **, 4/16/2034	263,152	47,945
"SK", Series 2003-11, Interest Only, 7.458% **, 2/16/2033	730,657	145,125
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	812,361	194,547

Total Collateralized Mortgage Obligations (Cost $18,845,609)		21,565,348
Government & Agency Obligations 18.1%
U.S. Government Sponsored Agency 17.3%
Federal Home Loan Bank, 5.0%, 11/17/2017	20,000,000	23,919,018
U.S. Treasury Obligation 0.8%
U.S. Treasury Bills, 0.13% ***, 9/6/2012 (c)	1,045,000	1,044,430

Total Government & Agency Obligations (Cost $24,930,404)		24,963,448

	Contracts	Value ($)
Call Options Purchased 0.2%
10 Year U.S. Treasury Note Future, Expiration Date 5/25/2012, Strike Price $132.0	40	9,375
10 Year U.S. Treasury Note Future, Expiration Date 5/25/2012, Strike Price $135.0	60	1,875
Fixed Rate – 4.32% - Floating – LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	6,000,000	278,712

Total Call Options Purchased (Cost $292,981)		289,962
Put Options Purchased 0.1%
Fixed Rate – 3.22% - Floating – LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017 (Cost $203,883)	6,000,000	147,774

	Shares	Value ($)
Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.27% (d) (e) (Cost $3,562,191)	3,562,191	3,562,191
Cash Equivalents 0.9%
Central Cash Management Fund, 0.11% (d) (Cost $1,208,566)	1,208,566	1,208,566

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $152,360,856) †	115.9	160,106,662
Other Assets and Liabilities, Net	(15.9)	(21,901,063)

Net Assets	100.0	138,205,599

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

**	These securities are shown at their current rate as of March 31, 2012.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $152,364,219.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $7,742,443. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,558,074 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $815,631.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $3,505,037, which is 2.5% of net assets.
(c)	At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

LIBOR: London InterBank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	6/20/2012	60	7,769,063	(89,507)
Ultra Long U.S. Treasury Bond	USD	6/20/2012	41	6,189,719	(118,563)
Total unrealized depreciation					(208,070)

Currency Abbreviation
USD	United States Dollar

At March 31, 2012, open written options contracts were as follows: Options on exchange-traded futures contracts

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Call Options 10 Year U.S. Treasury Note Future	80	5/25/2012	133.5	6,074	(6,250)

(f) Unrealized depreciation on written options on exchange- traded futures at March 31, 2012 was $176.
Options on interest rate swap contracts

		Swap Effective/ Expiration Date	Contract Amount ($)	Option Expiration Date	Premiums Received ($)	Value ($) (g)
Call Options Fixed — 2.36%	- Floating — LIBOR	2/3/2017 2/3/2027	3,000,000	2/1/2017	216,990	(238,025)
Put Options Fixed — 3.32%	- Floater — LIBOR	2/3/2017 2/3/2027	3,000,000	2/1/2017	216,990	(163,956)
Total					433,980	(401,981)

(g)	Unrealized appreciation on written options on interest rate swaps at March 31, 2012 was $31,999.

At March 31, 2012, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/24/2012 12/24/2022	12,500,000	1	Fixed — 2.36%	Floating — LIBOR	166,845	—	166,845
12/14/2012 12/24/2022	12,500,000	2	Fixed — 2.39%	Floating — LIBOR	200,621	—	200,621
11/15/2010 11/15/2025	640,000	3	Floating — LIBOR	Floating — 4.502%	34,702	—	34,702
Total unrealized appreciation	402,168

At March 31, 2012, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/9/2010 6/1/2012	6,900,000	4	0.45%	Global Interest Rate Strategy Index	(26,356)	—	(26,356)

1	BNP Paribas
2	UBS AG
3	Barclays Bank PLC
4	Citigroup, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Mortgage-Backed Securities Pass-Throughs	$—	$108,369,373	$—	$108,369,373
Collateralized Mortgage Obligations	—	21,565,348	—	21,565,348
Government & Agency Obligations	—	24,963,448	—	24,963,448
Short-Term Investments	4,770,757	—	—	4,770,757
Derivatives (i)	11,250	828,654	—	839,904
Total	$4,782,007	$155,726,823	$—	$160,508,830

Liabilities
Derivatives (i)	$(214,320)	$(428,337)	$—	$(642,657)
Total	$(214,320)	$(428,337)	$—	$(642,657)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, interest rate swap contracts, total return swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(208,070)	$375,812	$(27,305)

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 95.1%
Consumer Discretionary 18.8%
AMC Entertainment, Inc., 8.75%, 6/1/2019		765,000	801,337
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		80,000	89,200
American Achievement Corp., 144A, 10.875%, 4/15/2016		260,000	188,500
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	611,387
8.375%, 11/15/2020		460,000	495,650
Avis Budget Car Rental LLC:
8.25%, 1/15/2019 (b)		535,000	557,737
9.625%, 3/15/2018		260,000	282,100
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		135,000	117,956
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	382,031
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	67,925
8.0%, 4/15/2020		65,000	68,738
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		450,000	347,625
11.25%, 6/1/2017		715,000	779,350
CCO Holdings LLC:
6.5%, 4/30/2021		1,155,000	1,195,425
6.625%, 1/31/2022		190,000	197,125
7.0%, 1/15/2019		120,000	127,200
7.25%, 10/30/2017		520,000	557,700
7.375%, 6/1/2020		50,000	54,250
7.875%, 4/30/2018		225,000	243,000
8.125%, 4/30/2020		150,000	166,500
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,725,000	1,852,219
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		145,000	153,156
Clear Channel Communications, Inc., 9.0%, 3/1/2021		140,000	126,000
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		865,000	846,050
Series A, 9.25%, 12/15/2017		100,000	109,125
Series B, 9.25%, 12/15/2017		150,000	164,438
CSC Holdings LLC, 144A, 6.75%, 11/15/2021		1,400,000	1,457,750
Cumulus Media Holdings, Inc., 144A, 7.75%, 5/1/2019		135,000	127,575
DineEquity, Inc., 9.5%, 10/30/2018		385,000	421,575
DISH DBS Corp.:
6.75%, 6/1/2021		50,000	53,875
7.125%, 2/1/2016		465,000	514,406
7.875%, 9/1/2019		270,000	310,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		490,000	306
Gannett Co., Inc., 9.375%, 11/15/2017		295,000	332,613
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	513,206
Harron Communications LP, 144A, 9.125%, 4/1/2020 (c)		270,000	278,775
Hertz Corp.:
6.75%, 4/15/2019		90,000	93,150
144A, 6.75%, 4/15/2019		215,000	222,525
7.5%, 10/15/2018		905,000	960,431
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		435,000	469,800
Lear Corp.:
7.875%, 3/15/2018		235,000	256,150
8.125%, 3/15/2020		230,000	256,450
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		540,000	594,675
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		85,000	100,017
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		635,000	654,050
Mediacom LLC:
144A, 7.25%, 2/15/2022		110,000	111,100
9.125%, 8/15/2019		560,000	608,300
MGM Resorts International:
7.5%, 6/1/2016 (b)		205,000	211,150
7.625%, 1/15/2017 (b)		560,000	578,200
144A, 8.625%, 2/1/2019 (b)		840,000	900,900
9.0%, 3/15/2020		145,000	161,313
10.0%, 11/1/2016 (b)		225,000	252,000
11.125%, 11/15/2017		235,000	265,844
Michaels Stores, Inc., 13.0%, 11/1/2016		150,000	158,250
Norcraft Companies LP, 10.5%, 12/15/2015		1,260,000	1,105,650
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		435,000	451,856
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,085,000	1,129,767
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	345,713
Pinnacle Entertainment, Inc., 7.75%, 4/1/2022 (b)		60,000	62,850
PVH Corp., 7.375%, 5/15/2020		160,000	176,400
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		180,000	197,100
Sabre Holdings Corp., 8.35%, 3/15/2016 (b)		305,000	276,788
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		200,000	216,750
144A, 7.804%, 10/1/2020		415,000	407,049
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		340,000	385,900
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		565,000	611,612
Standard Pacific Corp.:
8.375%, 5/15/2018		240,000	255,300
10.75%, 9/15/2016		440,000	506,000
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (b)		200,000	205,000
Travelport LLC:
5.113% **, 9/1/2014		390,000	212,550
9.0%, 3/1/2016 (b)		75,000	45,281
UCI International, Inc., 8.625%, 2/15/2019		120,000	123,300
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	803,221
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,110,000	1,198,800
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	60,825
144A, 7.875%, 11/1/2020		140,000	147,000
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	480,000	661,782
144A, 9.75%, 4/15/2018	EUR	425,000	600,832
Valassis Communications, Inc., 6.625%, 2/1/2021 (b)		180,000	184,500
Visant Corp., 10.0%, 10/1/2017		460,000	429,525
Visteon Corp., 6.75%, 4/15/2019		435,000	441,525
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		335,000	359,287

			33,048,773
Consumer Staples 4.0%
B&G Foods, Inc., 7.625%, 1/15/2018		230,000	246,962
Del Monte Corp., 7.625%, 2/15/2019 (b)		410,000	407,950
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		215,000	225,750
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		555,000	543,900
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		160,000	164,400
NBTY, Inc., 9.0%, 10/1/2018		190,000	209,238
Pilgrim's Pride Corp., 7.875%, 12/15/2018 (b)		290,000	289,275
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		220,000	230,450
Prestige Brands, Inc., 144A, 8.125%, 2/1/2020		300,000	325,125
Rite Aid Corp.:
7.5%, 3/1/2017		40,000	40,800
8.0%, 8/15/2020 (b)		445,000	512,306
144A, 9.25%, 3/15/2020 (b)		125,000	126,250
10.25%, 10/15/2019		230,000	264,787
Smithfield Foods, Inc., 7.75%, 7/1/2017		1,880,000	2,124,400
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018 (b)		180,000	195,075
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		210,000	219,975
Tops Holding Corp., 10.125%, 10/15/2015		330,000	352,275
TreeHouse Foods, Inc., 7.75%, 3/1/2018		125,000	135,469
U.S. Foodservice, 144A, 8.5%, 6/30/2019		400,000	405,000

			7,019,387
Energy 11.6%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		345,000	312,225
Arch Coal, Inc., 7.25%, 10/1/2020 (b)		110,000	102,025
Atwood Oceanics, Inc., 6.5%, 2/1/2020		110,000	115,500
Berry Petroleum Co., 6.75%, 11/1/2020		535,000	565,762
Bill Barrett Corp.:
7.0%, 10/15/2022		105,000	101,325
7.625%, 10/1/2019		55,000	55,825
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		125,000	127,500
8.625%, 10/15/2020		300,000	318,750
Bristow Group, Inc., 7.5%, 9/15/2017		485,000	506,825
Chaparral Energy, Inc.:
8.25%, 9/1/2021		410,000	436,650
8.875%, 2/1/2017 (b)		250,000	261,250
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		245,000	242,550
6.875%, 11/15/2020 (b)		245,000	252,963
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		325,000	327,437
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		150,000	148,875
Cimarex Energy Co., 5.875%, 5/1/2022 (c)		205,000	209,100
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		145,000	147,900
8.5%, 12/15/2019		150,000	156,375
CONSOL Energy, Inc.:
6.375%, 3/1/2021		90,000	85,950
8.0%, 4/1/2017		655,000	682,837
8.25%, 4/1/2020		250,000	261,250
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	194,250
7.375%, 10/1/2020		195,000	216,450
8.25%, 10/1/2019		105,000	117,338
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		920,000	941,850
Crosstex Energy LP, 8.875%, 2/15/2018		365,000	387,812
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		420,000	438,900
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		535,000	551,050
Energy Transfer Equity LP, 7.5%, 10/15/2020		215,000	238,650
EV Energy Partners LP, 8.0%, 4/15/2019		835,000	855,875
Forest Oil Corp., 7.25%, 6/15/2019		580,000	566,950
Frontier Oil Corp., 6.875%, 11/15/2018		315,000	327,600
Genesis Energy LP, 7.875%, 12/15/2018		230,000	234,600
Global Geophysical Services, Inc., 10.5%, 5/1/2017		775,000	771,125
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		140,000	148,400
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		105,000	106,575
8.25%, 3/15/2018		330,000	349,800
HollyFrontier Corp., 9.875%, 6/15/2017		545,000	607,675
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		165,000	174,488
Linn Energy LLC:
144A, 6.25%, 11/1/2019		595,000	577,150
144A, 6.5%, 5/15/2019		20,000	19,600
MEG Energy Corp., 144A, 6.5%, 3/15/2021		235,000	246,163
Murray Energy Corp., 144A, 10.25%, 10/15/2015		170,000	165,325
Newfield Exploration Co., 7.125%, 5/15/2018		270,000	284,175
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		175,000	175,875
7.25%, 2/1/2019		435,000	457,837
Offshore Group Investments Ltd., 11.5%, 8/1/2015		305,000	335,500
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		200,000	202,000
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		145,000	142,100
144A, 6.25%, 11/15/2021		165,000	161,700
Plains Exploration & Production Co.:
6.75%, 2/1/2022		430,000	449,350
7.625%, 6/1/2018		320,000	340,000
Regency Energy Partners LP, 6.875%, 12/1/2018		205,000	216,788
SandRidge Energy, Inc., 7.5%, 3/15/2021		300,000	295,500
SESI LLC, 6.375%, 5/1/2019		235,000	249,100
Stone Energy Corp.:
6.75%, 12/15/2014		590,000	594,425
8.625%, 2/1/2017		125,000	130,625
Swift Energy Co., 144A, 7.875%, 3/1/2022		435,000	448,050
Venoco, Inc., 8.875%, 2/15/2019		590,000	539,850
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		960,000	955,200
144A, 6.0%, 1/15/2022		705,000	705,000
Xinergy Corp., 144A, 9.25%, 5/15/2019		235,000	180,950

			20,520,525
Financials 17.5%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017 (b)		775,000	771,125
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		450,000	409,500
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	385,458
8.0%, 3/15/2020		340,000	378,250
8.0%, 11/1/2031		340,000	374,850
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	111,650
7.0%, 5/20/2022 (b)		110,000	112,200
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		285,000	293,550
9.375%, 12/1/2017		390,000	422,175
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		265,000	277,588
Ashton Woods U.S.A. LLC, 144A, 11.0%, 6/30/2015		712,400	587,730
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		542,400	565,452
Caesars Operating Escrow LLC, 144A, 8.5%, 2/15/2020		760,000	773,300
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		570,000	619,875
CIT Group, Inc.:
5.25%, 3/15/2018		540,000	550,800
144A, 7.0%, 5/2/2017		1,785,000	1,789,462
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		315,000	312,637
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		435,000	478,500
E*TRADE Financial Corp.:
6.75%, 6/1/2016		710,000	725,975
12.5%, 11/30/2017		1,212,000	1,410,465
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		410,000	414,100
Ford Motor Credit Co., LLC:
5.875%, 8/2/2021		300,000	323,577
8.125%, 1/15/2020		100,000	120,875
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		220,000	226,600
144A, 5.875%, 1/31/2022		195,000	200,363
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	484,050
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	322,107	258
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		95,000	97,138
8.875%, 2/1/2018		2,000,000	2,070,000
International Lease Finance Corp.:
Series R, 5.65%, 6/1/2014		340,000	345,950
5.75%, 5/15/2016		105,000	104,882
6.25%, 5/15/2019		270,000	266,511
8.625%, 9/15/2015		235,000	258,500
8.625%, 1/15/2022 (b)		310,000	344,617
8.75%, 3/15/2017		370,000	411,625
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		255,000	259,718
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		670,000	691,775
144A, 8.625%, 7/15/2020		510,000	535,500
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		185,000	187,775
(REIT), 6.875%, 5/1/2021		295,000	308,275
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018		530,000	503,500
National Money Mart Co., 10.375%, 12/15/2016		790,000	872,950
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		160,000	161,200
144A, 5.875%, 3/15/2022		265,000	267,650
NII Capital Corp., 7.625%, 4/1/2021		395,000	386,112
Nuveen Investments, Inc.:
10.5%, 11/15/2015		605,000	626,931
144A, 10.5%, 11/15/2015		525,000	541,406
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		425,000	461,125
9.25%, 4/1/2015		695,000	714,112
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		540,000	558,900
144A, 7.125%, 4/15/2019		415,000	432,637
144A, 8.25%, 2/15/2021		225,000	211,500
144A, 8.75%, 10/15/2016		550,000	581,625
144A, 9.0%, 4/15/2019		275,000	270,875
144A, 9.25%, 5/15/2018		455,000	453,862
144A, 9.875%, 8/15/2019		125,000	127,813
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		420,000	444,150
144A, 7.75%, 2/15/2017	EUR	210,000	288,485
144A, 8.5%, 2/15/2019		200,000	213,500
144A, 8.75%, 2/15/2019	EUR	100,000	141,039
Susser Holdings LLC, 8.5%, 5/15/2016		175,000	192,063
Tomkins LLC, 9.0%, 10/1/2018		207,000	229,253
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	188,700
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		230,000	243,225
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		365,000	373,669
144A, 7.375%, 5/15/2020		595,000	608,387
144A, 7.625%, 4/15/2022		595,000	611,362
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		470,000	529,925
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		400,000	377,000
144A, 11.75%, 7/15/2017	EUR	170,000	214,259

			30,829,846
Health Care 3.1%
Aviv Healthcare Properties LP:
7.75%, 2/15/2019		235,000	241,463
144A, 7.75%, 2/15/2019 (b)		265,000	269,637
HCA, Inc.:
5.875%, 3/15/2022		275,000	275,344
6.5%, 2/15/2020		890,000	934,500
7.5%, 2/15/2022		605,000	644,325
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	105,925
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		315,000	330,750
STHI Holding Corp., 144A, 8.0%, 3/15/2018		345,000	365,700
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,805,000	1,863,662
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		420,000	437,850

			5,469,156
Industrials 8.4%
Accuride Corp., 9.5%, 8/1/2018		405,000	425,250
Actuant Corp., 6.875%, 6/15/2017		300,000	311,250
Aguila 3 SA, 144A, 7.875%, 1/31/2018		310,000	323,950
Air Lease Corp., 144A, 5.625%, 4/1/2017 (b)		445,000	443,331
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		105,000	107,625
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		610,000	509,350
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		335,000	345,050
BE Aerospace, Inc.:
6.875%, 10/1/2020		180,000	197,100
8.5%, 7/1/2018		245,000	270,725
Belden, Inc., 7.0%, 3/15/2017		420,000	433,125
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		190,000	198,550
Bombardier, Inc., 144A, 5.75%, 3/15/2022		325,000	316,062
Briggs & Stratton Corp., 6.875%, 12/15/2020		195,000	200,850
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	410,850
Cenveo Corp., 8.875%, 2/1/2018		905,000	859,750
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		540,000	535,950
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		440,757	198,341
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014 (b)		87,000	92,655
Deluxe Corp., 7.0%, 3/15/2019		180,000	186,300
Ducommun, Inc., 9.75%, 7/15/2018		305,000	323,300
DynCorp International, Inc., 10.375%, 7/1/2017		490,000	425,687
Florida East Coast Railway Corp., 8.125%, 2/1/2017		225,000	229,500
FTI Consulting, Inc., 6.75%, 10/1/2020		195,000	208,894
Garda World Security Corp., 144A, 9.75%, 3/15/2017		375,000	399,375
H&E Equipment Services, Inc., 8.375%, 7/15/2016		615,000	633,450
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		180,000	190,800
7.125%, 3/15/2021		60,000	64,275
Interline Brands, Inc., 7.0%, 11/15/2018		295,000	311,225
Meritor, Inc., 8.125%, 9/15/2015		280,000	295,400
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		760,000	651,700
Navios South American Logistics, Inc., 9.25%, 4/15/2019		295,000	258,125
Nortek, Inc., 8.5%, 4/15/2021		720,000	712,800
Ply Gem Industries, Inc., 13.125%, 7/15/2014		155,000	156,550
RailAmerica, Inc., 9.25%, 7/1/2017		35,000	36,881
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		520,000	557,700
11.75%, 8/1/2016 (b)		120,000	127,200
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		135,000	142,331
Sitel LLC, 11.5%, 4/1/2018		565,000	406,800
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	221,913
7.5%, 10/1/2017		215,000	231,663
SPX Corp., 6.875%, 9/1/2017		130,000	142,350
Titan International, Inc., 7.875%, 10/1/2017		945,000	1,006,425
Triumph Group, Inc., 8.0%, 11/15/2017		75,000	81,750
United Rentals North America, Inc., 10.875%, 6/15/2016		225,000	254,812
Welltec A/S, 144A, 8.0%, 2/1/2019		400,000	384,000

			14,820,970
Information Technology 5.0%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		210,000	180,600
Alliance Data Systems Corp., 144A, 6.375%, 4/1/2020		150,000	151,875
Amkor Technology, Inc.:
6.625%, 6/1/2021 (b)		50,000	51,688
7.375%, 5/1/2018 (b)		250,000	267,813
Aspect Software, Inc., 10.625%, 5/15/2017		350,000	373,625
Avaya, Inc., 144A, 7.0%, 4/1/2019		830,000	832,075
CDW LLC:
8.5%, 4/1/2019		895,000	950,937
144A, 8.5%, 4/1/2019		285,000	302,813
CommScope, Inc., 144A, 8.25%, 1/15/2019		485,000	516,525
eAccess Ltd., 144A, 8.25%, 4/1/2018		335,000	320,762
Equinix, Inc.:
7.0%, 7/15/2021		215,000	235,963
8.125%, 3/1/2018		120,000	132,000
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		105,000	103,425
7.625%, 7/15/2017		95,000	104,025
144A, 7.625%, 7/15/2017		50,000	54,500
First Data Corp.:
144A, 7.375%, 6/15/2019		250,000	254,688
144A, 8.875%, 8/15/2020		495,000	536,456
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		990,000	1,084,050
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		225,000	235,125
7.625%, 6/15/2021		230,000	246,675
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	165,300
Lawson Software, Inc., 144A, 9.375%, 4/1/2019 (c)		80,000	82,600
MasTec, Inc., 7.625%, 2/1/2017		610,000	633,637
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		245,000	249,900
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		290,000	311,750
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		290,000	303,412
ViaSat, Inc., 144A, 6.875%, 6/15/2020		105,000	107,625

			8,789,844
Materials 11.2%
Aleris International, Inc., 7.625%, 2/15/2018		220,000	230,175
APERAM:
144A, 7.375%, 4/1/2016		215,000	210,163
144A, 7.75%, 4/1/2018		260,000	250,900
Appleton Papers, Inc., 11.25%, 12/15/2015		237,000	219,818
Berry Plastics Corp.:
9.5%, 5/15/2018		390,000	413,400
9.75%, 1/15/2021		460,000	502,550
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	630,000	777,213
Boise Paper Holdings LLC, 8.0%, 4/1/2020		170,000	187,000
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		256,058	256,698
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		200,000	213,000
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,120,000	1,058,400
Clearwater Paper Corp., 7.125%, 11/1/2018		390,000	413,400
Clondalkin Acquisition BV, 144A, 2.474% **, 12/15/2013		265,000	250,425
Crown Americas LLC, 6.25%, 2/1/2021		50,000	53,750
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,410,000	1,455,825
Exopack Holding Corp., 10.0%, 6/1/2018		230,000	241,500
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		315,000	311,850
144A, 6.875%, 4/1/2022		225,000	219,375
144A, 7.0%, 11/1/2015		140,000	142,800
144A, 8.25%, 11/1/2019		545,000	572,250
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,297,793	1,203,054
10.0%, 3/31/2015		1,277,440	1,267,220
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	77,525
9.5%, 6/15/2017		810,000	899,100
Huntsman International LLC:
8.625%, 3/15/2020 (b)		330,000	368,775
8.625%, 3/15/2021 (b)		335,000	376,037
JMC Steel Group, 144A, 8.25%, 3/15/2018		350,000	364,000
Koppers, Inc., 7.875%, 12/1/2019		440,000	469,700
Kraton Polymers LLC, 6.75%, 3/1/2019		210,000	216,825
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016 (b)		335,000	341,281
LyondellBasell Industries NV, 144A, 5.0%, 4/15/2019 (c)		320,000	320,000
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		105,000	91,875
9.5%, 1/15/2021	EUR	385,000	410,779
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	1,041,984
Novelis, Inc., 8.375%, 12/15/2017		85,000	92,225
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	182,917
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		535,000	561,750
Polymer Group, Inc., 7.75%, 2/1/2019		300,000	315,750
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		270,000	282,825
Rock-Tenn Co.:
144A, 4.45%, 3/1/2019		55,000	55,247
144A, 4.9%, 3/1/2022		160,000	159,765
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		150,000	165,563
144A, 8.375%, 9/15/2021		150,000	168,563
Silgan Holdings, Inc., 7.25%, 8/15/2016		190,000	213,513
Solo Cup Co., 10.5%, 11/1/2013		210,000	213,675
SunCoke Energy, Inc., 7.625%, 8/1/2019		170,000	174,675
United States Steel Corp., 7.375%, 4/1/2020 (b)		480,000	489,600
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		940,000	994,050
Wolverine Tube, Inc., 6.0%, 6/28/2014		158,888	143,460

			19,642,225
Telecommunication Services 12.8%
CenturyLink, Inc., 6.45%, 6/15/2021		985,000	1,011,111
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,020,000	1,041,675
8.375%, 10/15/2020		1,030,000	1,035,150
8.75%, 3/15/2018		350,000	326,813
CPI International, Inc., 8.0%, 2/15/2018		260,000	229,450
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		1,795,000	1,763,587
10.0%, 7/15/2015 (b)		380,000	399,950
Digicel Group Ltd.:
144A, 9.125%, 1/15/2015		195,000	198,413
144A, 10.5%, 4/15/2018		495,000	546,975
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	203,500
144A, 8.25%, 9/1/2017		1,090,000	1,152,675
ERC Ireland Preferred Equity Ltd., 144A, 8.057% **, 2/15/2017 (PIK)	EUR	709,137	284
Frontier Communications Corp.:
7.875%, 4/15/2015		65,000	69,875
8.25%, 4/15/2017 (b)		395,000	424,625
8.5%, 4/15/2020		490,000	515,725
8.75%, 4/15/2022		560,000	590,800
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		695,000	730,619
7.5%, 4/1/2021		855,000	898,819
8.5%, 11/1/2019		580,000	636,550
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,450,000	1,508,000
11.5%, 2/4/2017 (PIK)		1,340,625	1,394,250
144A, 11.5%, 2/4/2017 (PIK)		445,000	458,350
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		480,000	477,000
7.875%, 9/1/2018		420,000	442,050
Pacnet Ltd., 144A, 9.25%, 11/9/2015		225,000	209,250
Sprint Nextel Corp.:
144A, 7.0%, 3/1/2020		265,000	268,975
144A, 9.0%, 11/15/2018		1,610,000	1,766,975
144A, 9.125%, 3/1/2017		310,000	308,450
Syniverse Holdings, Inc., 9.125%, 1/15/2019		130,000	143,325
Telesat Canada, 11.0%, 11/1/2015		1,545,000	1,649,287
West Corp.:
7.875%, 1/15/2019		285,000	303,525
8.625%, 10/1/2018 (b)		75,000	82,313
Windstream Corp.:
7.0%, 3/15/2019		430,000	438,600
7.5%, 4/1/2023		335,000	345,050
7.75%, 10/15/2020		180,000	192,600
7.875%, 11/1/2017		495,000	545,737
8.125%, 9/1/2018		180,000	192,600

			22,502,933
Utilities 2.7%
AES Corp.:
8.0%, 10/15/2017		415,000	467,394
8.0%, 6/1/2020		525,000	602,437
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	517,738
144A, 7.875%, 7/31/2020		340,000	369,750
Edison Mission Energy, 7.0%, 5/15/2017		1,570,000	989,100
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 (b)		1,110,000	582,750
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		125,000	136,250
144A, 11.75%, 3/1/2022		290,000	296,525
Ferrellgas LP, 6.5%, 5/1/2021		120,000	108,300
NRG Energy, Inc.:
7.625%, 1/15/2018		200,000	200,500
8.25%, 9/1/2020		220,000	216,700
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015 (b)		275,000	62,906
144A, 11.5%, 10/1/2020		360,000	234,900

			4,785,250

Total Corporate Bonds (Cost $165,242,146)			167,428,909
Government & Agency Obligation 0.6%
U.S. Treasury Obligation
U.S. Treasury Note, 0.375%, 10/31/2012 (b) (Cost $1,001,235)		1,000,000	1,001,211
Loan Participations and Assignments 0.5%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		101,894	52,730
Caesars Entertainment Operating Co., Term Loan B6, 5.492%, 1/26/2018		234,000	211,936
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		1,009,426	666,922

Total Loan Participations and Assignments (Cost $1,901,387)			931,588
Convertible Bonds 0.5%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		375,000	607,031
Sonic Automotive, Inc., 5.0%, 10/1/2029		155,000	235,600

Total Convertible Bonds (Cost $530,245)			842,631
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $744,455)		1,135,000	902,325

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $31,000)	31	28,594

	Shares	Value ($)
Common Stocks 0.2%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	18,256	9,128
Postmedia Network Canada Corp.*	8,495	51,015
Trump Entertainment Resorts, Inc.*	45	0
Vertis Holdings, Inc.*	676	372

		60,515
Financials 0.1%
Ashton Woods "B"*	0.229	170,033
Industrials 0.0%
Congoleum Corp.*	24,000	0
Quad Graphics, Inc.	56	778

		778
Materials 0.1%
GEO Specialty Chemicals, Inc.*	24,225	0
GEO Specialty Chemicals, Inc. 144A*	2,206	0
Wolverine Tube, Inc.*	7,045	176,125

		176,125

Total Common Stocks (Cost $573,020)		407,451
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,115	190
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,100	10,560

Total Warrants (Cost $244,286)		10,750
Securities Lending Collateral 9.0%
Daily Assets Fund Institutional, 0.27% (d) (e) (Cost $15,788,986)	15,788,986	15,788,986

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $186,056,760) †	106.4	187,342,445
Other Assets and Liabilities, Net	(6.4)	(11,241,650)

Net Assets	100.0	176,100,795

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/1/2010	700,000	USD	700,000	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	490,000	USD	495,963	306
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	322,107	EUR	92,199	258
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	1,009,426	USD	905,407	666,922
					2,193,569	667,486

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

†
The cost for federal income tax purposes was $189,358,834.  At March 31, 2012, net unrealized depreciation for all securities based on tax cost was $2,016,389.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,000,047 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,016,436.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $15,110,596, which is 8.6% of net assets.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REIT: Real Estate Investment Trust

At March 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2011 3/20/2017	370,0001	5.0%	CIT Group, Inc., 5.25%, 2/15/2019, B-	16,230	15,502	728
6/21/2010 9/20/2013	385,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	72,441	(37,768)	110,209
6/21/2010 9/20/2013	380,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	22,380	4,658	17,722
6/21/2010 9/20/2015	175,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	16,995	(16,625)	33,620
6/21/2010 9/20/2015	215,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	31,076	(27,750)	58,826
6/21/2010 9/20/2015	100,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	9,712	(6,895)	16,607
6/21/2010 9/20/2015	560,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	54,382	(9,984)	64,366
6/20/2011 9/20/2016	575,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	59,323	47,545	11,778
3/21/2011 6/20/2016	1,085,0006	5.0%	Ford Motor Credit Co., LLC, 7.25%, 10/25/2011, NR	131,934	109,794	22,140
6/20/2011 9/20/2016	440,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(6,395)	14,666	(21,061)
9/20/2011 12/20/2016	250,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(5,490)	(4,610)	(880)
9/20/2011 12/20/2016	165,0002	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(3,623)	(3,042)	(581)
6/20/2011 9/20/2015	1,145,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	36,894	50,623	(13,729)
3/21/2011 6/20/2016	610,0004	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	11,430	19,273	(7,843)
Total net unrealized appreciation					291,902

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	Credit Suisse
2	The Goldman Sachs & Co.
3	Citigroup, Inc.
4	JPMorgan Chase Securities, Inc.
5	Bank of America
6	Barclays Bank PLC
As of March 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	3,083,400	USD	4,068,355	4/25/2012	(44,411)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$164,616,834	$2,812,075	$167,428,909
Government & Agency Obligation	—	1,001,211	—	1,001,211
Loan Participations and Assignments	—	931,588	0	931,588
Convertible Bonds	—	842,631	—	842,631
Preferred Security	—	902,325	—	902,325
Other Investments	—	—	28,594	28,594
Common Stocks(h)	51,793	9,128	346,530	407,451
Warrants(h)	—	—	10,750	10,750
Short-Term Investments	15,788,986	—	—	15,788,986
Derivatives (i)	—	335,996	—	335,996
Total	$15,840,779	$168,639,713	$3,197,949	$187,678,441

Liabilities
Derivatives (i)	$—	$(88,505)	$—	$(88,505)
Total	$—	$(88,505)	$—	$(88,505)

During the period ended March 31, 2012, the amount of transfers between Level 1 and Level 2 fair value measurements was $45,640.  An investment was transferred from Level 1 to Level 2 because of a lack of quoted prices due to a decrease in market activity.  The investment is currently fair valued using observable market inputs.

Transfers between price levels are recognized at the beginning of the reporting period.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of December 31, 2011	$2,733,713	$0	$31,000	$177,317	$9,254	$2,951,284
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	48,284	0	(2,406)	169,213	1,496	216,587
Amortization premium/discount	7,101	—	—	—	—	7,101
Purchases	22,977	—	—	—	—	22,977
(Sales)	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of March 31, 2012	$2,812,075	$0	$28,594	$346,530	$10,750	$3,197,949
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2012	$48,284	$0	$(2,406)	$169,213	$1,496	$216,587

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure about significant unobservable inputs

Asset Class	Fair Value at 3/31/12	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Other Investments: Consumer Discretionary	$28,594	Cost Approach	Book Value of Equity Discount for lack of marketability	$922.40 per unit 10%
Common Stock: Consumer Discretionary	$372	Market Approach	EV/EBITDA Multiple, Discount for lack of marketability	5.0-5.5 (5.0) 10%-20%
Common Stock: Industrials	$0	Cost Approach	Book Value of Equity	0
Common Stock: Materials	$176,125	Market Approach	EV/EBITDA Multiple, Discount for lack of marketability	6.5 25%
	$0	Cost Approach	Book Value of Equity	0
Common Stock: Financials	$170,033	Valuation based on recent private market transaction	Recent Transaction Price Discount for lack of marketability	$825,000 per unit 10%
Warrants: Consumer Discretionary	$190	Broker Quote	Discount for lack of marketability	20%
Warrants: Materials	$10,560	Black Scholes Option Pricing Model	Implied Volatility, Discount for lack of marketability	44-57% (51%) 20%
Loan Participations & Assignments: Senior Loans	$0	Pricing Vendor Quote	Bid/ask spread	0
Corporate Bonds: Industrials	$198,341	Broker Quote	Bid/ask spread	45-50
Corporate Bond: Materials	$143,460	Discounted Cash Flow Methodology	Discount Rate, Discount for lack of marketability	15% 10%
	$2,470,274	Discounted Cash Flow Methodology	Discount Rate, Discount for lack of marketability	9.305% 10%

Qualitative disclosure about unobservable inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include book value of equity with a discount for lack of marketability and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the discounted cash flow methodology.  A significant change in the discount rate could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the discount rate and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$291,902	$—
Foreign Exchange Contracts	$—	$(44,411)

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Large Cap Value VIP
	Shares	Value ($)
Common Stocks 96.7%
Consumer Discretionary 4.9%
Auto Components 0.8%
TRW Automotive Holdings Corp.*	70,722	3,285,037
Distributors 1.3%
Genuine Parts Co.	84,513	5,303,191
Diversified Consumer Services 1.4%
H&R Block, Inc.	371,667	6,121,355
Multiline Retail 1.4%
Family Dollar Stores, Inc.	90,783	5,744,748
Consumer Staples 11.5%
Beverages 1.2%
PepsiCo, Inc.	76,849	5,098,931
Food & Staples Retailing 2.7%
CVS Caremark Corp.	164,723	7,379,591
Walgreen Co.	112,188	3,757,176

		11,136,767
Food Products 4.7%
General Mills, Inc.	107,502	4,240,954
Kellogg Co.	92,883	4,981,315
Mead Johnson Nutrition Co.	66,489	5,484,013
Sara Lee Corp.	227,016	4,887,654

		19,593,936
Tobacco 2.9%
Altria Group, Inc.	208,765	6,444,576
Philip Morris International, Inc.	65,097	5,768,245

		12,212,821
Energy 14.9%
Energy Equipment & Services 3.4%
Cameron International Corp.* (a)	77,332	4,085,450
Noble Corp.*	164,765	6,173,744
Transocean Ltd.	72,106	3,944,198

		14,203,392
Oil, Gas & Consumable Fuels 11.5%
Canadian Natural Resources Ltd.	142,849	4,739,730
Chevron Corp.	70,297	7,538,650
ConocoPhillips	80,656	6,130,663
Marathon Oil Corp.	206,806	6,555,750
Marathon Petroleum Corp.	144,189	6,252,035
Nexen, Inc.	216,436	3,971,601
Occidental Petroleum Corp.	64,163	6,110,242
Suncor Energy, Inc.	207,902	6,798,395

		48,097,066
Financials 17.4%
Capital Markets 1.0%
The Goldman Sachs Group, Inc.	32,384	4,027,598
Commercial Banks 0.9%
U.S. Bancorp.	121,816	3,859,131
Consumer Finance 1.1%
Capital One Financial Corp.	81,747	4,556,578
Diversified Financial Services 3.7%
JPMorgan Chase & Co.	244,306	11,233,190
The NASDAQ OMX Group, Inc.*	164,031	4,248,403

		15,481,593
Insurance 10.7%
Alleghany Corp.*	16,400	5,397,240
Assurant, Inc. (a)	99,225	4,018,613
Fidelity National Financial, Inc. "A"	227,040	4,093,531
HCC Insurance Holdings, Inc. (a)	157,773	4,917,784
Lincoln National Corp.	232,640	6,132,390
MetLife, Inc. (a)	154,230	5,760,491
PartnerRe Ltd.	109,014	7,400,960
Prudential Financial, Inc.	107,803	6,833,632

		44,554,641
Health Care 10.8%
Health Care Equipment & Supplies 3.4%
Baxter International, Inc.	141,030	8,430,773
Becton, Dickinson & Co.	70,180	5,449,477

		13,880,250
Health Care Providers & Services 5.7%
Aetna, Inc.	104,678	5,250,648
Humana, Inc.	65,891	6,093,600
McKesson Corp.	87,014	7,637,219
WellPoint, Inc. (a)	66,167	4,883,124

		23,864,591
Pharmaceuticals 1.7%
Merck & Co., Inc.	187,254	7,190,554
Industrials 5.5%
Aerospace & Defense 3.9%
Northrop Grumman Corp. (a)	74,308	4,538,733
Raytheon Co.	134,374	7,092,260
United Technologies Corp. (a)	53,910	4,471,295

		16,102,288
Machinery 1.6%
Dover Corp.	106,300	6,690,522
Information Technology 9.0%
Communications Equipment 1.9%
Cisco Systems, Inc.	370,460	7,835,229
Computers & Peripherals 0.9%
Hewlett-Packard Co.	159,037	3,789,852
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	290,546	8,167,248
Software 4.2%
BMC Software, Inc.*	109,424	4,394,468
Microsoft Corp.	273,985	8,836,016
Oracle Corp.	151,921	4,430,016

		17,660,500
Materials 8.0%
Chemicals 4.4%
Air Products & Chemicals, Inc.	76,227	6,997,639
Potash Corp. of Saskatchewan, Inc. (a)	90,120	4,117,583
Praxair, Inc.	61,315	7,029,151

		18,144,373
Containers & Packaging 1.5%
Sonoco Products Co.	193,526	6,425,063
Metals & Mining 2.1%
Goldcorp, Inc. (a)	103,171	4,648,885
Newmont Mining Corp.	77,979	3,997,984

		8,646,869
Telecommunication Services 4.9%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	199,554	6,232,072
CenturyLink, Inc.	207,388	8,015,546

		14,247,618
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (ADR)	215,839	5,972,265
Utilities 9.8%
Electric Utilities 8.7%
American Electric Power Co., Inc.	159,821	6,165,894
Duke Energy Corp. (a)	197,792	4,155,610
Entergy Corp.	93,780	6,302,016
Exelon Corp.	184,951	7,251,928
FirstEnergy Corp.	187,120	8,530,801
Southern Co.	90,832	4,081,082

		36,487,331
Multi-Utilities 1.1%
PG&E Corp. (a)	101,723	4,415,796

Total Common Stocks (Cost $335,631,407)		402,797,134
Exchange-Traded Fund 1.4%
SPDR Gold Trust* (Cost $6,093,507)	35,798	5,804,288
Securities Lending Collateral 8.9%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $37,080,100)	37,080,100	37,080,100
Cash Equivalents 1.9%
Central Cash Management Fund, 0.11% (b) (Cost $7,935,580)	7,935,580	7,935,580

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $386,740,594) †	108.9	453,617,102
Other Assets and Liabilities, Net	(8.9)	(36,958,841)

Net Assets	100.0	416,658,261

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $389,313,008.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $64,304,094.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $78,026,965 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,722,871.

(a)	All or a portion of these securities were on loan . The value of all securities loaned at March 31, 2012 amounted to $36,622,346, which is 8.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$402,797,134	$—	$—	$402,797,134
Exchange- Traded Funds	5,804,288	—	—	5,804,288
Short-Term Investments(d)	45,015,680	—	—	45,015,680
Total	$453,617,102	$—	$—	$453,617,102

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Money Market VIP
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 5.2%
Banco del Estado de Chile, 0.4%, 5/18/2012	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.44%, 4/23/2012	2,000,000	2,000,000
Mizuho Corporate Bank Ltd., 0.23%, 5/18/2012	1,800,000	1,800,000
Rabobank Nederland NV, 0.37%, 6/11/2012	877,000	877,000
Skandinaviska Enskilda Banken AB:
0.4%, 5/16/2012	1,000,000	1,000,000
0.5%, 6/6/2012	2,500,000	2,500,000
0.54%, 5/11/2012	1,500,000	1,500,000

Total Certificates of Deposit and Bank Notes (Cost $10,677,000)		10,677,000
Commercial Paper 41.2%
Issued at Discount ** 38.9%
Antalis U.S. Funding Corp., 144A, 0.309%, 4/5/2012	2,000,000	1,999,931
ASB Finance Ltd., 0.58%, 7/12/2012	2,000,000	1,996,713
Barclays Bank PLC:
0.22%, 4/27/2012	2,000,000	1,999,682
0.23%, 4/5/2012	1,500,000	1,499,962
0.36%, 4/3/2012	1,000,000	999,980
BNZ International Funding Ltd.:
144A, 0.57%, 4/10/2012	1,000,000	999,858
144A, 0.58%, 7/12/2012	1,500,000	1,497,535
Collateralized Commercial Paper Co., LLC:
144A, 0.3%, 4/17/2012	2,000,000	1,999,733
144A, 0.3%, 6/6/2012	1,000,000	999,450
144A, 0.3%, 6/26/2012	5,500,000	5,496,058
Erste Abwicklungsanstalt:
0.57%, 8/31/2012	500,000	498,813
0.68%, 6/5/2012	1,000,000	998,772
0.72%, 9/4/2012	500,000	498,440
0.75%, 4/16/2012	4,000,000	3,998,750
0.77%, 5/18/2012	800,000	799,196
0.68%, 8/13/2012	800,000	797,975
0.8%, 8/13/2012	600,000	598,213
0.83%, 8/2/2012	1,000,000	997,164
Erste Finance Delaware LLC, 0.18%, 4/2/2012	8,000,000	7,999,960
Google, Inc., 0.08%, 4/5/2012	7,500,000	7,499,933
Hannover Funding Co., LLC, 0.55%, 4/9/2012	1,000,000	999,878
HSBC Bank U.S.A., NA, 0.26%, 5/4/2012	3,450,000	3,449,178
ING U.S. Funding LLC, 0.42%, 6/13/2012	4,000,000	3,996,593
Kells Funding LLC:
144A, 0.38%, 4/17/2012	700,000	699,882
144A, 0.59%, 8/23/2012	1,000,000	997,640
144A, 0.6%, 5/10/2012	1,000,000	999,350
144A, 0.65%, 8/3/2012	1,000,000	997,761
144A, 0.68%, 8/21/2012	1,000,000	997,318
New York Life Capital Corp., 144A, 0.12%, 5/15/2012	2,000,000	1,999,707
Nordea North America, Inc., 0.59%, 8/15/2012	400,000	399,108
NRW.Bank:
0.25%, 4/9/2012	1,000,000	999,945
0.29%, 6/5/2012	1,000,000	999,476
Salisbury Receivables Co., LLC, 144A, 0.19%, 4/3/2012	2,000,000	1,999,979
SBAB Bank AB:
144A, 0.7%, 5/16/2012	1,500,000	1,498,688
144A, 0.9%, 4/30/2012	1,000,000	999,275
Standard Chartered Bank:
0.54%, 4/26/2012	1,000,000	999,625
0.6%, 6/6/2012	1,250,000	1,248,625
Svenska Handelsbanken AB, 0.33%, 6/15/2012	1,000,000	999,313
Swedbank AB, 0.525%, 5/14/2012	1,700,000	1,698,934
UOB Funding LLC, 0.32%, 5/10/2012	1,000,000	999,653
Versailles Commercial Paper LLC, 144A, 0.42%, 4/10/2012	800,000	799,916
Victory Receivables Corp.:
144A, 0.18%, 4/18/2012	4,000,000	3,999,660
144A, 0.23%, 4/9/2012	2,500,000	2,499,872
Westpac Banking Corp., 0.56%, 8/14/2012	1,000,000	997,900

		80,453,394
Issued at Par 2.3%
Atlantic Asset Securitization LLC, 144A, 0.35%, 4/27/2012	2,000,000	2,000,000
DnB NOR Bank ASA, 144A, 0.402%, 4/2/2012	1,300,000	1,300,000
Westpac Banking Corp., 144A, 0.521%, 10/26/2012	1,500,000	1,500,000

		4,800,000

Total Commercial Paper (Cost $85,253,394)		85,253,394
Short-Term Notes * 18.1%
Bank of Nova Scotia:
0.36%, 12/14/2012	2,500,000	2,500,000
0.45%, 6/11/2012	1,000,000	1,000,000
0.55%, 12/11/2012	1,000,000	1,000,000
0.781%, 10/1/2012	1,000,000	1,000,867
Caisse d'Amortissement de la Dette Sociale, 144A, 0.537%, 5/25/2012	2,000,000	1,999,967
Canadian Imperial Bank of Commerce:
0.321%, 4/26/2012	1,200,000	1,200,000
0.495%, 2/7/2013	1,000,000	1,000,000
Commonwealth Bank of Australia:
144A, 0.502%, 3/1/2013	3,000,000	3,000,000
144A, 0.513%, 5/11/2012	2,000,000	2,000,000
JPMorgan Chase Bank NA, 0.504%, 12/7/2012	2,000,000	2,000,000
Landesbank Baden-Wurttemberg, 144A, 0.694%, 6/22/2012	7,250,000	7,250,000
National Australia Bank Ltd., 0.501%, 3/8/2013	1,500,000	1,500,000
Nordea Bank Finland PLC, 0.873%, 9/13/2012	1,500,000	1,501,648
Queensland Treasury Corp., 0.48%, 11/19/2012	2,000,000	2,000,000
Rabobank Nederland NV:
0.391%, 8/16/2012	1,000,000	1,000,000
0.574%, 12/21/2012	1,000,000	1,000,000
0.776%, 10/12/2012	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp., 0.28%, 3/15/2013	1,000,000	1,000,000
Svenska Handelsbanken AB, 144A, 0.514%, 8/7/2012	750,000	750,000
Toronto-Dominion Bank, 0.261%, 5/11/2012	1,000,000	1,000,000
Westpac Banking Corp.:
0.331%, 7/11/2012	750,000	750,000
0.332%, 5/9/2012	1,500,000	1,500,000

Total Short-Term Notes (Cost $37,452,482)		37,452,482
Government & Agency Obligations 10.4%
U.S. Government Sponsored Agencies 3.6%
Federal Home Loan Bank:
0.159% **, 11/13/2012	1,000,000	998,996
0.23%, 8/24/2012	1,200,000	1,200,197
Federal Home Loan Mortgage Corp.:
0.1% **, 10/2/2012	1,250,000	1,249,361
0.119% **, 8/28/2012	1,000,000	999,503
0.129% **, 8/14/2012	2,000,000	1,999,025
0.179% **, 1/9/2013	1,000,000	998,585

		7,445,667
U.S. Treasury Obligations 6.8%
U.S. Treasury Notes:
0.375%, 8/31/2012	2,130,000	2,131,985
0.625%, 6/30/2012	853,000	854,056
0.625%, 7/31/2012	4,000,000	4,006,662
0.75%, 5/31/2012	2,130,000	2,132,292
1.375%, 10/15/2012	3,500,000	3,522,945
3.375%, 11/30/2012	1,000,000	1,021,236
4.875%, 6/30/2012	426,000	430,981

		14,100,157

Total Government & Agency Obligations (Cost $21,545,824)		21,545,824
Repurchase Agreements 25.5%
JPMorgan Securities, Inc., 0.05%, dated 3/30/2012, to be repurchased at $22,000,092 on 4/2/2012 (a)	22,000,000	22,000,000
Merrill Lynch & Co., Inc., 0.04%, dated 3/30/2012, to be repurchased at $20,000,067 on 4/2/2012 (b)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 0.05%, dated 3/30/2012, to be repurchased at $10,683,066 on 4/2/2012 (c)	10,683,021	10,683,021

Total Repurchase Agreements (Cost $52,683,021)		52,683,021

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $207,611,721) †	100.4	207,611,721
Other Assets and Liabilities, Net	(0.4)	(782,619)

Net Assets	100.0	206,829,102

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $207,611,721
(a)	Collateralized by $22,590,000 U.S. Treasury STRIPS, maturing on 2/15/2014 with a value of $22,442,261.
(b)	Collateralized by $20,414,500 U.S. Treasury Bill, maturing on 9/27/2012 with a value of $20,400,047.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,291,200	U.S. Treasury Bill	Zero Coupon	9/27/2012	7,286,038
3,421,200	U.S. Treasury Note	2.375	2/28/2015	3,610,653
Total Collateral Value				10,896,691

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(d)	$—	$154,928,700	$—	$154,928,700
Repurchase Agreements	—	52,683,021	—	52,683,021
Total	$—	$207,611,721	$—	$207,611,721

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Small Mid Cap Growth VIP
	Shares	Value ($)
Common Stocks 96.6%
Consumer Discretionary 16.0%
Auto Components 1.8%
BorgWarner, Inc.*	18,970	1,599,930
TRW Automotive Holdings Corp.*	27,381	1,271,847

		2,871,777
Hotels, Restaurants & Leisure 1.5%
Panera Bread Co. "A"*	15,521	2,497,639
Household Durables 1.1%
Jarden Corp.	46,664	1,877,293
Media 2.1%
Cinemark Holdings, Inc.	94,221	2,068,151
Interpublic Group of Companies, Inc.	117,895	1,345,182

		3,413,333
Specialty Retail 7.2%
Advance Auto Parts, Inc.	21,496	1,903,901
Children's Place Retail Stores, Inc.* (a)	31,673	1,636,544
DSW, Inc. "A"	35,893	1,965,860
Guess?, Inc.	47,672	1,489,750
PetSmart, Inc.	44,139	2,525,633
Ulta Salon, Cosmetics & Fragrance, Inc.	25,034	2,325,408

		11,847,096
Textiles, Apparel & Luxury Goods 2.3%
Deckers Outdoor Corp.* (a)	25,982	1,638,165
Hanesbrands, Inc.*	74,985	2,215,057

		3,853,222
Consumer Staples 4.8%
Food Products 1.4%
Green Mountain Coffee Roasters, Inc.* (a)	15,542	727,987
TreeHouse Foods, Inc.*	27,348	1,627,206

		2,355,193
Household Products 1.4%
Church & Dwight Co., Inc.	47,577	2,340,313
Personal Products 2.0%
Herbalife Ltd.	46,515	3,201,162
Energy 8.0%
Energy Equipment & Services 4.4%
Basic Energy Services, Inc.*	61,646	1,069,558
Core Laboratories NV (a)	18,218	2,396,942
Dresser-Rand Group, Inc.*	38,749	1,797,566
Dril-Quip, Inc.*	30,365	1,974,333

		7,238,399
Oil, Gas & Consumable Fuels 3.6%
Alpha Natural Resources, Inc.* (a)	33,081	503,162
Approach Resources, Inc.* (a)	58,754	2,170,960
Energy XXI (Bermuda) Ltd.*	43,308	1,563,852
Rosetta Resources, Inc.* (a)	33,719	1,644,139

		5,882,113
Financials 5.4%
Capital Markets 2.0%
Affiliated Managers Group, Inc.*	18,080	2,021,525
Lazard Ltd. "A"	41,887	1,196,292

		3,217,817
Consumer Finance 0.8%
DFC Global Corp.*	66,316	1,251,383
Insurance 1.4%
W.R. Berkley Corp.	65,258	2,357,119
Real Estate Management & Development 1.2%
CBRE Group, Inc.*	100,526	2,006,499
Health Care 17.2%
Biotechnology 1.5%
Incyte Corp., Ltd.* (a)	61,974	1,196,098
Regeneron Pharmaceuticals, Inc.*	10,842	1,264,394

		2,460,492
Health Care Equipment & Supplies 3.5%
ABIOMED, Inc.* (a)	59,834	1,327,716
Accuray, Inc.* (a)	230,587	1,627,944
Thoratec Corp.*	49,752	1,677,140
Volcano Corp.*	41,699	1,182,167

		5,814,967
Health Care Providers & Services 8.2%
Centene Corp.* (a)	58,367	2,858,232
DaVita, Inc.*	21,325	1,922,875
ExamWorks Group, Inc.* (a)	132,933	1,651,028
Humana, Inc.	20,206	1,868,651
Metropolitan Health Networks, Inc.*	182,541	1,710,409
Molina Healthcare, Inc.*	54,501	1,832,869
WellCare Health Plans, Inc.*	22,995	1,652,881

		13,496,945
Health Care Technology 0.9%
SXC Health Solutions Corp.*	19,055	1,428,363
Pharmaceuticals 3.1%
Pacira Pharmaceuticals, Inc.* (a)	180,297	2,080,627
Par Pharmaceutical Companies, Inc.*	55,980	2,168,106
VIVUS, Inc.* (a)	38,898	869,759

		5,118,492
Industrials 17.0%
Aerospace & Defense 1.5%
BE Aerospace, Inc.*	53,927	2,505,988
Commercial Services & Supplies 1.3%
Portfolio Recovery Associates, Inc.*	30,187	2,165,012
Construction & Engineering 1.8%
Chicago Bridge & Iron Co. NV	36,640	1,582,481
MYR Group, Inc.*	78,695	1,405,493

		2,987,974
Electrical Equipment 1.1%
General Cable Corp.*	31,033	902,440
The Babcock & Wilcox Co.*	34,191	880,418

		1,782,858
Machinery 6.9%
Altra Holdings, Inc.* (a)	78,833	1,513,594
Chart Industries, Inc.* (a)	30,625	2,245,731
Joy Global, Inc.	23,292	1,711,962
Manitowoc Co., Inc.	87,369	1,210,934
Sauer-Danfoss, Inc.	43,799	2,058,553
Timken Co.	15,284	775,510
WABCO Holdings, Inc.*	30,374	1,837,020

		11,353,304
Professional Services 1.2%
Robert Half International, Inc. (a)	62,533	1,894,750
Road & Rail 0.9%
Kansas City Southern*	20,958	1,502,479
Trading Companies & Distributors 2.3%
Applied Industrial Technologies, Inc.	23,851	980,991
United Rentals, Inc.* (a)	63,984	2,744,274

		3,725,265
Information Technology 21.8%
Communications Equipment 2.8%
Comverse Technology, Inc.*	1,205	8,278
Finisar Corp.* (a)	41,805	842,371
Harris Corp.	31,404	1,415,692
Polycom, Inc.*	66,027	1,259,135
Sycamore Networks, Inc.*	58,522	1,038,180

		4,563,656
Electronic Equipment, Instruments & Components 2.1%
Cognex Corp.	44,594	1,889,002
Coherent, Inc.*	25,871	1,509,055

		3,398,057
Internet Software & Services 1.6%
Equinix, Inc.*	16,709	2,630,832
IT Services 5.4%
Cardtronics, Inc.* (a)	91,952	2,413,740
MAXIMUS, Inc.	37,680	1,532,446
Syntel, Inc.	39,771	2,227,176
VeriFone Systems, Inc.* (a)	51,075	2,649,260

		8,822,622
Semiconductors & Semiconductor Equipment 1.8%
Cavium, Inc.* (a)	31,861	985,779
Cypress Semiconductor Corp.*	53,862	841,863
ON Semiconductor Corp.*	136,339	1,228,415

		3,056,057
Software 8.1%
Ariba, Inc.*	44,016	1,439,763
Concur Technologies, Inc.* (a)	22,333	1,281,467
Informatica Corp.*	37,106	1,962,907
Kenexa Corp.*	18,103	565,538
MICROS Systems, Inc.*	33,130	1,831,758
NetQin Mobile, Inc. "A" (ADR)* (a)	83,404	887,419
Red Hat, Inc.*	37,495	2,245,576
Rovi Corp.*	45,828	1,491,701
Ultimate Software Group, Inc.*	21,052	1,542,691

		13,248,820
Materials 6.4%
Chemicals 2.7%
CF Industries Holdings, Inc.	10,420	1,903,213
Rockwood Holdings, Inc.*	27,347	1,426,146
Westlake Chemical Corp.	17,864	1,157,409

		4,486,768
Containers & Packaging 1.1%
Crown Holdings, Inc.*	48,858	1,799,440
Metals & Mining 2.6%
Allegheny Technologies, Inc.	20,715	852,837
Cliffs Natural Resources, Inc. (a)	11,236	778,205
Detour Gold Corp.*	24,985	622,965
Haynes International, Inc.	14,496	918,322
Thompson Creek Metals Co., Inc.* (a)	147,580	997,641

		4,169,970

Total Common Stocks (Cost $130,095,803)		158,623,469
Securities Lending Collateral 20.2%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $33,200,394)	33,200,394	33,200,394
Cash Equivalents 1.2%
Central Cash Management Fund, 0.11% (b) (Cost $1,853,978)	1,853,978	1,853,978

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $165,150,175) †	118.0	193,677,841
Other Assets and Liabilities, Net	(18.0)	(29,502,723)

Net Assets	100.0	164,175,118

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $165,714,051.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $27,963,790.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,907,129 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,943,339.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $32,400,357, which is 19.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$158,623,469	$—	$—	$158,623,469
Short-Term Investments(d)	35,054,372	—	—	35,054,372
Total	$193,677,841	$—	$—	$193,677,841

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Unconstrained Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 65.6%
Consumer Discretionary 8.5%
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		15,000	16,725
American Achievement Corp., 144A, 10.875%, 4/15/2016		45,000	32,625
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		80,000	86,200
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	99,037
9.625%, 3/15/2018		45,000	48,825
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	66,219
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		95,000	97,850
Cablevision Systems Corp.:
7.75%, 4/15/2018		10,000	10,450
8.0%, 4/15/2020		10,000	10,575
Caesar's Entertainment Operating Co., Inc., 11.25%, 6/1/2017		240,000	261,600
CCO Holdings LLC:
6.5%, 4/30/2021		215,000	222,525
6.625%, 1/31/2022		30,000	31,125
7.0%, 1/15/2019		20,000	21,200
7.25%, 10/30/2017		90,000	96,525
7.375%, 6/1/2020		10,000	10,850
7.875%, 4/30/2018		40,000	43,200
8.125%, 4/30/2020		25,000	27,750
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		300,000	322,125
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	26,406
Clear Channel Communications, Inc., 9.0%, 3/1/2021		25,000	22,500
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		20,000	19,300
144A, 7.625%, 3/15/2020		125,000	122,500
Series A, 9.25%, 12/15/2017		15,000	16,369
Series B, 9.25%, 12/15/2017		25,000	27,406
Crown Media Holdings, Inc., 10.5%, 7/15/2019		55,000	60,087
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		25,000	23,625
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020 (b)		200,000	212,000
DIRECTV Holdings LLC, 144A, 3.8%, 3/15/2022		200,000	197,254
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	70,850
6.75%, 6/1/2021		10,000	10,775
7.125%, 2/1/2016		155,000	171,469
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		65,000	41
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		55,000	55,894
Harron Communications LP, 144A, 9.125%, 4/1/2020 (c)		45,000	46,462
Hertz Corp.:
6.75%, 4/15/2019		15,000	15,525
144A, 6.75%, 4/15/2019		35,000	36,225
7.5%, 10/15/2018		155,000	164,494
Lear Corp.:
7.875%, 3/15/2018		40,000	43,600
8.125%, 3/15/2020		40,000	44,600
Limited Brands, Inc., 7.0%, 5/1/2020		20,000	22,300
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		95,000	104,619
Macy's Retail Holdings, Inc.:
5.125%, 1/15/2042		80,000	78,578
7.875%, 7/15/2015		10,000	11,767
Marriott International, Inc., 3.0%, 3/1/2019		60,000	59,011
Mattel, Inc., 5.45%, 11/1/2041		141,400	147,251
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		110,000	113,300
Mediacom LLC:
144A, 7.25%, 2/15/2022		20,000	20,200
9.125%, 8/15/2019		30,000	32,588
MGM Resorts International:
7.625%, 1/15/2017 (b)		100,000	103,250
144A, 8.625%, 2/1/2019 (b)		140,000	150,150
9.0%, 3/15/2020		65,000	72,312
10.375%, 5/15/2014		45,000	51,019
11.125%, 11/15/2017		50,000	56,562
Michaels Stores, Inc., 13.0%, 11/1/2016		25,000	26,375
National CineMedia LLC, 7.875%, 7/15/2021		45,000	47,925
Neiman Marcus Group, Inc., 10.375%, 10/15/2015 (b)		25,000	26,032
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	77,906
Penske Automotive Group, Inc., 7.75%, 12/15/2016		175,000	182,220
Pinnacle Entertainment, Inc., 7.75%, 4/1/2022		10,000	10,475
PVH Corp., 7.375%, 5/15/2020		25,000	27,563
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		35,000	38,325
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	49,912
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		40,000	43,350
144A, 7.804%, 10/1/2020		70,000	68,659
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	95,500
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		155,000	175,925
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	102,837
Standard Pacific Corp.:
8.375%, 5/15/2018		100,000	106,375
10.75%, 9/15/2016		80,000	92,000
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (b)		35,000	35,875
Travelport LLC, 9.0%, 3/1/2016 (b)		10,000	6,038
UCI International, Inc., 8.625%, 2/15/2019		20,000	20,550
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		200,000	216,000
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	10,138
144A, 7.875%, 11/1/2020		25,000	26,250
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	68,936
144A, 9.75%, 4/15/2018	EUR	100,000	141,372
Valassis Communications, Inc., 6.625%, 2/1/2021 (b)		30,000	30,750
Visteon Corp., 6.75%, 4/15/2019		75,000	76,125
Wyndham Worldwide Corp.:
2.95%, 3/1/2017		60,000	59,479
5.75%, 2/1/2018		135,000	150,332
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		60,000	64,350

			5,993,269
Consumer Staples 2.7%
Alliance One International, Inc., 10.0%, 7/15/2016		25,000	25,125
Altria Group, Inc., 9.95%, 11/10/2038		145,000	220,552
B&G Foods, Inc., 7.625%, 1/15/2018		35,000	37,581
Central Garden & Pet Co., 8.25%, 3/1/2018		35,000	36,094
Darling International, Inc., 8.5%, 12/15/2018		80,000	89,200
Del Monte Corp., 7.625%, 2/15/2019 (b)		80,000	79,600
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	36,750
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	83,300
Grupo Bimbo SAB de CV, 144A, 4.5%, 1/25/2022 (b)		200,000	203,676
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		25,000	25,688
NBTY, Inc., 9.0%, 10/1/2018		25,000	27,531
Pilgrim's Pride Corp., 7.875%, 12/15/2018		45,000	44,887
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		35,000	36,662
Reynolds American, Inc., 6.75%, 6/15/2017		200,000	238,252
Rite Aid Corp.:
7.5%, 3/1/2017		10,000	10,200
8.0%, 8/15/2020 (b)		75,000	86,344
144A, 9.25%, 3/15/2020		20,000	20,200
Safeway, Inc., 4.75%, 12/1/2021		135,000	139,559
Smithfield Foods, Inc.:
7.75%, 7/1/2017		220,000	248,600
10.0%, 7/15/2014		85,000	99,450
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018		30,000	32,513
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		35,000	36,662
TreeHouse Foods, Inc., 7.75%, 3/1/2018		45,000	48,769

			1,907,195
Energy 8.5%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		60,000	54,300
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019 (b)		20,000	18,450
7.25%, 10/1/2020 (b)		20,000	18,550
144A, 7.25%, 6/15/2021 (b)		35,000	32,288
8.75%, 8/1/2016 (b)		60,000	63,000
Atwood Oceanics, Inc., 6.5%, 2/1/2020		20,000	21,000
Berry Petroleum Co., 6.75%, 11/1/2020		90,000	95,175
Bill Barrett Corp.:
7.0%, 10/15/2022		15,000	14,475
7.625%, 10/1/2019		10,000	10,150
9.875%, 7/15/2016		40,000	44,000
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		20,000	20,400
8.625%, 10/15/2020		50,000	53,125
Bristow Group, Inc., 7.5%, 9/15/2017		70,000	73,150
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		40,000	39,600
6.875%, 11/15/2020		40,000	41,300
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		55,000	55,412
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		25,000	24,813
Cimarex Energy Co., 5.875%, 5/1/2022 (c)		35,000	35,700
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	117,600
CONSOL Energy, Inc.:
6.375%, 3/1/2021		15,000	14,325
8.0%, 4/1/2017		165,000	172,012
8.25%, 4/1/2020		60,000	62,700
Continental Resources, Inc.:
7.125%, 4/1/2021		30,000	33,300
7.375%, 10/1/2020		35,000	38,850
8.25%, 10/1/2019		20,000	22,350
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		160,000	163,800
Crosstex Energy LP, 8.875%, 2/15/2018		55,000	58,437
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		75,000	78,375
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		95,000	97,850
El Paso Corp., 7.25%, 6/1/2018		55,000	61,572
Energy Transfer Equity LP, 7.5%, 10/15/2020		35,000	38,850
Energy Transfer Partners LP, 5.2%, 2/1/2022		140,000	146,462
EV Energy Partners LP, 8.0%, 4/15/2019		140,000	143,500
Frontier Oil Corp., 6.875%, 11/15/2018		55,000	57,200
Genesis Energy LP, 7.875%, 12/15/2018		40,000	40,800
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	129,350
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		25,000	26,500
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		20,000	20,300
8.25%, 3/15/2018		55,000	58,300
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		250,000	257,187
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		194,000	219,666
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		25,000	26,438
Linn Energy LLC, 144A, 6.25%, 11/1/2019		110,000	106,700
MEG Energy Corp., 144A, 6.5%, 3/15/2021		40,000	41,900
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	94,725
Noble Holding International Ltd., 3.95%, 3/15/2022		50,000	49,963
Oasis Petroleum, Inc., 6.5%, 11/1/2021		25,000	25,125
Offshore Group Investments Ltd., 11.5%, 8/1/2015		10,000	11,000
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		20,000	19,600
144A, 6.25%, 11/15/2021		25,000	24,500
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		100,000	88,900
Petroleos Mexicanos, 6.5%, 6/2/2041		600,000	675,000
Phillips 66, 144A, 4.3%, 4/1/2022		210,000	213,612
Plains All American Pipeline LP, 3.65%, 6/1/2022		100,000	98,173
Plains Exploration & Production Co.:
6.75%, 2/1/2022		65,000	67,925
7.625%, 6/1/2018		60,000	63,750
Quicksilver Resources, Inc., 11.75%, 1/1/2016		15,000	15,863
Range Resources Corp., 6.75%, 8/1/2020		20,000	21,700
Regency Energy Partners LP:
6.875%, 12/1/2018		35,000	37,013
9.375%, 6/1/2016		115,000	126,356
Reliance Holdings U.S.A., Inc.:
144A, 5.4%, 2/14/2022 (b)		250,000	248,699
144A, 6.25%, 10/19/2040		250,000	228,019
SandRidge Energy, Inc.:
7.5%, 3/15/2021		50,000	49,250
144A, 8.0%, 6/1/2018		45,000	45,900
SESI LLC:
6.375%, 5/1/2019		40,000	42,400
144A, 7.125%, 12/15/2021		115,000	124,200
Stone Energy Corp.:
6.75%, 12/15/2014		95,000	95,712
8.625%, 2/1/2017		25,000	26,125
Swift Energy Co., 144A, 7.875%, 3/1/2022		70,000	72,100
Transocean, Inc., 6.5%, 11/15/2020		150,000	167,719
Venoco, Inc., 8.875%, 2/15/2019		105,000	96,075
Weatherford International Ltd., 4.5%, 4/15/2022		95,000	94,862
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		75,000	74,625
144A, 6.0%, 1/15/2022		55,000	55,000
Xinergy Corp., 144A, 9.25%, 5/15/2019		40,000	30,800

			6,033,903
Financials 17.7%
African Development Bank, 5.75%, 1/25/2016	AUD	500,000	538,447
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		85,000	77,350
Ally Financial, Inc.:
5.5%, 2/15/2017		60,000	60,071
6.25%, 12/1/2017		95,000	97,825
8.0%, 3/15/2020		115,000	127,937
8.3%, 2/12/2015		135,000	146,981
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		200,000	213,500
American International Group, Inc.:
3.8%, 3/22/2017		60,000	60,753
Series G, 5.6%, 10/18/2016		145,000	157,029
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	20,300
7.0%, 5/20/2022 (b)		20,000	20,400
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		50,000	51,500
9.375%, 12/1/2017		30,000	32,475
Aristotle Holding, Inc., 144A, 4.75%, 11/15/2021		145,000	155,182
Ashton Woods U.S.A. LLC, 144A, 11.0%, 6/30/2015		75,400	62,205
Banco Bradesco SA:
144A, 4.5%, 1/12/2017 (b)		200,000	210,400
144A, 5.75%, 3/1/2022 (b)		200,000	201,300
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		200,000	207,500
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		121,000	124,509
Bank of America Corp., 5.0%, 5/13/2021		150,000	150,231
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	750,000	967,688
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		200,000	200,700
Braskem Finance Ltd., 144A, 5.75%, 4/15/2021		200,000	209,360
Caesars Operating Escrow LLC, 144A, 8.5%, 2/15/2020		120,000	122,100
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		200,000	217,500
Case New Holland, Inc., 7.75%, 9/1/2013		45,000	47,925
CCL Finance Ltd., 144A, 9.5%, 8/15/2014		100,000	112,450
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		275,000	280,844
5.25%, 3/15/2018		90,000	91,800
144A, 7.0%, 5/4/2015		105,000	105,126
144A, 7.0%, 5/2/2017		355,000	355,887
Citigroup, Inc., 5.875%, 1/30/2042		60,000	62,168
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		50,000	49,625
Deutsche Telekom International Finance BV, 144A, 4.875%, 3/6/2042		200,000	188,938
E*TRADE Financial Corp.:
6.75%, 6/1/2016		130,000	132,925
12.5%, 11/30/2017		50,000	58,188
Export Credit Bank of Turkey, 144A, 5.375%, 11/4/2016		250,000	252,500
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		70,000	70,700
Ford Motor Credit Co., LLC, 7.5%, 8/1/2012		500,000	507,459
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	36,050
144A, 5.875%, 1/31/2022		30,000	30,825
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	21,800
FUEL Trust, 144A, 3.984%, 6/15/2016		145,000	147,114
General Electric Capital Corp., 5.3%, 2/11/2021		75,000	81,227
HCP, Inc., (REIT), 5.375%, 2/1/2021		143,000	154,094
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	109,187	87
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		15,000	15,338
8.875%, 2/1/2018		340,000	351,900
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		83,000	84,660
International Lease Finance Corp.:
5.75%, 5/15/2016		20,000	19,978
6.25%, 5/15/2019		50,000	49,354
8.625%, 9/15/2015		40,000	44,000
8.625%, 1/15/2022 (b)		45,000	50,025
8.75%, 3/15/2017		180,000	200,250
Intesa Sanpaolo SpA, 144A, 2.892% **, 2/24/2014		100,000	97,539
JPMorgan Chase & Co., 4.35%, 8/15/2021		200,000	204,347
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		75,000	77,438
144A, 8.625%, 7/15/2020		50,000	52,500
Lincoln National Corp., 4.2%, 3/15/2022		60,000	60,156
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		100,000	110,500
MPT Operating Partnership LP (REIT):
6.375%, 2/15/2022		30,000	30,450
6.875%, 5/1/2021		50,000	52,250
Murray Street Investment Trust I, 4.647%, 3/9/2017		200,000	200,148
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		25,000	25,188
144A, 5.875%, 3/15/2022		45,000	45,450
Newcrest Finance Pty Ltd., 144A, 4.45%, 11/15/2021		240,000	242,461
Nielsen Finance LLC, 11.5%, 5/1/2016		13,000	14,983
NII Capital Corp., 7.625%, 4/1/2021		70,000	68,425
Nuveen Investments, Inc.:
10.5%, 11/15/2015		115,000	119,169
144A, 10.5%, 11/15/2015		95,000	97,969
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		200,000	207,860
Petrobras International Finance Co., 6.75%, 1/27/2041		200,000	231,953
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		100,000	103,500
144A, 7.125%, 4/15/2019		100,000	104,250
SABMiller Holdings, Inc., 144A, 3.75%, 1/15/2022		200,000	203,472
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015		45,000	43,933
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017	EUR	100,000	137,374
Simon Property Group LP, 4.75%, 3/15/2042		100,000	95,346
Susser Holdings LLC, 8.5%, 5/15/2016		30,000	32,925
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		100,000	103,500
The Goldman Sachs Group, Inc., 5.75%, 1/24/2022		160,000	164,598
Tomkins LLC, 9.0%, 10/1/2018		36,000	39,870
Total Capital SA, 3.0%, 6/24/2015		100,000	103,815
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		50,000	54,750
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		60,000	61,425
144A, 7.375%, 5/15/2020		95,000	97,137
144A, 7.625%, 4/15/2022		95,000	97,612
Vale Overseas Ltd., 8.25%, 1/17/2034		250,000	326,936
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		125,000	140,937
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		375,000	407,344
Wells Fargo & Co., 3.5%, 3/8/2022		135,000	132,903
Xstrata Finance Canada Ltd., 144A, 4.95%, 11/15/2021		115,000	120,479

			12,547,372
Health Care 2.4%
Amgen, Inc., 3.875%, 11/15/2021		100,000	102,395
Aviv Healthcare Properties LP:
7.75%, 2/15/2019		40,000	41,100
144A, 7.75%, 2/15/2019		45,000	45,788
Community Health Systems, Inc., 8.875%, 7/15/2015		24,000	24,870
Gilead Sciences, Inc., 5.65%, 12/1/2041		145,000	154,889
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		105,000	108,544
HCA, Inc.:
5.875%, 3/15/2022		40,000	40,050
6.5%, 2/15/2020		210,000	220,500
7.5%, 2/15/2022		155,000	165,075
7.875%, 2/15/2020		365,000	401,044
8.5%, 4/15/2019		45,000	50,006
Mylan, Inc., 144A, 7.875%, 7/15/2020		15,000	16,725
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		50,000	52,500
STHI Holding Corp., 144A, 8.0%, 3/15/2018		60,000	63,600
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		100,000	103,250
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		75,000	78,187

			1,668,523
Industrials 5.5%
Accuride Corp., 9.5%, 8/1/2018		75,000	78,750
Actuant Corp., 6.875%, 6/15/2017		40,000	41,500
Air Lease Corp., 144A, 5.625%, 4/1/2017 (b)		75,000	74,719
ARAMARK Corp., 8.5%, 2/1/2015		20,000	20,500
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		20,000	20,500
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		105,000	87,675
BE Aerospace, Inc.:
6.875%, 10/1/2020		25,000	27,375
8.5%, 7/1/2018		85,000	93,925
Belden, Inc.:
7.0%, 3/15/2017		45,000	46,406
9.25%, 6/15/2019		40,000	44,000
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		35,000	36,575
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		55,000	53,488
144A, 7.75%, 3/15/2020		45,000	50,175
Briggs & Stratton Corp., 6.875%, 12/15/2020		35,000	36,050
Casella Waste Systems, Inc., 7.75%, 2/15/2019		110,000	108,900
Cenveo Corp., 8.875%, 2/1/2018		85,000	80,750
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		45,911	20,660
Deluxe Corp., 7.0%, 3/15/2019		30,000	31,050
Ducommun, Inc., 9.75%, 7/15/2018		65,000	68,900
DynCorp International, Inc., 10.375%, 7/1/2017		85,000	73,844
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	40,800
FTI Consulting, Inc., 6.75%, 10/1/2020		145,000	155,331
Garda World Security Corp., 144A, 9.75%, 3/15/2017		60,000	63,900
H&E Equipment Services, Inc., 8.375%, 7/15/2016		110,000	113,300
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		30,000	31,800
7.125%, 3/15/2021		10,000	10,713
Interline Brands, Inc., 7.0%, 11/15/2018		50,000	52,750
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		105,000	116,550
Masco Corp., 7.125%, 3/15/2020		145,000	155,015
Meritor, Inc.:
8.125%, 9/15/2015		55,000	58,025
10.625%, 3/15/2018		60,000	64,500
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		135,000	115,762
Nortek, Inc., 8.5%, 4/15/2021		125,000	123,750
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	10,850
8.5%, 3/1/2020		25,000	27,219
Owens Corning, Inc., 9.0%, 6/15/2019		167,000	206,168
Ply Gem Industries, Inc., 13.125%, 7/15/2014		30,000	30,300
RailAmerica, Inc., 9.25%, 7/1/2017		4,000	4,215
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		120,000	128,700
Sitel LLC, 11.5%, 4/1/2018		95,000	68,400
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		75,000	81,187
SPX Corp., 6.875%, 9/1/2017		20,000	21,900
Titan International, Inc., 7.875%, 10/1/2017		160,000	170,400
TransDigm, Inc., 7.75%, 12/15/2018		65,000	70,362
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		200,000	207,024
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022		200,000	212,000
Voto-Votorantim Ltd., 144A, 6.75%, 4/5/2021		400,000	447,920

			3,884,583
Information Technology 2.6%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		35,000	30,100
Alliance Data Systems Corp., 144A, 6.375%, 4/1/2020		25,000	25,313
Amkor Technology, Inc.:
6.625%, 6/1/2021		10,000	10,338
7.375%, 5/1/2018 (b)		45,000	48,206
Aspect Software, Inc., 10.625%, 5/15/2017		60,000	64,050
Avaya, Inc., 144A, 7.0%, 4/1/2019		145,000	145,362
CDW LLC, 144A, 8.5%, 4/1/2019		45,000	47,812
CommScope, Inc., 144A, 8.25%, 1/15/2019		85,000	90,525
Corning, Inc., 4.75%, 3/15/2042		130,000	125,890
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	57,450
Equinix, Inc.:
7.0%, 7/15/2021		40,000	43,900
8.125%, 3/1/2018		140,000	154,000
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		15,000	14,775
7.625%, 7/15/2017		20,000	21,900
144A, 7.625%, 7/15/2017		10,000	10,900
First Data Corp.:
144A, 7.375%, 6/15/2019		45,000	45,844
144A, 8.875%, 8/15/2020		85,000	92,119
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		190,000	208,050
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	41,800
7.625%, 6/15/2021		40,000	42,900
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	34,200
Lawson Software, Inc., 144A, 9.375%, 4/1/2019 (c)		15,000	15,488
MasTec, Inc., 7.625%, 2/1/2017		65,000	67,519
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		45,000	45,900
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		50,000	53,750
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		50,000	52,312
SunGard Data Systems, Inc., 10.25%, 8/15/2015		215,000	223,331
Unisys Corp., 144A, 12.75%, 10/15/2014		41,000	45,715
ViaSat, Inc., 144A, 6.875%, 6/15/2020		20,000	20,500

			1,879,949
Materials 8.0%
Aleris International, Inc., 7.625%, 2/15/2018		40,000	41,850
APERAM, 144A, 7.375%, 4/1/2016		150,000	146,625
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	23,188
ArcelorMittal:
4.5%, 2/25/2017		140,000	140,410
6.25%, 2/25/2022		200,000	202,220
Ball Corp.:
7.125%, 9/1/2016		30,000	32,700
7.375%, 9/1/2019		25,000	27,625
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	70,000	86,357
Boise Paper Holdings LLC, 8.0%, 4/1/2020		30,000	33,000
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		44,531	44,642
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		35,000	37,275
Celulosa Arauco y Constitucion SA, 144A, 4.75%, 1/11/2022		200,000	204,731
China Oriental Group Co., Ltd., 144A, 8.0%, 8/18/2015		100,000	91,750
Clearwater Paper Corp., 7.125%, 11/1/2018		65,000	68,900
Clondalkin Acquisition BV, 144A, 2.474% **, 12/15/2013		75,000	70,875
Corp Nacional del Cobre de Chile, 144A, 3.875%, 11/3/2021		200,000	204,256
Crown Americas LLC:
6.25%, 2/1/2021		10,000	10,750
7.625%, 5/15/2017		30,000	32,288
CSN Resources SA, 144A, 6.5%, 7/21/2020		100,000	112,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		240,000	247,800
Exopack Holding Corp., 10.0%, 6/1/2018		40,000	42,000
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		55,000	54,450
144A, 6.875%, 4/1/2022		40,000	39,000
144A, 7.0%, 11/1/2015		25,000	25,500
144A, 8.25%, 11/1/2019		90,000	94,500
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		200,000	192,084
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		120,175	111,402
10.0%, 3/31/2015		119,040	118,088
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		145,000	161,861
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		10,000	11,075
9.5%, 6/15/2017		130,000	144,300
Greif, Inc., 7.75%, 8/1/2019		195,000	220,350
Hexcel Corp., 6.75%, 2/1/2015		93,000	93,930
Huntsman International LLC:
8.625%, 3/15/2020 (b)		60,000	67,050
8.625%, 3/15/2021 (b)		25,000	28,063
International Paper Co., 7.95%, 6/15/2018		145,000	182,203
JMC Steel Group, 144A, 8.25%, 3/15/2018		60,000	62,400
Kraton Polymers LLC, 6.75%, 3/1/2019		35,000	36,137
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016 (b)		60,000	61,125
LyondellBasell Industries NV, 144A, 6.0%, 11/15/2021		15,000	15,750
NewMarket Corp., 7.125%, 12/15/2016		110,000	114,048
Novelis, Inc.:
8.375%, 12/15/2017		160,000	173,600
8.75%, 12/15/2020		110,000	120,450
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		110,000	123,750
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	94,500
Polymer Group, Inc., 7.75%, 2/1/2019		55,000	57,887
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		115,000	130,812
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	47,137
Rock-Tenn Co.:
144A, 4.45%, 3/1/2019		10,000	10,045
144A, 4.9%, 3/1/2022		25,000	24,963
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,113
144A, 8.375%, 9/15/2021		30,000	33,713
Silgan Holdings, Inc., 7.25%, 8/15/2016		50,000	56,187
Solo Cup Co., 10.5%, 11/1/2013		170,000	172,975
Southern Copper Corp., 6.75%, 4/16/2040		150,000	162,099
SunCoke Energy, Inc., 7.625%, 8/1/2019		30,000	30,825
United States Steel Corp., 7.375%, 4/1/2020 (b)		80,000	81,600
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	153,337
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		300,000	310,500
Vulcan Materials Co., 6.5%, 12/1/2016		105,000	112,612
Wolverine Tube, Inc., 6.0%, 6/28/2014		17,539	15,836

			5,680,499
Telecommunication Services 6.7%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		205,000	223,450
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		55,000	56,169
8.375%, 10/15/2020		180,000	180,900
8.75%, 3/15/2018		170,000	158,737
CPI International, Inc., 8.0%, 2/15/2018		45,000	39,713
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		310,000	304,575
10.0%, 7/15/2015 (b)		100,000	105,250
Crown Castle International Corp., 9.0%, 1/15/2015		195,000	214,500
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	110,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	317,250
ERC Ireland Preferred Equity Ltd., 144A, 8.057% **, 2/15/2017 (PIK)	EUR	88,319	35
Frontier Communications Corp.:
7.875%, 4/15/2015		10,000	10,750
8.25%, 4/15/2017 (b)		70,000	75,250
8.5%, 4/15/2020		90,000	94,725
8.75%, 4/15/2022		10,000	10,550
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		120,000	126,150
7.5%, 4/1/2021		150,000	157,687
8.5%, 11/1/2019		100,000	109,750
11.25%, 6/15/2016		60,000	63,150
Intelsat Luxembourg SA:
11.25%, 2/4/2017		145,000	150,800
11.5%, 2/4/2017 (PIK)		304,218	316,387
144A, 11.5%, 2/4/2017 (PIK)		80,000	82,400
iPCS, Inc., 2.672% **, 5/1/2013		35,000	33,600
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		90,000	89,437
7.875%, 9/1/2018		75,000	78,937
Qwest Communications International, Inc.:
7.125%, 4/1/2018		55,000	58,713
8.0%, 10/1/2015		60,000	64,050
Qwest Corp., 7.625%, 6/15/2015		210,000	243,396
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		23,000	24,725
8.25%, 8/15/2019		16,000	17,640
Sprint Nextel Corp.:
144A, 7.0%, 3/1/2020		45,000	45,675
8.375%, 8/15/2017		55,000	53,075
144A, 9.0%, 11/15/2018		250,000	274,375
144A, 9.125%, 3/1/2017		50,000	49,750
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	27,563
Telesat Canada, 11.0%, 11/1/2015		190,000	202,825
West Corp.:
7.875%, 1/15/2019		50,000	53,250
8.625%, 10/1/2018		15,000	16,463
Windstream Corp.:
7.0%, 3/15/2019		60,000	61,200
7.5%, 4/1/2023		60,000	61,800
7.75%, 10/15/2020		35,000	37,450
7.875%, 11/1/2017		205,000	226,012
8.125%, 9/1/2018		70,000	74,900

			4,703,514
Utilities 3.0%
Abu Dhabi National Energy Co., 144A, 5.875%, 12/13/2021		200,000	213,000
AES Corp.:
8.0%, 10/15/2017		10,000	11,263
8.0%, 6/1/2020		175,000	200,812
Calpine Corp.:
144A, 7.5%, 2/15/2021		80,000	85,400
144A, 7.875%, 7/31/2020		60,000	65,250
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		200,000	218,900
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		205,000	107,625
Ferrellgas LP, 6.5%, 5/1/2021		20,000	18,050
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	144,275
Korea Gas Corp., 144A, 6.25%, 1/20/2042		200,000	226,810
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		290,000	350,900
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		90,000	93,600
7.625%, 1/15/2018		35,000	35,087
8.25%, 9/1/2020		45,000	44,325
Suburban Propane Partners LP, 7.375%, 3/15/2020		15,000	15,938
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015 (b)		50,000	11,438
Toledo Edison Co., 7.25%, 5/1/2020		230,000	284,399

			2,127,072

Total Corporate Bonds (Cost $44,907,738)			46,425,879
Asset-Backed 1.2%
Home Equity Loans 0.5%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		86,876	86,630
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		190,000	185,196
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.382% **, 1/15/2037		167,889	129,548

			401,374
Miscellaneous 0.7%
Arch Bay Asset-Backed Securities, "M", Series 2010-2, 144A, 5.0%, 4/25/2057		487,572	482,657

Total Asset-Backed (Cost $861,401)			884,031
Commercial Mortgage-Backed Securities 3.0%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.992% **, 11/15/2015		567,306	530,435
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.684% **, 10/15/2049		124,424	116,359
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.655% **, 12/15/2035		290,000	290,062
Greenwich Capital Commercial Funding Corp., "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	279,599
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2006-LDP7, 6.065% **, 4/15/2045		140,000	159,212
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		440,000	493,154
"E", Series 2005-C2, 5.527% **, 4/15/2040		300,000	106,248
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.443% **, 12/15/2044		140,000	156,036

Total Commercial Mortgage-Backed Securities (Cost $2,208,219)			2,131,105
Collateralized Mortgage Obligations 3.3%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.926% **, 2/25/2034		155,927	141,262
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.214% **, 12/25/2035		215,671	205,495
Countrywide Home Loans:
"A16", Series 2005-21, 5.0%, 10/25/2035		114,182	114,245
"2A5", Series 2004-13, 5.75%, 8/25/2034		152,858	140,522
Federal Home Loan Mortgage Corp., "JI", Series 3558, Interest Only, 4.5%, 12/15/2023		203,376	12,423
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		339,353	42,785
"JS", Series 2004-59, Interest Only, 6.858% **, 4/25/2023		865,724	36,300
Government National Mortgage Association:
"XA", Series 2009-118, 5.0%, 12/20/2039		205,771	205,988
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		140,173	5,059
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 5.469% **, 4/25/2036		443,127	363,443
Merrill Lynch Mortgage Investors Trust:
"2A1A", Series 2005-A9, 2.572% **, 12/25/2035		15,997	15,905
"2A", Series 2003-A6, 2.78% **, 10/25/2033		111,548	102,339
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		87,984	87,990
Vericrest Opportunity Loan Transferee, "A2", Series 2011-NL1A, 144A, 9.077%, 12/26/2050		300,000	302,836
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.466% **, 10/25/2035		65,970	62,236
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.704% **, 12/25/2034		201,084	190,869
"A3", Series 2005-4, 5.0%, 4/25/2035		37,110	37,161
"B1", Series 2004-1, 5.5%, 2/25/2034		251,270	247,047

Total Collateralized Mortgage Obligations (Cost $2,302,488)			2,313,905
Government & Agency Obligations 15.2%
Other Government Related (d) 1.5%
Citibank NA, FDIC Guaranteed, 0.557% **, 5/7/2012		650,000	650,310
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.724% **, 12/26/2012		232,000	232,847
Penerbangan Malaysia Bhd., 144A, 5.625%, 3/15/2016		200,000	222,776

			1,105,933
Sovereign Bonds 6.3%
Dominican Republic, 144A, 7.5%, 5/6/2021		100,000	103,000
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	165,302
Republic of Argentina:
7.0%, 10/3/2015		100,000	93,875
Series 1, 8.75%, 6/2/2017		200,000	193,500
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	111
Republic of Belarus, REG S, 8.75%, 8/3/2015		145,000	134,850
Republic of Colombia:
4.375%, 7/12/2021		100,000	108,750
6.125%, 1/18/2041		200,000	245,000
Republic of Croatia, 144A, 6.375%, 3/24/2021		290,000	278,400
Republic of Hungary, 6.375%, 3/29/2021 (b)		100,000	91,500
Republic of Indonesia, 144A, 5.25%, 1/17/2042		250,000	262,187
Republic of Latvia, 144A, 5.25%, 2/22/2017		200,000	206,000
Republic of Lithuania, 144A, 6.125%, 3/9/2021		200,000	214,000
Republic of Peru, 5.625%, 11/18/2050		100,000	112,000
Republic of Poland, 5.0%, 3/23/2022		100,000	105,402
Republic of Romania, 144A, 6.75%, 2/7/2022		200,000	209,000
Republic of South Africa, 4.665%, 1/17/2024		250,000	255,625
Republic of Turkey, 6.25%, 9/26/2022		200,000	215,000
Republic of Uruguay, 7.625%, 3/21/2036		60,000	83,250
Republic of Venezuela, 7.65%, 4/21/2025		580,000	437,900
Russian Federation:
144A, 5.625%, 4/4/2042 (c)		200,000	195,106
REG S, 7.5%, 3/31/2030		363,137	434,403
United Mexican States:
3.625%, 3/15/2022		200,000	204,500
4.75%, 3/8/2044		100,000	98,000

			4,446,661
U.S. Treasury Obligations 7.4%
U.S. Treasury Bills:
0.03% ***, 6/28/2012 (e)		4,000	3,999
0.13% ***, 9/6/2012 (e)		670,000	669,635
U.S. Treasury Notes:
0.75%, 6/15/2014		500,000	503,906
0.875%, 12/31/2016		500,000	497,383
1.5%, 7/31/2016		1,875,000	1,923,780
2.0%, 11/15/2021		1,609,300	1,584,280
2.0%, 2/15/2022		50,000	49,039

			5,232,022

Total Government & Agency Obligations (Cost $10,508,068)			10,784,616
Loan Participations and Assignments 3.3%
Senior Loans ** 1.2%
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		12,939	6,696
Charter Communications Operating LLC:
Replacement Term Loan, 2.241%, 3/6/2014		591	590
Term Loan C, 3.72%, 9/6/2016		205,003	204,316
Term Loan B-2, 7.25%, 3/6/2014		3,082	3,088
Clear Channel Communication, Inc., Term Loan B, 3.891%, 1/28/2016		45,318	36,816
Dunkin' Brands, Inc., New Term Loan B2, 4.0%, 11/23/2017		68,618	68,675
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		49,375	49,647
Tomkins LLC, New Term Loan B, 4.25%, 9/29/2016		450,107	451,072
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		88,875	58,719

			879,619
Sovereign Loans 2.1%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	260,625
Gazprom OAO, 144A, 4.95%, 5/23/2016		200,000	207,254
OAO Novatek, 144A, 5.326%, 2/3/2016		200,000	210,290
Russian Railways, 5.739%, 4/3/2017		145,000	153,519
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	205,250
Vimpel Communications, 144A, 7.748%, 2/2/2021		200,000	197,500
Vnesheconombank, 144A, 5.375%, 2/13/2017 (b)		200,000	206,000

			1,440,438

Total Loan Participations and Assignments (Cost $2,295,483)			2,320,057
Municipal Bonds and Notes 1.3%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041 (f)		145,000	167,096
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028 (f)		300,000	331,770
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	155,046
Port Authority of New York & New Jersey, 4.926%, 10/1/2051 (f)		260,000	278,603

Total Municipal Bonds and Notes (Cost $851,959)			932,515
Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	105,219
Sonic Automotive, Inc., 5.0%, 10/1/2029		25,000	38,000

Total Convertible Bonds (Cost $90,040)			143,219
Preferred Securities 0.3%
Financials 0.2%
USB Capital XIII Trust, 6.625%, 12/15/2039		145,000	146,363
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		95,000	75,525

Total Preferred Securities (Cost $202,216)			221,888

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $4,000)	4	3,690

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,318	1,159
Postmedia Network Canada Corp.*	1,248	7,494
Trump Entertainment Resorts, Inc.*	6	0
Vertis Holdings, Inc.*	63	35

		8,688
Financials 0.0%
Ashton Woods "B"	0.024	17,820
Industrials 0.0%
Congoleum Corp.*	2,500	0
Quad Graphics, Inc.	6	84

		84
Materials 0.1%
GEO Specialty Chemicals, Inc.*	2,058	0
Wolverine Tube, Inc.*	778	19,450

		19,450

Total Common Stocks (Cost $54,342)		46,042
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	159	27
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	85	816

Total Warrants (Cost $17,432)		843
Exchange-Traded Fund 0.2%
SPDR Barclays Capital Convertible Securities (Cost $107,171)	2,700	107,622

	Contracts	Value ($)
Call Options Purchased 0.2%
10 Year U.S. Treasury Note Future, Expiration Date 5/25/2012, Strike Price $132.0	15	3,516
10 Year U.S. Treasury Note Future, Expiration Date 5/25/2012, Strike Price $135.0	22	687
Fixed Rate – 4.32% - Floating – LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	1,400,000	65,033
Fixed Rate – 4.19% - Floating – LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	1,500,000	74,805

Total Call Options Purchased (Cost $138,574)		144,041
Put Options Purchased 0.1%
Fixed Rate – 2.32% - Floating – LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	1,400,000	34,480
Fixed Rate – 2.19% - Floating – LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	1,500,000	32,726

Total Put Options Purchased (Cost $98,573)		67,206

	Shares	Value ($)
Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.27% (g) (h) (Cost $3,559,818)	3,559,818	3,559,818
Cash Equivalents 4.7%
Central Cash Management Fund, 0.11% (g) (Cost $3,299,335)	3,299,335	3,299,335

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $71,506,857) †	103.7	73,385,812
Other Assets and Liabilities, Net	(3.7)	(2,625,033)

Net Assets	100.0	70,760,779

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.00%	6/15/2015	65,000	USD	65,225	41
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	109,187	EUR	32,169	87
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	88,875	USD	88,819	58,719
					186,213	58,847

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $71,671,727.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $1,714,085. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,926,716 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,212,631.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $3,419,431, which is 4.8% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/20/2012	16	2,105,048	(10,349)
10 Year U.S. Treasury Note	USD	6/20/2012	1	129,484	1,229
Federal Republic of Germany Euro-Bund	EUR	6/7/2012	16	2,955,265	32,832
Federal Republic of Germany Euro-Schatz	EUR	6/7/2012	22	3,237,383	1,146
United Kingdom Long Gilt Bond	GBP	6/27/2012	41	7,509,513	(26,528)
Total net unrealized depreciation	(1,670)

At March 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	6/15/2012	1	120,244	(2,787)
10 Year Canadian Government Bond	CAD	6/20/2012	11	1,447,220	5,473
10 Year U.S. Treasury Note	USD	6/20/2012	130	16,832,969	183,307
2 Year U.S. Treasury Note	USD	6/29/2012	7	1,540,984	743
Federal Republic of Germany Euro-Bund	EUR	6/7/2012	2	369,408	(7,819)
Total net unrealized appreciation					178,917

At March 31, 2012, open written options contracts were as follows:
Options on exchange-traded futures contracts

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (i)

Call Options 10 Year U.S. Treasury Note	30	5/25/2012	133.5	(2,278)	(2,344)

(i)	Unrealized depreciation at March 31, 2012 was $66.

Options on interest rate swap contracts:

		Swap Effective/ Expiration Date	Contract Amount ($)	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options Fixed — 3.19%	- Floating — LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	(50,400)	(59,357)
Fixed — 3.32%	- Floating — LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	(50,631)	(55,539)
Put Options Fixed — 3.19%	- Floating — LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	(50,400)	(34,893)
Fixed — 3.32%	- Floating — LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	(50,631)	(38,256)
Total					(202,062)	(188,045)

(j)	Unrealized appreciation at March 31, 2012 was $14,017.

At March 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	290,000	1	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA+	(169)	(7,340)	7,171
12/20/2011 3/20/2017	60,000	2	5.0%	CIT Group, Inc., 5.25%, 2/15/2019, B-	2,632	2,514	118
6/21/2010 9/20/2013	70,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	4,123	858	3,265
6/21/2010 9/20/2015	90,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	8,740	(1,604)	10,344
12/20/2010 3/20/2016	290,000	5	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB	(4,490)	(107)	(4,383)
3/21/2011 6/20/2016	120,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	2,248	3,791	(1,543)

Total net unrealized appreciation	14,972

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At March 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

11/28/2012 11/28/2013	2,300,000	5	Floating — 3 Month JPY LIBOR	Floating — LIBOR	173,054	—	173,054
4/13/2012 4/13/2016	1,500,000	6	Floating — LIBOR	Fixed — 1.22%	11,795	—	11,795
10/1/2012 10/1/2021	2,000,000	7	Fixed — 2.375%	Floating — LIBOR	(7,849)	543	(8,392)
11/15/2010 11/15/2025	280,000	8	Floating — LIBOR	Floating — 4.502%††	15,182	—	15,182
10/1/2012 10/1/2042	1,200,000	7	Floating — LIBOR	Fixed — 2.96%	(37,862)	—	(37,862)
Total net unrealized depreciation	153,777

††	These interest rate swaps are shown at their current rate as of March 31, 2012.

At March 31, 2012, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

4/26/2011 4/26/2012	1,100,000	6	0.07%	BNP Paribas BPSTAR Enhanced Momentum Index	(244)	—	(244)
6/9/2010 6/1/2012	2,800,000	3	0.45%	Global Interest Rate Strategy Index	(10,695)	—	(10,695)
Total unrealized depreciation	(10,939)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Credit Suisse
3	Citigroup, Inc.
4	Bank of America
5	Morgan Stanley
6	BNP Paribas
7	The Goldman Sachs & Co.
8	Barclays Bank PLC
LIBOR: London InterBank Offered Rate

As of March 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,000,000	USD	1,340,517	4/2/2012	7,066	BNP Paribas
USD	8,364	PLN	26,169	4/5/2012	47	BNP Paribas
USD	1,435,209	EUR	1,100,000	4/5/2012	31,600	JPMorgan Chase Securities, Inc.
PLN	4,140,960	EUR	1,000,000	4/5/2012	2,530	UBS AG
JPY	80,000,000	USD	1,051,938	4/11/2012	81,176	JPMorgan Chase Securities, Inc.
JPY	110,000,000	USD	1,365,817	4/11/2012	31,019	BNP Paribas
AUD	1,030,000	USD	1,098,104	4/11/2012	31,218	UBS AG
JPY	195,000,000	USD	2,378,522	4/11/2012	12,290	Morgan Stanley
USD	1,703,820	EUR	1,300,000	4/19/2012	29,790	Morgan Stanley
USD	2,503,634	JPY	210,000,000	4/19/2012	44,785	Nomura International PLC
EUR	1,300,000	USD	1,734,140	4/19/2012	530	Nomura International PLC
JPY	150,000,000	USD	1,823,110	4/19/2012	2,811	Nomura International PLC
USD	1,329,809	CHF	1,220,000	4/24/2012	22,052	UBS AG
USD	382,424	JPY	31,880,000	4/24/2012	2,826	UBS AG
USD	234,436	NOK	1,350,000	4/24/2012	2,406	UBS AG
USD	364,203	GBP	230,000	4/24/2012	3,626	UBS AG
USD	1,190,439	EUR	900,000	4/24/2012	10,013	UBS AG
USD	821,215	SEK	5,550,000	4/24/2012	16,860	UBS AG
CAD	330,000	USD	332,651	4/24/2012	1,964	UBS AG
AUD	990,000	USD	1,030,486	4/24/2012	7,777	UBS AG
NZD	280,000	USD	229,806	4/24/2012	912	UBS AG
JPY	100,000,000	USD	1,281,307	4/27/2012	67,694	JPMorgan Chase Securities, Inc.
JPY	52,000,000	USD	664,241	5/17/2012	33,051	Nomura International PLC
Total unrealized appreciation					444,043

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,341,579	EUR	1,000,000	4/2/2012	(8,128)	BNP Paribas
EUR	1,000,000	PLN	4,114,791	4/5/2012	(10,941)	Bank of America
EUR	1,100,000	USD	1,450,861	4/5/2012	(15,948)	Morgan Stanley
USD	551,685	AUD	515,000	4/11/2012	(18,242)	BNP Paribas
USD	2,040,402	JPY	165,000,000	4/11/2012	(38,207)	BNP Paribas
USD	2,713,324	JPY	220,000,000	4/11/2012	(43,729)	Nomura International PLC
EUR	350,000	USD	466,046	4/11/2012	(678)	UBS AG
EUR	400,000	USD	532,904	4/11/2012	(496)	Bank of America
USD	1,036,928	AUD	1,000,000	4/19/2012	(2,053)	Nomura International PLC
JPY	60,000,000	USD	720,098	4/19/2012	(8,022)	Morgan Stanley
USD	1,683,376	AUD	1,600,000	4/24/2012	(30,512)	UBS AG
USD	131,171	CAD	130,000	4/24/2012	(901)	UBS AG
GBP	650,000	USD	1,030,796	4/24/2012	(8,718)	UBS AG
EUR	1,650,000	USD	2,171,103	4/24/2012	(29,726)	UBS AG
CHF	810,000	USD	888,246	4/24/2012	(9,301)	UBS AG
JPY	33,070,000	USD	393,608	4/24/2012	(6,022)	UBS AG
EUR	326,700	USD	431,060	4/25/2012	(4,706)	JPMorgan Chase Securities, Inc.
USD	1,301,999	JPY	100,000,000	4/27/2012	(88,385)	UBS AG
GBP	1,100,000	USD	1,757,459	5/3/2012	(661)	UBS AG
USD	648,647	JPY	52,000,000	5/17/2012	(17,456)	Nomura International PLC
Total unrealized depreciation					(342,832)

Currency Abbreviations

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	PLN	Polish Zloty
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(m)
Corporate Bonds	$—	$46,159,893	$265,986	$46,425,879
Asset-Backed	—	884,031	—	884,031
Commercial Mortgage-Backed Securities	—	2,131,105	—	2,131,105
Collateralized Mortgage Obligations	—	2,313,905	—	2,313,905
Government & Agency Obligations	—	10,784,616	—	10,784,616
Loan Participations and Assignments	—	2,320,057	—	2,320,057
Municipal Bonds and Notes	—	932,515	—	932,515
Convertible Bonds	—	143,219	—	143,219
Preferred Securities	—	221,888	—	221,888
Other Investments	—	—	3,690	3,690
Common Stocks(m)	7,578	1,159	37,305	46,042
Warrants(m)	—	—	843	843
Exchange-Traded Fund	107,622	—	—	107,622
Short-Term Investments(m)	6,859,153	—	—	6,859,153
Derivatives (n)	228,933	872,016	—	1,100,949
Total	$7,203,286	$66,764,404	$307,824	$74,275,514

Liabilities
Derivatives (n)	$(49,827)	$(593,996)	$—	$(639,135)
Total	$(49,827)	$(593,996)	$—	$(639,135)

During the period ended March 31, 2012, the amount of transfers between Level 1 and Level 2 fair value measurements was $5,795.  An investment was transferred from Level 1 to Level 2 because of a lack of quoted prices due to a decrease in market activity.  The investment is currently fair valued using observable market inputs.

Transfers between price levels are recognized at the beginning of the reporting period.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Common Stocks	Warrants	Other Investments	Total
Balance as of December 31, 2011	$259,203	$19,594	$727	$4,000	$283,524
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	3,913	17,711	116	(310)	21,430
Amortization premium/discount	477	—	—	—	477
Purchases	2,393	—	—	—	2,393
(Sales)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of March 31, 2012	$265,986	$37,305	$843	$3,690	$307,824
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2012	$3,913	$17,711	$116	$(310)	$21,430

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$14,972	$—	$—
Foreign Exchange Contracts	$—	$—	$101,211	$—
Interest Rate Contracts	$177,247	$142,838	$—	$(11,949)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012